UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2017

This report on Form N-CSR relates solely to the Registrant’s to Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity Advisor Managed Retirement Income Fund℠ (formerly Fidelity Advisor Income Replacement 2022 Fund℠)

Fidelity Advisor Managed Retirement 2005 Fund℠ (formerly Fidelity Advisor Income Replacement 2026 Fund℠)

Fidelity Advisor Managed Retirement 2010 Fund℠ (formerly Fidelity Advisor Income Replacement 2030 Fund℠)

Fidelity Advisor Managed Retirement 2015 Fund℠ (formerly Fidelity Advisor Income Replacement 2034 Fund℠)

Fidelity Advisor Managed Retirement 2020 Fund℠ (formerly Fidelity Advisor Income Replacement 2038 Fund℠)

Fidelity Advisor Managed Retirement 2025 Fund℠ (formerly Fidelity Advisor Income Replacement 2042 Fund℠)

Class A, Class M (formerly Class T), Class C and Class I

Annual Report

July 31, 2017

Each Class A, Class M, Class C and Class I are classes of Fidelity Managed Retirement Funds℠

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Managed Retirement Income Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2005 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(1.29)%	4.21%	3.51%
Class M (incl. 3.50% sales charge)	0.81%	4.44%	3.50%
Class C (incl. contingent deferred sales charge)	2.96%	4.66%	3.35%
Class I	5.01%	5.71%	4.39%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement Income Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,083	Fidelity Advisor Managed Retirement Income Fund℠ - Class A
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Managed Retirement 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	0.90%	5.50%	4.07%
Class M (incl. 3.50% sales charge)	3.04%	5.74%	4.06%
Class C (incl. contingent deferred sales charge)	5.24%	5.96%	3.92%
Class I	7.31%	7.02%	4.96%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2005 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,864	Fidelity Advisor Managed Retirement 2005 Fund℠ - Class A
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Managed Retirement 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	2.27%	6.21%	4.37%
Class M (incl. 3.50% sales charge)	4.45%	6.45%	4.36%
Class C (incl. contingent deferred sales charge)	6.71%	6.68%	4.21%
Class I	8.78%	7.75%	5.26%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2010 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,290	Fidelity Advisor Managed Retirement 2010 Fund℠ - Class A
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Managed Retirement 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	3.16%	6.68%	4.48%
Class M (incl. 3.50% sales charge)	5.35%	6.92%	4.47%
Class C (incl. contingent deferred sales charge)	7.62%	7.15%	4.32%
Class I	9.73%	8.23%	5.37%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2015 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,450	Fidelity Advisor Managed Retirement 2015 Fund℠ - Class A
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index
$20,995	S&P 500® Index

Going forward, the fund's performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Managed Retirement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	3.85%	7.10%	4.38%
Class M (incl. 3.50% sales charge)	6.06%	7.34%	4.37%
Class C (incl. contingent deferred sales charge)	8.37%	7.56%	4.24%
Class I	10.45%	8.64%	5.29%

 A From December 31, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2020 Fund℠ - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,075	Fidelity Advisor Managed Retirement 2020 Fund℠ - Class A
$20,703	S&P 500® Index

Fidelity Managed Retirement 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	4.48%	7.61%	4.69%
Class M (incl. 3.50% sales charge)	6.71%	7.85%	4.68%
Class C (incl. contingent deferred sales charge)	9.02%	8.08%	4.55%
Class I	11.14%	9.17%	5.60%

 A From December 31, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2025 Fund℠ - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,509	Fidelity Advisor Managed Retirement 2025 Fund℠ - Class A
$20,703	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 17.53% for the 12 months ending July 31, 2017. Favorable election results in France and elsewhere suggested ebbing eurozone uncertainty and near-term risk. Europe (+23%) nearly doubled the 12% gain of the U.K., which faced mixed conditions ahead of its expected exit from the European Union. U.S. stocks (+16%) rallied on post-election optimism. Despite continued central-bank easing, Japan (+15%) lagged the rest of the Asia Pacific group (+19%). Commodity-price volatility whipsawed Canada (+13%), but emerging markets (+25%) boomed. In the U.S., small-cap stocks bested large-caps and growth- topped value-oriented stocks, with the reverse true overseas. Among sectors, financials (+34%) led the MSCI ACWI atop rising interest rates that, at the same time, pressured real estate (+3%), as well as utilities (+6%), consumer staples (+5%) and telecommunication services (+1%) – so-called “bond proxy” sectors. Telecoms also faced higher competition. Semiconductor and internet-related names boosted information technology (+32%). Materials (+23%) and industrials (+19%) responded to calls for more spending on infrastructure. Energy (+6%) fared well in the year’s first half, given rising commodity prices and optimism that OPEC (the Organization of the Petroleum Exporting Countries) might curb output, but oil prices peaked at the start of 2017 and ceded ground thereafter. Early on, health care (+5%) struggled with legislative and drug-pricing worries. Lastly, the consumer discretionary sector more or less matched the MSCI ACWI return.

In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.51% amid concern that President Trump’s promises to reform health care and tax legislation and increase infrastructure spending would hurt bond valuations. The U.S. Federal Reserve thrice raised interest rate targets by a quarter-point, most recently in June. Within the Bloomberg Barclays index, investment-grade spread sectors, led by corporate credit, mostly advanced; Treasuries, though, declined. Outside the index, riskier debt classes turned in the strongest results, with U.S. high-yield debt marking a double-digit gain. Inflation-protected debt ended lower for the year.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year ending July 31, 2017, the share classes of each Fidelity Managed Retirement Fund (excluding sales charges, if applicable) recorded gains ranging from about 4% to 5% for Managed Retirement Income Fund to about 10% to 11% for Managed Retirement 2025 Fund. Each Fund outperformed its respective Composite index, with results versus respective peer averages mostly favorable. Overall, both allocation decisions within asset classes as well as performance among underlying investments added value versus Composites. Within the Funds’ U.S. equity allocation, large-cap growth strategies contributed most to relative results; detractors included mainly value-oriented investments and those with broad market-cap exposure. Investments in the emerging-markets equity asset class added notable value. The Funds’ core fixed-income allocation posted a modest gain, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index, which declined. Allocations to commodity and inflation-protected securities detracted from relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On June 1, 2017, six former Fidelity Income Replacement Fund portfolios – Income Replacement 2022, 2026, 2030, 2034, 2038 and 2042 – were repositioned as a new set of Funds named Fidelity Managed Retirement Funds. Managed Retirement Funds invest exclusively in Fidelity’s Series funds.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.5	0.0
Fidelity Series Government Money Market Fund 1.04%	19.6	0.0
Fidelity Series Short-Term Credit Fund	8.4	0.0
Fidelity Series Emerging Markets Fund	4.7	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.8	0.0
Fidelity Series International Value Fund	2.9	0.0
Fidelity Series International Growth Fund	2.9	0.0
Fidelity Series Intrinsic Opportunities Fund	2.1	0.0
Fidelity Series Growth & Income Fund	2.1	0.0
Fidelity Series Commodity Strategy Fund	2.0	0.0
	86.0	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.8%
International Equity Funds	11.2%
Bond Funds	45.0%
Short-Term Funds	28.0%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Bond Funds	42.4%
Short-Term Funds	33.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement Income Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,315	$53,599
Fidelity Series 1000 Value Index Fund (a)	5,302	65,482
Fidelity Series All-Sector Equity Fund (a)	7,679	100,754
Fidelity Series Blue Chip Growth Fund (a)	7,253	102,044
Fidelity Series Commodity Strategy Fund (a)(b)	44,768	234,136
Fidelity Series Growth & Income Fund (a)	15,489	235,591
Fidelity Series Growth Company Fund (a)	12,221	202,742
Fidelity Series Intrinsic Opportunities Fund (a)	13,924	240,891
Fidelity Series Opportunistic Insights Fund (a)	6,353	112,951
Fidelity Series Real Estate Equity Fund (a)	1,538	20,423
Fidelity Series Small Cap Discovery Fund (a)	2,571	30,163
Fidelity Series Small Cap Opportunities Fund(a)	6,311	91,011
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,547	176,654
Fidelity Series Value Discovery Fund (a)	9,316	124,457
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,709,300)		1,790,898

International Equity Funds - 11.2%
Fidelity Series Emerging Markets Fund (a)	26,770	535,409
Fidelity Series International Growth Fund (a)	21,091	327,958
Fidelity Series International Small Cap Fund (a)	4,310	75,432
Fidelity Series International Value Fund (a)	31,516	331,860
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,220,187)		1,270,659

Bond Funds - 45.0%
Fidelity Series Emerging Markets Debt Fund (a)	6,545	67,678
Fidelity Series Floating Rate High Income Fund (a)	2,962	28,257
Fidelity Series High Income Fund (a)	17,428	169,753
Fidelity Series Inflation-Protected Bond Index Fund (a)	43,527	430,047
Fidelity Series International Credit Fund (a)(b)	566	5,663
Fidelity Series Investment Grade Bond Fund (a)	376,135	4,250,329
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,152	106,209
Fidelity Series Real Estate Income Fund (a)	4,729	53,628
TOTAL BOND FUNDS
(Cost $5,105,714)		5,111,564

Short-Term Funds - 28.0%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	2,226,650	2,226,650
Fidelity Series Short-Term Credit Fund (a)	94,788	947,882
TOTAL SHORT-TERM FUNDS
(Cost $3,174,531)		3,174,532
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,209,732)		11,347,653
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,507)
NET ASSETS - 100%		$11,343,146

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$300,747	$21,379	$341,285	$4,361	$--
Fidelity Advisor Mid Cap II Fund Class I	469,055	48,304	544,766	1,987	--
Fidelity Blue Chip Growth Fund	435,945	39,832	532,248	906	--
Fidelity Equity-Income Fund	670,473	53,733	771,304	10,796	--
Fidelity Government Income Fund	1,154,703	147,233	1,256,103	15,418	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	2,185,245	399,669	2,584,914	7,944	--
Fidelity Large Cap Stock Fund	502,165	33,417	589,348	4,111	--
Fidelity Series 100 Index Fund	435,945	29,160	450,767	8,675	53,599
Fidelity Series 1000 Value Index Fund	--	76,248	12,868	--	65,482
Fidelity Series All-Sector Equity Fund	--	116,188	17,899	--	100,754
Fidelity Series Blue Chip Growth Fund	--	119,819	20,789	--	102,044
Fidelity Series Broad Market Opportunities Fund	771,182	264,626	909,671	3,408	--
Fidelity Series Commodity Strategy Fund	--	243,251	13,300	--	234,136
Fidelity Series Emerging Markets Debt Fund	--	73,346	5,401	728	67,678
Fidelity Series Emerging Markets Fund	--	562,786	61,098	--	535,409
Fidelity Series Floating Rate High Income Fund	--	30,484	2,250	226	28,257
Fidelity Series Government Money Market Fund 1.04%	--	2,399,475	172,826	3,666	2,226,650
Fidelity Series Growth & Income Fund	--	263,669	34,764	810	235,591
Fidelity Series Growth Company Fund	--	237,218	44,890	--	202,742
Fidelity Series High Income Fund	--	183,168	13,502	1,624	169,753
Fidelity Series Inflation-Protected Bond Index Fund	--	466,092	34,654	129	430,047
Fidelity Series International Credit Fund	--	5,663	--	--	5,663
Fidelity Series International Growth Fund	--	350,985	29,188	--	327,958
Fidelity Series International Small Cap Fund	--	79,879	7,212	--	75,432
Fidelity Series International Value Fund	--	350,985	29,097	--	331,860
Fidelity Series Intrinsic Opportunities Fund	--	237,574	3,834	--	240,891
Fidelity Series Investment Grade Bond Fund	--	4,581,522	339,223	18,078	4,250,329
Fidelity Series Long-Term Treasury Bond Index Fund	--	108,215	1,303	301	106,209
Fidelity Series Opportunistic Insights Fund	--	130,712	21,751	--	112,951
Fidelity Series Real Estate Equity Fund	--	24,282	4,384	76	20,423
Fidelity Series Real Estate Income Fund	--	57,485	4,230	601	53,628
Fidelity Series Short-Term Credit Fund	--	1,021,911	73,969	2,844	947,882
Fidelity Series Small Cap Discovery Fund	--	35,255	5,955	156	30,163
Fidelity Series Small Cap Opportunities Fund	67,599	60,832	45,601	316	91,011
Fidelity Series Stock Selector Large Cap Value Fund	--	203,329	32,075	--	176,654
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	286,838	167,028	1,209	124,457
Fidelity Short-Term Bond Fund	2,185,245	413,556	2,591,064	20,035	--
Fidelity Strategic Real Return Fund	1,154,703	111,231	1,258,681	20,558	--
Fidelity Total Bond Fund	3,462,729	385,261	3,796,504	76,710	--
Total	$13,795,736	$14,254,612	$16,825,746	$205,673	$11,347,653

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $11,209,732) — See accompanying schedule		$11,347,653
Cash		1
Receivable for investments sold		1,000
Total assets		11,348,654
Liabilities
Payable for fund shares redeemed	$1,000
Accrued management fee	4,372
Distribution and service plan fees payable	136
Total liabilities		5,508
Net Assets		$11,343,146
Net Assets consist of:
Paid in capital		$10,540,634
Undistributed net investment income		13,918
Accumulated undistributed net realized gain (loss) on investments		650,673
Net unrealized appreciation (depreciation) on investments		137,921
Net Assets		$11,343,146
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($286,950 ÷ 4,704.20 shares)		$61.00
Maximum offering price per share (100/94.25 of $61.00)		$64.72
Class M:
Net Asset Value and redemption price per share ($82,001 ÷ 1,343.30 shares)		$61.04
Maximum offering price per share (100/96.50 of $61.04)		$63.25
Class C:
Net Asset Value and offering price per share ($52,223 ÷ 858.20 shares)(a)		$60.85
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($10,827,822 ÷ 177,493.80 shares)		$61.00
Class I:
Net Asset Value, offering price and redemption price per share ($94,150 ÷ 1,543.80 shares)		$60.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$205,673
Expenses
Management fee	$8,948
Distribution and service plan fees	1,707
Independent trustees' fees and expenses	54
Total expenses before reductions	10,709
Expense reductions	(47)	10,662
Net investment income (loss)		195,011
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	589,599
Capital gain distributions from underlying funds	289,958
Total net realized gain (loss)		879,557
Change in net unrealized appreciation (depreciation) on underlying funds		(466,546)
Net gain (loss)		413,011
Net increase (decrease) in net assets resulting from operations		$608,022

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$195,011	$222,097
Net realized gain (loss)	879,557	106,833
Change in net unrealized appreciation (depreciation)	(466,546)	(18,250)
Net increase (decrease) in net assets resulting from operations	608,022	310,680
Distributions to shareholders from net investment income	(184,761)	(221,870)
Distributions to shareholders from net realized gain	(14,929)	(12,857)
Total distributions	(199,690)	(234,727)
Share transactions - net increase (decrease)	(2,860,773)	(1,159,698)
Total increase (decrease) in net assets	(2,452,441)	(1,083,745)
Net Assets
Beginning of period	13,795,587	14,879,332
End of period	$11,343,146	$13,795,587
Other Information
Undistributed net investment income end of period	$13,918	$3,668

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.02	$58.61	$57.41	$54.16	$50.46
Income from Investment Operations
Net investment income (loss)A	.756	.758	.686	.708	.825
Net realized and unrealized gain (loss)	2.008	.457	1.311	3.351	3.933
Total from investment operations	2.764	1.215	1.997	4.059	4.758
Distributions from net investment income	(.717)	(.754)	(.658)	(.686)	(.804)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.784)	(.805)	(.797)	(.809)	(1.058)
Net asset value, end of period	$61.00	$59.02	$58.61	$57.41	$54.16
Total ReturnB,C	4.73%	2.12%	3.50%	7.54%	9.54%
Ratios to Average Net AssetsD,E
Expenses before reductions	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.32%	1.18%	1.26%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$287	$293	$432	$419	$391
Portfolio turnover rateD	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.07	$58.67	$57.46	$54.24	$50.53
Income from Investment Operations
Net investment income (loss)A	.608	.615	.540	.581	.686
Net realized and unrealized gain (loss)	2.008	.450	1.318	3.339	3.958
Total from investment operations	2.616	1.065	1.858	3.920	4.644
Distributions from net investment income	(.579)	(.614)	(.509)	(.577)	(.680)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.646)	(.665)	(.648)	(.700)	(.934)
Net asset value, end of period	$61.04	$59.07	$58.67	$57.46	$54.24
Total ReturnB,C	4.47%	1.86%	3.25%	7.26%	9.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%	.50%	.50%	.49%F	.49%F
Expenses net of fee waivers, if any	.57%	.50%	.50%	.49%F	.49%F
Expenses net of all reductions	.57%	.50%	.50%	.49%F	.49%F
Net investment income (loss)	1.02%	1.07%	.93%	1.02%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$82	$86	$90	$26	$1
Portfolio turnover rateD	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.91	$58.53	$57.34	$54.13	$50.49
Income from Investment Operations
Net investment income (loss)A	.310	.328	.245	.293	.434
Net realized and unrealized gain (loss)	2.009	.435	1.323	3.354	3.919
Total from investment operations	2.319	.763	1.568	3.647	4.353
Distributions from net investment income	(.312)	(.332)	(.239)	(.314)	(.459)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.379)	(.383)	(.378)	(.437)	(.713)
Net asset value, end of period	$60.85	$58.91	$58.53	$57.34	$54.13
Total ReturnB,C	3.96%	1.34%	2.72%	6.76%	8.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.07%	1.00%	1.01%F	.99%F	1.00%
Expenses net of fee waivers, if any	1.07%	1.00%	1.01%F	.99%F	1.00%
Expenses net of all reductions	1.07%	1.00%	1.01%F	.99%F	1.00%
Net investment income (loss)	.52%	.57%	.42%	.52%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$52	$58	$60	$325	$54
Portfolio turnover rateD	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.01	$58.61	$57.41	$54.15	$50.46
Income from Investment Operations
Net investment income (loss)A	.905	.901	.831	.851	.956
Net realized and unrealized gain (loss)	2.003	.452	1.313	3.358	3.922
Total from investment operations	2.908	1.353	2.144	4.209	4.878
Distributions from net investment income	(.851)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.918)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$61.00	$59.01	$58.61	$57.41	$54.15
Total ReturnB	4.98%	2.37%	3.76%	7.82%	9.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,828	$13,227	$14,208	$9,774	$4,474
Portfolio turnover rateC	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.99	$58.59	$57.39	$54.14	$50.45
Income from Investment Operations
Net investment income (loss)A	.906	.899	.830	.856	.957
Net realized and unrealized gain (loss)	2.013	.454	1.314	3.343	3.921
Total from investment operations	2.919	1.353	2.144	4.199	4.878
Distributions from net investment income	(.852)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.919)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$60.99	$58.99	$58.59	$57.39	$54.14
Total ReturnB	5.01%	2.37%	3.76%	7.81%	9.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$94	$131	$90	$61	$4
Portfolio turnover rateC	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	36.5	0.0
Fidelity Series Government Money Market Fund 1.04%	17.9	0.0
Fidelity Series Short-Term Credit Fund	7.6	0.0
Fidelity Series Emerging Markets Fund	5.1	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.6	0.0
Fidelity Series International Value Fund	3.3	0.0
Fidelity Series International Growth Fund	3.3	0.0
Fidelity Series Growth & Income Fund	2.5	0.0
Fidelity Series Intrinsic Opportunities Fund	2.5	0.0
Fidelity Series Growth Company Fund	2.1	0.0
	84.4	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.2%
International Equity Funds	12.4%
Bond Funds	43.9%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
Bond Funds	38.8%
Short-Term Funds	22.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2005 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,517	$56,868
Fidelity Series 1000 Value Index Fund (a)	5,626	69,477
Fidelity Series All-Sector Equity Fund (a)	8,148	106,903
Fidelity Series Blue Chip Growth Fund (a)	7,695	108,267
Fidelity Series Commodity Strategy Fund (a)(b)	39,530	206,740
Fidelity Series Growth & Income Fund (a)	16,435	249,973
Fidelity Series Growth Company Fund (a)	12,965	215,087
Fidelity Series Intrinsic Opportunities Fund (a)	14,420	249,469
Fidelity Series Opportunistic Insights Fund (a)	6,740	119,844
Fidelity Series Real Estate Equity Fund (a)	1,653	21,952
Fidelity Series Small Cap Discovery Fund (a)	2,728	32,002
Fidelity Series Small Cap Opportunities Fund(a)	6,696	96,562
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,374	187,439
Fidelity Series Value Discovery Fund (a)	9,884	132,047
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,766,922)		1,852,630

International Equity Funds - 12.4%
Fidelity Series Emerging Markets Fund (a)	25,896	517,918
Fidelity Series International Growth Fund (a)	21,314	331,436
Fidelity Series International Small Cap Fund (a)	4,356	76,229
Fidelity Series International Value Fund (a)	31,852	335,403
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,211,367)		1,260,986

Bond Funds - 43.9%
Fidelity Series Emerging Markets Debt Fund (a)	5,855	60,536
Fidelity Series Floating Rate High Income Fund (a)	2,650	25,278
Fidelity Series High Income Fund (a)	15,594	151,884
Fidelity Series Inflation-Protected Bond Index Fund (a)	37,218	367,711
Fidelity Series International Credit Fund (a)(b)	510	5,101
Fidelity Series Investment Grade Bond Fund (a)	328,067	3,707,152
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,688	93,409
Fidelity Series Real Estate Income Fund (a)	4,229	47,956
TOTAL BOND FUNDS
(Cost $4,453,879)		4,459,027

Short-Term Funds - 25.5%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	1,821,465	1,821,465
Fidelity Series Short-Term Credit Fund (a)	76,823	768,230
TOTAL SHORT-TERM FUNDS
(Cost $2,589,694)		2,589,695
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,021,862)		10,162,338
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,646)
NET ASSETS - 100%		$10,157,692

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$341,529	$152,504	$544,749	$6,351	$--
Fidelity Advisor Mid Cap II Fund Class I	420,215	197,734	652,590	2,266	--
Fidelity Blue Chip Growth Fund	390,917	177,168	646,736	909	--
Fidelity Capital & Income Fund	125,562	53,544	188,783	4,885	--
Fidelity Equity-Income Fund	601,025	266,405	921,415	11,835	--
Fidelity Government Income Fund	593,491	325,599	895,245	10,011	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	903,211	505,727	1,408,938	4,201	--
Fidelity Large Cap Stock Fund	450,350	191,325	702,947	4,700	--
Fidelity Series 100 Index Fund	390,917	164,077	548,822	10,091	56,868
Fidelity Series 1000 Value Index Fund	--	77,460	10,183	--	69,477
Fidelity Series All-Sector Equity Fund	--	119,330	15,063	--	106,903
Fidelity Series Blue Chip Growth Fund	--	122,470	17,424	--	108,267
Fidelity Series Broad Market Opportunities Fund	690,592	588,621	1,093,397	3,888	--
Fidelity Series Commodity Strategy Fund	--	209,774	6,939	--	206,740
Fidelity Series Emerging Markets Debt Fund	--	63,451	2,680	646	60,536
Fidelity Series Emerging Markets Fund	--	525,470	40,066	--	517,918
Fidelity Series Floating Rate High Income Fund	--	26,369	1,117	201	25,278
Fidelity Series Government Money Market Fund 1.04%	--	1,891,137	69,672	2,948	1,821,465
Fidelity Series Growth & Income Fund	--	271,108	28,225	877	249,973
Fidelity Series Growth Company Fund	--	242,847	38,763	--	215,087
Fidelity Series High Income Fund	--	158,453	6,699	1,440	151,884
Fidelity Series Inflation-Protected Bond Index Fund	--	385,315	16,435	110	367,711
Fidelity Series International Credit Fund	--	5,101	--	--	5,101
Fidelity Series International Growth Fund	--	345,429	20,192	--	331,436
Fidelity Series International Small Cap Fund	--	78,506	5,070	--	76,229
Fidelity Series International Value Fund	--	345,429	20,160	--	335,403
Fidelity Series Intrinsic Opportunities Fund	--	244,372	2,293	--	249,469
Fidelity Series Investment Grade Bond Fund	--	3,858,026	157,640	15,570	3,707,152
Fidelity Series Long-Term Treasury Bond Index Fund	--	95,294	1,279	263	93,409
Fidelity Series Opportunistic Insights Fund	--	133,984	18,425	--	119,844
Fidelity Series Real Estate Equity Fund	--	25,201	3,788	79	21,952
Fidelity Series Real Estate Income Fund	--	49,717	2,099	520	47,956
Fidelity Series Short-Term Credit Fund	--	798,863	30,617	2,284	768,230
Fidelity Series Small Cap Discovery Fund	--	36,801	5,720	164	32,002
Fidelity Series Small Cap Opportunities Fund	60,270	67,683	40,463	322	96,562
Fidelity Series Stock Selector Large Cap Value Fund	--	208,304	26,554	--	187,439
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	293,352	166,114	1,308	132,047
Fidelity Short-Term Bond Fund	903,211	511,521	1,412,135	10,315	--
Fidelity Strategic Income Fund	125,562	53,451	182,302	3,952	--
Fidelity Strategic Real Return Fund	593,491	303,601	893,560	12,769	--
Fidelity Total Bond Fund	1,780,471	928,363	2,688,674	49,126	--
Total	$8,370,814	$15,098,886	$13,533,973	$162,031	$10,162,338

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $10,021,862) — See accompanying schedule		$10,162,338
Cash		2
Receivable for investments sold		1,000
Total assets		10,163,340
Liabilities
Payable for fund shares redeemed	$1,000
Accrued management fee	4,230
Distribution and service plan fees payable	418
Total liabilities		5,648
Net Assets		$10,157,692
Net Assets consist of:
Paid in capital		$9,296,896
Undistributed net investment income		11,426
Accumulated undistributed net realized gain (loss) on investments		708,894
Net unrealized appreciation (depreciation) on investments		140,476
Net Assets		$10,157,692
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($337,800 ÷ 5,329.05 shares)		$63.39
Maximum offering price per share (100/94.25 of $63.39)		$67.26
Class M:
Net Asset Value and redemption price per share ($297,316 ÷ 4,688.68 shares)		$63.41
Maximum offering price per share (100/96.50 of $63.41)		$65.71
Class C:
Net Asset Value and offering price per share ($254,129 ÷ 4,029.11 shares)(a)		$63.07
Fidelity Managed Retirement 2005:
Net Asset Value, offering price and redemption price per share ($9,235,966 ÷ 145,658.73 shares)		$63.41
Class I:
Net Asset Value, offering price and redemption price per share ($32,481 ÷ 512.28 shares)		$63.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$162,031
Expenses
Management fee	$8,522
Distribution and service plan fees	5,363
Independent trustees' fees and expenses	41
Total expenses before reductions	13,926
Expense reductions	(35)	13,891
Net investment income (loss)		148,140
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	486,944
Capital gain distributions from underlying funds	375,302
Total net realized gain (loss)		862,246
Change in net unrealized appreciation (depreciation) on underlying funds		(260,347)
Net gain (loss)		601,899
Net increase (decrease) in net assets resulting from operations		$750,039

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,140	$126,792
Net realized gain (loss)	862,246	71,839
Change in net unrealized appreciation (depreciation)	(260,347)	18,448
Net increase (decrease) in net assets resulting from operations	750,039	217,079
Distributions to shareholders from net investment income	(138,732)	(126,167)
Distributions to shareholders from net realized gain	(48,306)	(79,217)
Total distributions	(187,038)	(205,384)
Share transactions - net increase (decrease)	1,224,348	1,027,483
Total increase (decrease) in net assets	1,787,349	1,039,178
Net Assets
Beginning of period	8,370,343	7,331,165
End of period	$10,157,692	$8,370,343
Other Information
Undistributed net investment income end of period	$11,426	$2,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.26	$60.57	$58.78	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.788	.801	.724	.735	.906
Net realized and unrealized gain (loss)	3.402	.274	1.910	4.084	4.920
Total from investment operations	4.190	1.075	2.634	4.819	5.826
Distributions from net investment income	(.733)	(.785)	(.698)	(.708)	(.879)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(1.060)	(1.385)	(.844)	(.849)	(1.106)
Net asset value, end of period	$63.39	$60.26	$60.57	$58.78	$54.81
Total ReturnB,C	7.05%	1.88%	4.50%	8.84%	11.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.38%	1.21%	1.28%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$338	$577	$727	$526	$304
Portfolio turnover rateD	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.30	$60.61	$58.83	$54.82	$50.08
Income from Investment Operations
Net investment income (loss)A	.635	.655	.574	.587	.781
Net realized and unrealized gain (loss)	3.399	.276	1.910	4.098	4.911
Total from investment operations	4.034	.931	2.484	4.685	5.692
Distributions from net investment income	(.597)	(.641)	(.558)	(.534)	(.725)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(.924)	(1.241)	(.704)	(.675)	(.952)
Net asset value, end of period	$63.41	$60.30	$60.61	$58.83	$54.82
Total ReturnB,C	6.78%	1.63%	4.24%	8.58%	11.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.13%	.96%	1.03%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$297	$308	$328	$39	$85
Portfolio turnover rateD	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.03	$60.40	$58.69	$54.76	$50.12
Income from Investment Operations
Net investment income (loss)A	.327	.360	.278	.303	.508
Net realized and unrealized gain (loss)	3.383	.276	1.899	4.086	4.915
Total from investment operations	3.710	.636	2.177	4.389	5.423
Distributions from net investment income	(.343)	(.406)	(.321)	(.318)	(.556)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(.670)	(1.006)	(.467)	(.459)	(.783)
Net asset value, end of period	$63.07	$60.03	$60.40	$58.69	$54.76
Total ReturnB,C	6.24%	1.12%	3.72%	8.04%	10.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	1.00%	.99%F	1.00%	1.00%
Expenses net of fee waivers, if any	1.09%	1.00%	.99%F	1.00%	1.00%
Expenses net of all reductions	1.09%	1.00%	.99%F	1.00%	1.00%
Net investment income (loss)	.54%	.62%	.47%	.53%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$254	$250	$86	$33	$31
Portfolio turnover rateD	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.942	.945	.874	.878	1.040
Net realized and unrealized gain (loss)	3.403	.277	1.909	4.094	4.914
Total from investment operations	4.345	1.222	2.783	4.972	5.954
Distributions from net investment income	(.878)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(1.205)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$63.41	$60.27	$60.58	$58.79	$54.81
Total ReturnB	7.32%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$9,236	$7,205	$6,160	$3,677	$1,702
Portfolio turnover rateC	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.942	.945	.875	.877	1.039
Net realized and unrealized gain (loss)	3.394	.277	1.908	4.095	4.915
Total from investment operations	4.336	1.222	2.783	4.972	5.954
Distributions from net investment income	(.879)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(1.206)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$63.40	$60.27	$60.58	$58.79	$54.81
Total ReturnB	7.31%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$32	$30	$31	$30	$27
Portfolio turnover rateC	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	34.1	0.0
Fidelity Series Government Money Market Fund 1.04%	14.3	0.0
Fidelity Series Short-Term Credit Fund	5.9	0.0
Fidelity Series Emerging Markets Fund	5.8	0.0
Fidelity Series International Value Fund	4.1	0.0
Fidelity Series International Growth Fund	4.0	0.0
Fidelity Series Intrinsic Opportunities Fund	3.6	0.0
Fidelity Series Growth & Income Fund	3.3	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.2	0.0
Fidelity Series Growth Company Fund	2.8	0.0
	81.1	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.9%
International Equity Funds	14.8%
Bond Funds	41.1%
Short-Term Funds	20.2%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
Bond Funds	36.3%
Short-Term Funds	16.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2010 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 23.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,293	$85,581
Fidelity Series 1000 Value Index Fund (a)	8,466	104,555
Fidelity Series All-Sector Equity Fund (a)	12,262	160,873
Fidelity Series Blue Chip Growth Fund (a)	11,580	162,928
Fidelity Series Commodity Strategy Fund (a)(b)	42,695	223,293
Fidelity Series Growth & Income Fund (a)	24,732	376,168
Fidelity Series Growth Company Fund (a)	19,512	323,699
Fidelity Series Intrinsic Opportunities Fund (a)	23,497	406,502
Fidelity Series Opportunistic Insights Fund (a)	10,143	180,350
Fidelity Series Real Estate Equity Fund (a)	2,468	32,781
Fidelity Series Small Cap Discovery Fund (a)	4,106	48,158
Fidelity Series Small Cap Opportunities Fund (a)	10,077	145,314
Fidelity Series Stock Selector Large Cap Value Fund (a)	21,631	282,066
Fidelity Series Value Discovery Fund (a)	14,874	198,719
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,584,049)		2,730,987

International Equity Funds - 14.8%
Fidelity Series Emerging Markets Fund (a)	32,937	658,745
Fidelity Series International Growth Fund (a)	29,809	463,530
Fidelity Series International Small Cap Fund (a)	6,092	106,614
Fidelity Series International Value Fund (a)	44,545	469,054
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,632,486)		1,697,943

Bond Funds - 41.1%
Fidelity Series Emerging Markets Debt Fund (a)	6,576	67,994
Fidelity Series Floating Rate High Income Fund (a)	2,976	28,393
Fidelity Series High Income Fund (a)	17,506	170,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	37,572	371,207
Fidelity Series International Credit Fund (a)(b)	575	5,750
Fidelity Series Investment Grade Bond Fund (a)	345,578	3,905,037
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,538	100,842
Fidelity Series Real Estate Income Fund (a)	4,755	53,920
TOTAL BOND FUNDS
(Cost $4,698,139)		4,703,649

Short-Term Funds - 20.2%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	1,633,490	1,633,490
Fidelity Series Short-Term Credit Fund (a)	68,312	683,122
TOTAL SHORT-TERM FUNDS
(Cost $2,316,611)		2,316,612
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,231,285)		11,449,191
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,326)
NET ASSETS - 100%		$11,443,865

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$824,854	$73,823	$985,722	$12,160	$--
Fidelity Advisor Mid Cap II Fund Class I	830,543	79,402	958,604	3,540	--
Fidelity Blue Chip Growth Fund	770,812	65,595	947,859	1,581	--
Fidelity Capital & Income Fund	294,387	19,298	331,429	9,453	--
Fidelity Equity-Income Fund	1,186,083	97,697	1,365,521	19,442	--
Fidelity Government Income Fund	903,073	136,556	1,006,788	12,009	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	1,181,817	158,433	1,340,250	4,166	--
Fidelity Large Cap Stock Fund	888,851	51,408	1,034,894	7,348	--
Fidelity Series 100 Index Fund	770,812	44,411	802,465	15,740	85,581
Fidelity Series 1000 Value Index Fund	--	129,353	28,267	--	104,555
Fidelity Series All-Sector Equity Fund	--	200,031	43,204	--	160,873
Fidelity Series Blue Chip Growth Fund	--	204,031	46,136	--	162,928
Fidelity Series Broad Market Opportunities Fund	1,363,854	519,639	1,602,434	6,071	--
Fidelity Series Commodity Strategy Fund	--	255,122	35,426	--	223,293
Fidelity Series Emerging Markets Debt Fund	--	80,770	12,477	758	67,994
Fidelity Series Emerging Markets Fund	--	766,784	150,175	--	658,745
Fidelity Series Floating Rate High Income Fund	--	33,573	5,200	235	28,393
Fidelity Series Government Money Market Fund 1.04%	--	1,923,100	289,611	2,744	1,633,490
Fidelity Series Growth & Income Fund	--	449,570	84,377	1,336	376,168
Fidelity Series Growth Company Fund	--	406,729	100,532	--	323,699
Fidelity Series High Income Fund	--	201,720	31,193	1,689	170,506
Fidelity Series Inflation-Protected Bond Index Fund	--	441,516	68,833	116	371,207
Fidelity Series International Credit Fund	--	5,750	--	--	5,750
Fidelity Series International Growth Fund	--	545,417	90,732	--	463,530
Fidelity Series International Small Cap Fund	--	124,019	21,411	--	106,614
Fidelity Series International Value Fund	--	545,417	90,718	--	469,054
Fidelity Series Intrinsic Opportunities Fund	--	404,897	10,506	--	406,502
Fidelity Series Investment Grade Bond Fund	--	4,604,757	707,058	17,119	3,905,037
Fidelity Series Long-Term Treasury Bond Index Fund	--	107,303	5,834	294	100,842
Fidelity Series Opportunistic Insights Fund	--	224,034	50,319	--	180,350
Fidelity Series Real Estate Equity Fund	--	41,470	9,564	130	32,781
Fidelity Series Real Estate Income Fund	--	63,339	9,774	662	53,920
Fidelity Series Short-Term Credit Fund	--	808,912	125,696	2,123	683,122
Fidelity Series Small Cap Discovery Fund	--	60,272	13,525	263	48,158
Fidelity Series Small Cap Opportunities Fund	118,039	84,794	71,158	554	145,314
Fidelity Series Stock Selector Large Cap Value Fund	--	348,053	74,938	--	282,066
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	490,085	299,142	1,993	198,719
Fidelity Short-Term Bond Fund	1,181,817	163,037	1,341,167	10,456	--
Fidelity Strategic Income Fund	294,387	21,550	321,515	7,654	--
Fidelity Strategic Real Return Fund	903,073	108,933	1,005,570	15,755	--
Fidelity Total Bond Fund	2,709,220	356,638	3,032,073	59,469	--
Total	$14,221,622	$15,447,238	$18,552,097	$214,860	$11,449,191

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $11,231,285) — See accompanying schedule		$11,449,191
Cash		1
Receivable for investments sold		1,226
Total assets		11,450,418
Liabilities
Payable for fund shares redeemed	$1,225
Accrued management fee	5,196
Distribution and service plan fees payable	132
Total liabilities		6,553
Net Assets		$11,443,865
Net Assets consist of:
Paid in capital		$9,810,198
Undistributed net investment income		12,285
Accumulated undistributed net realized gain (loss) on investments		1,403,476
Net unrealized appreciation (depreciation) on investments		217,906
Net Assets		$11,443,865
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($136,307 ÷ 2,134.03 shares)		$63.87
Maximum offering price per share (100/94.25 of $63.87)		$67.77
Class M:
Net Asset Value and redemption price per share ($17,203 ÷ 268.89 shares)		$63.98
Maximum offering price per share (100/96.50 of $63.98)		$66.30
Class C:
Net Asset Value and offering price per share ($117,019 ÷ 1,844.10 shares)(a)		$63.46
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($11,139,944 ÷ 174,375.96 shares)		$63.88
Class I:
Net Asset Value, offering price and redemption price per share ($33,392 ÷ 522.69 shares)		$63.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$214,860
Expenses
Management fee	$10,870
Distribution and service plan fees	2,276
Independent trustees' fees and expenses	56
Total expenses before reductions	13,202
Expense reductions	(48)	13,154
Net investment income (loss)		201,706
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,181,549
Capital gain distributions from underlying funds	561,767
Total net realized gain (loss)		1,743,316
Change in net unrealized appreciation (depreciation) on underlying funds		(849,139)
Net gain (loss)		894,177
Net increase (decrease) in net assets resulting from operations		$1,095,883

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$201,706	$248,184
Net realized gain (loss)	1,743,316	184,594
Change in net unrealized appreciation (depreciation)	(849,139)	(282,030)
Net increase (decrease) in net assets resulting from operations	1,095,883	150,748
Distributions to shareholders from net investment income	(192,757)	(248,283)
Distributions to shareholders from net realized gain	(107,778)	(388,383)
Total distributions	(300,535)	(636,666)
Share transactions - net increase (decrease)	(3,572,918)	(3,054,764)
Total increase (decrease) in net assets	(2,777,570)	(3,540,682)
Net Assets
Beginning of period	14,221,435	17,762,117
End of period	$11,443,865	$14,221,435
Other Information
Undistributed net investment income end of period	$12,285	$3,336

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.789	.799	.747	.740	.886
Net realized and unrealized gain (loss)	4.240	.112B	2.210	4.505	5.568
Total from investment operations	5.029	.911	2.957	5.245	6.454
Distributions from net investment income	(.754)	(.794)	(.746)	(.700)	(.896)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.229)	(2.171)	(1.467)	(.855)	(1.124)
Net asset value, end of period	$63.87	$60.07	$61.33	$59.84	$55.45
Total ReturnC,D	8.51%	1.67%	5.00%	9.51%	13.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.38%	1.23%	1.27%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$136	$156	$285	$257	$145
Portfolio turnover rateE	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.19	$61.44	$59.95	$55.55	$50.20
Income from Investment Operations
Net investment income (loss)A	.637	.658	.600	.597	.745
Net realized and unrealized gain (loss)	4.245	.118B	2.211	4.507	5.590
Total from investment operations	4.882	.776	2.811	5.104	6.335
Distributions from net investment income	(.617)	(.649)	(.600)	(.549)	(.757)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.092)	(2.026)	(1.321)	(.704)	(.985)
Net asset value, end of period	$63.98	$60.19	$61.44	$59.95	$55.55
Total ReturnC,D	8.24%	1.43%	4.74%	9.23%	12.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%	.50%	.50%	.50%	.51%G
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.51%G
Expenses net of all reductions	.58%	.50%	.50%	.50%	.51%G
Net investment income (loss)	1.04%	1.13%	.99%	1.03%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$17	$16	$21	$17	$15
Portfolio turnover rateE	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.76	$61.06	$59.64	$55.33	$50.07
Income from Investment Operations
Net investment income (loss)A	.327	.361	.291	.303	.486
Net realized and unrealized gain (loss)	4.218	.115B	2.202	4.486	5.561
Total from investment operations	4.545	.476	2.493	4.789	6.047
Distributions from net investment income	(.370)	(.399)	(.352)	(.324)	(.559)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(.845)	(1.776)	(1.073)	(.479)	(.787)
Net asset value, end of period	$63.46	$59.76	$61.06	$59.64	$55.33
Total ReturnC,D	7.71%	.92%	4.22%	8.68%	12.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.63%	.48%	.52%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$200	$345	$353	$315
Portfolio turnover rateE	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.942	.944	.900	.888	1.015
Net realized and unrealized gain (loss)	4.236	.116B	2.209	4.502	5.567
Total from investment operations	5.178	1.060	3.109	5.390	6.582
Distributions from net investment income	(.893)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.368)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC	8.78%	1.93%	5.27%	9.78%	13.33%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$11,140	$13,819	$17,079	$15,175	$5,367
Portfolio turnover rateD	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.942	.942	.902	.885	1.020
Net realized and unrealized gain (loss)	4.238	.118B	2.207	4.505	5.562
Total from investment operations	5.180	1.060	3.109	5.390	6.582
Distributions from net investment income	(.895)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.370)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC	8.78%	1.93%	5.26%	9.78%	13.33%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$33	$31	$32	$63	$57
Portfolio turnover rateD	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	31.9	0.0
Fidelity Series Government Money Market Fund 1.04%	10.8	0.0
Fidelity Series Emerging Markets Fund	6.6	0.0
Fidelity Series International Value Fund	4.9	0.0
Fidelity Series International Growth Fund	4.9	0.0
Fidelity Series Short-Term Credit Fund	4.5	0.0
Fidelity Series Growth & Income Fund	4.1	0.0
Fidelity Series Intrinsic Opportunities Fund	4.0	0.0
Fidelity Series Growth Company Fund	3.5	0.0
Fidelity Series Stock Selector Large Cap Value Fund	3.1	0.0
	78.3	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.0%
International Equity Funds	17.5%
Bond Funds	38.3%
Short-Term Funds	15.3%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
Bond Funds	34.4%
Short-Term Funds	14.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2015 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,232	$52,269
Fidelity Series 1000 Value Index Fund (a)	5,171	63,856
Fidelity Series All-Sector Equity Fund (a)	7,488	98,245
Fidelity Series Blue Chip Growth Fund (a)	7,071	99,489
Fidelity Series Commodity Strategy Fund (a)(b)	21,790	113,961
Fidelity Series Growth & Income Fund (a)	15,104	229,739
Fidelity Series Growth Company Fund (a)	11,915	197,669
Fidelity Series Intrinsic Opportunities Fund (a)	13,117	226,932
Fidelity Series Opportunistic Insights Fund (a)	6,195	110,142
Fidelity Series Real Estate Equity Fund (a)	1,509	20,045
Fidelity Series Small Cap Discovery Fund (a)	2,507	29,410
Fidelity Series Small Cap Opportunities Fund (a)	6,154	88,740
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,211	172,272
Fidelity Series Value Discovery Fund (a)	9,084	121,363
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,524,679)		1,624,132

International Equity Funds - 17.5%
Fidelity Series Emerging Markets Fund (a)	18,546	370,928
Fidelity Series International Growth Fund (a)	17,444	271,259
Fidelity Series International Small Cap Fund (a)	3,565	62,394
Fidelity Series International Value Fund (a)	26,070	274,515
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $941,666)		979,096

Bond Funds - 38.3%
Fidelity Series Emerging Markets Debt Fund (a)	3,215	33,243
Fidelity Series Floating Rate High Income Fund (a)	1,455	13,880
Fidelity Series High Income Fund (a)	8,562	83,398
Fidelity Series Inflation-Protected Bond Index Fund (a)	15,267	150,836
Fidelity Series International Credit Fund (a)(b)	284	2,837
Fidelity Series Investment Grade Bond Fund (a)	158,163	1,787,242
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,927	51,804
Fidelity Series Real Estate Income Fund (a)	2,323	26,338
TOTAL BOND FUNDS
(Cost $2,147,013)		2,149,578

Short-Term Funds - 15.3%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	604,340	604,340
Fidelity Series Short-Term Credit Fund (a)	25,245	252,449
TOTAL SHORT-TERM FUNDS
(Cost $856,787)		856,789
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $5,470,145)		5,609,595
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,944)
NET ASSETS - 100%		$5,606,651

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$570,895	$43,801	$665,944	$8,142	$--
Fidelity Advisor Mid Cap II Fund Class I	482,589	38,782	547,298	1,985	--
Fidelity Blue Chip Growth Fund	447,731	31,648	536,539	916	--
Fidelity Capital & Income Fund	185,134	9,288	204,856	5,653	--
Fidelity Equity-Income Fund	689,412	43,000	777,601	10,916	--
Fidelity Government Income Fund	457,026	55,541	495,536	5,638	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	537,587	60,226	597,813	1,749	--
Fidelity Large Cap Stock Fund	516,672	21,755	591,133	4,089	--
Fidelity Series 100 Index Fund	447,731	19,397	453,905	8,736	52,269
Fidelity Series 1000 Value Index Fund	--	74,236	12,438	--	63,856
Fidelity Series All-Sector Equity Fund	--	114,448	18,681	--	98,245
Fidelity Series Blue Chip Growth Fund	--	117,541	21,071	--	99,489
Fidelity Series Broad Market Opportunities Fund	792,437	249,935	908,551	3,401	--
Fidelity Series Commodity Strategy Fund	--	123,910	12,066	--	113,961
Fidelity Series Emerging Markets Debt Fund	--	37,480	4,110	362	33,243
Fidelity Series Emerging Markets Fund	--	402,732	55,397	--	370,928
Fidelity Series Floating Rate High Income Fund	--	15,578	1,713	112	13,880
Fidelity Series Government Money Market Fund 1.04%	--	676,732	72,392	987	604,340
Fidelity Series Growth & Income Fund	--	257,652	34,534	820	229,739
Fidelity Series Growth Company Fund	--	233,226	45,833	--	197,669
Fidelity Series High Income Fund	--	93,602	10,275	807	83,398
Fidelity Series Inflation-Protected Bond Index Fund	--	170,171	18,838	46	150,836
Fidelity Series International Credit Fund	--	2,837	--	--	2,837
Fidelity Series International Growth Fund	--	301,894	35,726	--	271,259
Fidelity Series International Small Cap Fund	--	69,287	9,228	--	62,394
Fidelity Series International Value Fund	--	301,894	35,773	--	274,515
Fidelity Series Intrinsic Opportunities Fund	--	231,893	11,770	--	226,932
Fidelity Series Investment Grade Bond Fund	--	2,001,152	217,230	7,624	1,787,242
Fidelity Series Long-Term Treasury Bond Index Fund	--	54,884	2,743	147	51,804
Fidelity Series Opportunistic Insights Fund	--	128,676	22,540	--	110,142
Fidelity Series Real Estate Equity Fund	--	23,582	4,028	74	20,045
Fidelity Series Real Estate Income Fund	--	29,383	3,223	304	26,338
Fidelity Series Short-Term Credit Fund	--	283,475	31,011	764	252,449
Fidelity Series Small Cap Discovery Fund	--	34,794	6,251	150	29,410
Fidelity Series Small Cap Opportunities Fund	68,941	56,068	44,122	321	88,740
Fidelity Series Stock Selector Large Cap Value Fund	--	199,819	32,883	--	172,272
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	281,465	164,648	1,223	121,363
Fidelity Short-Term Bond Fund	537,587	62,503	598,100	4,469	--
Fidelity Strategic Income Fund	185,134	11,392	199,480	4,576	--
Fidelity Strategic Real Return Fund	457,026	42,180	495,619	7,536	--
Fidelity Total Bond Fund	1,370,302	142,417	1,493,050	28,076	--
Total	$7,746,204	$7,150,276	$9,493,949	$109,623	$5,609,595

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $5,470,145) — See accompanying schedule		$5,609,595
Cash		1
Receivable for investments sold		48,050
Total assets		5,657,646
Liabilities
Payable for fund shares redeemed	$48,050
Accrued management fee	2,746
Distribution and service plan fees payable	199
Total liabilities		50,995
Net Assets		$5,606,651
Net Assets consist of:
Paid in capital		$4,469,916
Undistributed net investment income		5,292
Accumulated undistributed net realized gain (loss) on investments		991,993
Net unrealized appreciation (depreciation) on investments		139,450
Net Assets		$5,606,651
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($288,658 ÷ 4,481.00 shares)		$64.42
Maximum offering price per share (100/94.25 of $64.42)		$68.35
Class M:
Net Asset Value and redemption price per share ($24,721 ÷ 383.26 shares)		$64.50
Maximum offering price per share (100/96.50 of $64.50)		$66.84
Class C:
Net Asset Value and offering price per share ($156,035 ÷ 2,436.20 shares)(a)		$64.05
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($4,885,473 ÷ 75,844.73 shares)		$64.41
Class I:
Net Asset Value, offering price and redemption price per share ($251,764 ÷ 3,908.32 shares)		$64.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$109,623
Expenses
Management fee	$5,602
Distribution and service plan fees	2,432
Independent trustees' fees and expenses	30
Total expenses before reductions	8,064
Expense reductions	(26)	8,038
Net investment income (loss)		101,585
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	896,726
Capital gain distributions from underlying funds	285,176
Total net realized gain (loss)		1,181,902
Change in net unrealized appreciation (depreciation) on underlying funds		(689,674)
Net gain (loss)		492,228
Net increase (decrease) in net assets resulting from operations		$593,813

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,585	$142,550
Net realized gain (loss)	1,181,902	77,443
Change in net unrealized appreciation (depreciation)	(689,674)	(131,537)
Net increase (decrease) in net assets resulting from operations	593,813	88,456
Distributions to shareholders from net investment income	(98,005)	(142,540)
Distributions to shareholders from net realized gain	(26,704)	(259,010)
Total distributions	(124,709)	(401,550)
Share transactions - net increase (decrease)	(2,608,458)	(1,324,530)
Total increase (decrease) in net assets	(2,139,354)	(1,637,624)
Net Assets
Beginning of period	7,746,005	9,383,629
End of period	$5,606,651	$7,746,005
Other Information
Undistributed net investment income end of period	$5,292	$1,711

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.82	$61.43	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.798	.797	.753	.741	.840
Net realized and unrealized gain (loss)	4.786	(.018)	2.384	4.748	6.014
Total from investment operations	5.584	.779	3.137	5.489	6.854
Distributions from net investment income	(.755)	(.795)	(.751)	(.723)	(.903)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(.984)	(2.389)	(1.557)	(1.079)	(1.114)
Net asset value, end of period	$64.42	$59.82	$61.43	$59.85	$55.44
Total ReturnB,C	9.45%	1.47%	5.31%	9.97%	13.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.38%	1.24%	1.27%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$289	$280	$300	$126	$20
Portfolio turnover rateD	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.85	$61.44	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.642	.647	.602	.592	.719
Net realized and unrealized gain (loss)	4.794	(.008)	2.387	4.742	6.008
Total from investment operations	5.436	.639	2.989	5.334	6.727
Distributions from net investment income	(.557)	(.635)	(.593)	(.568)	(.776)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(.786)	(2.229)	(1.399)	(.924)	(.987)
Net asset value, end of period	$64.50	$59.85	$61.44	$59.85	$55.44
Total ReturnB,C	9.18%	1.23%	5.06%	9.68%	13.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.05%	1.13%	.99%	1.02%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$25	$94	$101	$96	$88
Portfolio turnover rateD	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.58	$61.23	$59.74	$55.39	$49.70
Income from Investment Operations
Net investment income (loss)A	.335	.363	.298	.300	.448
Net realized and unrealized gain (loss)	4.758	(.014)	2.370	4.746	6.020
Total from investment operations	5.093	.349	2.668	5.046	6.468
Distributions from net investment income	(.394)	(.405)	(.372)	(.340)	(.567)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(.623)	(1.999)	(1.178)	(.696)	(.778)
Net asset value, end of period	$64.05	$59.58	$61.23	$59.74	$55.39
Total ReturnB,C	8.62%	.73%	4.52%	9.15%	13.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.55%	.63%	.49%	.52%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$156	$144	$132	$54	$49
Portfolio turnover rateD	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.82	$55.41	$49.67
Income from Investment Operations
Net investment income (loss)A	.950	.940	.905	.885	.975
Net realized and unrealized gain (loss)	4.778	(.017)	2.396	4.738	6.009
Total from investment operations	5.728	.923	3.301	5.623	6.984
Distributions from net investment income	(.899)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(1.128)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$64.41	$59.81	$61.42	$59.82	$55.41
Total ReturnB	9.71%	1.73%	5.60%	10.23%	14.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,885	$6,996	$8,622	$8,313	$3,894
Portfolio turnover rateC	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.83	$55.42	$49.67
Income from Investment Operations
Net investment income (loss)A	.951	.940	.906	.884	.972
Net realized and unrealized gain (loss)	4.788	(.017)	2.385	4.739	6.022
Total from investment operations	5.739	.923	3.291	5.623	6.994
Distributions from net investment income	(.900)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(1.129)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$64.42	$59.81	$61.42	$59.83	$55.42
Total ReturnB	9.73%	1.73%	5.58%	10.23%	14.29%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$252	$232	$228	$217	$139
Portfolio turnover rateC	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	29.9	0.0
Fidelity Series Government Money Market Fund 1.04%	7.5	0.0
Fidelity Series Emerging Markets Fund	7.2	0.0
Fidelity Series International Value Fund	5.6	0.0
Fidelity Series International Growth Fund	5.6	0.0
Fidelity Series Growth & Income Fund	4.9	0.0
Fidelity Series Intrinsic Opportunities Fund	4.6	0.0
Fidelity Series Growth Company Fund	4.2	0.0
Fidelity Series Stock Selector Large Cap Value Fund	3.7	0.0
Fidelity Series Short-Term Credit Fund	3.2	0.0
	76.4	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.0%
International Equity Funds	19.7%
Bond Funds	35.7%
Short-Term Funds	10.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
Bond Funds	33.1%
Short-Term Funds	12.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2020 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 34.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,186	$51,511
Fidelity Series 1000 Value Index Fund (a)	5,096	62,931
Fidelity Series All-Sector Equity Fund (a)	7,380	96,829
Fidelity Series Blue Chip Growth Fund (a)	6,970	98,067
Fidelity Series Commodity Strategy Fund (a)(b)	18,443	96,456
Fidelity Series Growth & Income Fund (a)	14,886	226,413
Fidelity Series Growth Company Fund (a)	11,824	196,164
Fidelity Series Intrinsic Opportunities Fund (a)	12,431	215,054
Fidelity Series Opportunistic Insights Fund (a)	6,180	109,875
Fidelity Series Real Estate Equity Fund (a)	1,481	19,662
Fidelity Series Small Cap Discovery Fund (a)	2,471	28,987
Fidelity Series Small Cap Opportunities Fund (a)	6,066	87,465
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,019	169,772
Fidelity Series Value Discovery Fund (a)	8,953	119,608
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,490,703)		1,578,794

International Equity Funds - 19.7%
Fidelity Series Emerging Markets Fund (a)	16,579	331,585
Fidelity Series International Growth Fund (a)	16,647	258,866
Fidelity Series International Small Cap Fund (a)	3,402	59,541
Fidelity Series International Value Fund (a)	24,876	261,940
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $877,553)		911,932

Bond Funds - 35.7%
Fidelity Series Emerging Markets Debt Fund (a)	2,656	27,467
Fidelity Series Floating Rate High Income Fund (a)	1,202	11,471
Fidelity Series High Income Fund (a)	7,076	68,921
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,683	95,667
Fidelity Series International Credit Fund (a)(b)	232	2,318
Fidelity Series Investment Grade Bond Fund (a)	122,752	1,387,095
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,929	43,079
Fidelity Series Real Estate Income Fund (a)	1,919	21,759
TOTAL BOND FUNDS
(Cost $1,655,775)		1,657,777

Short-Term Funds - 10.7%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	349,035	349,035
Fidelity Series Short-Term Credit Fund (a)	14,678	146,777
TOTAL SHORT-TERM FUNDS
(Cost $495,811)		495,812
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,519,842)		4,644,315
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,581)
NET ASSETS - 100%		$4,641,734

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$444,172	$38,258	$529,996	$6,904	$--
Fidelity Advisor Mid Cap II Fund Class I	321,454	28,067	369,339	1,440	--
Fidelity Blue Chip Growth Fund	298,599	22,152	364,703	618	--
Fidelity Capital & Income Fund	131,164	7,621	146,962	4,307	--
Fidelity Equity-Income Fund	459,077	33,952	526,122	7,720	--
Fidelity Government Income Fund	275,744	38,090	303,496	3,671	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	293,134	40,059	333,193	1,049	--
Fidelity Large Cap Stock Fund	344,308	17,112	399,403	2,965	--
Fidelity Series 100 Index Fund	298,599	14,805	291,245	6,417	51,511
Fidelity Series 1000 Value Index Fund	--	66,530	5,521	--	62,931
Fidelity Series All-Sector Equity Fund	--	102,862	8,373	--	96,829
Fidelity Series Blue Chip Growth Fund	--	105,221	9,999	--	98,067
Fidelity Series Broad Market Opportunities Fund	528,138	197,103	614,095	2,467	--
Fidelity Series Commodity Strategy Fund	--	97,834	3,251	--	96,456
Fidelity Series Emerging Markets Debt Fund	--	28,604	1,026	293	27,467
Fidelity Series Emerging Markets Fund	--	332,178	21,226	--	331,585
Fidelity Series Floating Rate High Income Fund	--	11,887	427	91	11,471
Fidelity Series Government Money Market Fund 1.04%	--	361,775	12,741	561	349,035
Fidelity Series Growth & Income Fund	--	233,408	13,213	800	226,413
Fidelity Series Growth Company Fund	--	209,027	22,545	--	196,164
Fidelity Series High Income Fund	--	71,430	2,565	653	68,921
Fidelity Series Inflation-Protected Bond Index Fund	--	99,588	3,608	29	95,667
Fidelity Series International Credit Fund	--	2,318	--	--	2,318
Fidelity Series International Growth Fund	--	264,704	10,516	--	258,866
Fidelity Series International Small Cap Fund	--	60,396	3,001	--	59,541
Fidelity Series International Value Fund	--	264,704	10,578	--	261,940
Fidelity Series Intrinsic Opportunities Fund	--	210,362	1,680	--	215,054
Fidelity Series Investment Grade Bond Fund	--	1,435,916	51,189	5,801	1,387,095
Fidelity Series Long-Term Treasury Bond Index Fund	--	44,609	1,226	122	43,079
Fidelity Series Opportunistic Insights Fund	--	115,602	9,534	--	109,875
Fidelity Series Real Estate Equity Fund	--	21,300	2,084	67	19,662
Fidelity Series Real Estate Income Fund	--	22,411	804	234	21,759
Fidelity Series Short-Term Credit Fund	--	152,241	5,461	435	146,777
Fidelity Series Small Cap Discovery Fund	--	31,282	3,089	140	28,987
Fidelity Series Small Cap Opportunities Fund	45,709	54,803	19,267	217	87,465
Fidelity Series Stock Selector Large Cap Value Fund	--	179,301	14,515	--	169,772
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	252,685	137,238	1,193	119,608
Fidelity Short-Term Bond Fund	293,133	41,281	333,431	2,644	--
Fidelity Strategic Income Fund	131,164	9,968	143,674	3,483	--
Fidelity Strategic Real Return Fund	275,745	29,667	303,616	4,859	--
Fidelity Total Bond Fund	828,221	96,860	914,182	18,233	--
Total	$4,968,361	$5,447,973	$5,948,134	$77,413	$4,644,315

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $4,519,842) — See accompanying schedule		$4,644,315
Cash		2
Total assets		4,644,317
Liabilities
Accrued management fee	$2,422
Distribution and service plan fees payable	161
Total liabilities		2,583
Net Assets		$4,641,734
Net Assets consist of:
Paid in capital		$3,738,684
Undistributed net investment income		3,959
Accumulated undistributed net realized gain (loss) on investments		774,618
Net unrealized appreciation (depreciation) on investments		124,473
Net Assets		$4,641,734
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,016 ÷ 271.53 shares)		$62.67
Maximum offering price per share (100/94.25 of $62.67)		$66.49
Class M:
Net Asset Value and redemption price per share ($186,129 ÷ 2,972.62 shares)		$62.61
Maximum offering price per share (100/96.50 of $62.61)		$64.88
Class C:
Net Asset Value and offering price per share ($97,832 ÷ 1,573.83 shares)(a)		$62.16
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($4,314,319 ÷ 68,845.49 shares)		$62.67
Class I:
Net Asset Value, offering price and redemption price per share ($26,438 ÷ 421.85 shares)		$62.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$77,413
Expenses
Management fee	$4,877
Distribution and service plan fees	1,882
Independent trustees' fees and expenses	21
Total expenses before reductions	6,780
Expense reductions	(18)	6,762
Net investment income (loss)		70,651
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	613,091
Capital gain distributions from underlying funds	222,039
Total net realized gain (loss)		835,130
Change in net unrealized appreciation (depreciation) on underlying funds		(436,984)
Net gain (loss)		398,146
Net increase (decrease) in net assets resulting from operations		$468,797

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,651	$93,261
Net realized gain (loss)	835,130	62,002
Change in net unrealized appreciation (depreciation)	(436,984)	(142,555)
Net increase (decrease) in net assets resulting from operations	468,797	12,708
Distributions to shareholders from net investment income	(67,773)	(93,349)
Distributions to shareholders from net realized gain	(29,677)	(167,598)
Total distributions	(97,450)	(260,947)
Share transactions - net increase (decrease)	(697,811)	(1,464,806)
Total increase (decrease) in net assets	(326,464)	(1,713,045)
Net Assets
Beginning of period	4,968,198	6,681,243
End of period	$4,641,734	$4,968,198
Other Information
Undistributed net investment income end of period	$3,959	$1,081

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.57	$57.74	$54.44	$48.41
Income from Investment Operations
Net investment income (loss)A	.776	.774	.718	.738	.953
Net realized and unrealized gain (loss)	5.041	(.138)	2.463	4.763	6.186
Total from investment operations	5.817	.636	3.181	5.501	7.139
Distributions from net investment income	(.706)	(.766)	(.712)	(.688)	(.909)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(1.067)	(2.286)	(1.351)	(2.201)	(1.109)
Net asset value, end of period	$62.67	$57.92	$59.57	$57.74	$54.44
Total ReturnB,C	10.19%	1.27%	5.58%	10.39%	14.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.39%	1.22%	1.31%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$17	$62	$172	$178	$121
Portfolio turnover rateD	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.90	$59.56	$57.74	$54.44	$48.40
Income from Investment Operations
Net investment income (loss)A	.611	.635	.571	.599	.820
Net realized and unrealized gain (loss)	5.045	(.140)	2.456	4.761	6.201
Total from investment operations	5.656	.495	3.027	5.360	7.021
Distributions from net investment income	(.585)	(.635)	(.568)	(.547)	(.781)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(.946)	(2.155)	(1.207)	(2.060)	(.981)
Net asset value, end of period	$62.61	$57.90	$59.56	$57.74	$54.44
Total ReturnB,C	9.90%	1.02%	5.30%	10.11%	14.69%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.14%	.97%	1.07%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$186	$183	$191	$190	$135
Portfolio turnover rateD	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.58	$59.30	$57.56	$54.33	$48.37
Income from Investment Operations
Net investment income (loss)A	.312	.355	.276	.315	.561
Net realized and unrealized gain (loss)	5.021	(.151)	2.444	4.755	6.186
Total from investment operations	5.333	.204	2.720	5.070	6.747
Distributions from net investment income	(.392)	(.404)	(.341)	(.327)	(.587)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(.753)	(1.924)	(.980)	(1.840)	(.787)
Net asset value, end of period	$62.16	$57.58	$59.30	$57.56	$54.33
Total ReturnB,C	9.37%	.50%	4.77%	9.57%	14.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.64%	.47%	.56%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$98	$93	$104	$110	$84
Portfolio turnover rateD	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.909	.915	.865	.881	1.076
Net realized and unrealized gain (loss)	5.058	(.145)	2.464	4.759	6.200
Total from investment operations	5.967	.770	3.329	5.640	7.276
Distributions from net investment income	(.856)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(1.217)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB	10.47%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$4,314	$4,597	$6,181	$6,017	$1,942
Portfolio turnover rateC	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.909	.913	.865	.879	1.078
Net realized and unrealized gain (loss)	5.048	(.143)	2.464	4.761	6.198
Total from investment operations	5.957	.770	3.329	5.640	7.276
Distributions from net investment income	(.846)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(1.207)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB	10.45%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$26	$33	$34	$32	$29
Portfolio turnover rateC	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	29.1	0.0
Fidelity Series Emerging Markets Fund	7.5	0.0
Fidelity Series International Value Fund	6.1	0.0
Fidelity Series International Growth Fund	6.0	0.0
Fidelity Series Government Money Market Fund 1.04%	5.5	0.0
Fidelity Series Growth & Income Fund	5.3	0.0
Fidelity Series Intrinsic Opportunities Fund	5.2	0.0
Fidelity Series Growth Company Fund	4.6	0.0
Fidelity Series Stock Selector Large Cap Value Fund	4.0	0.0
Fidelity Series Value Discovery Fund	2.8	0.0
	76.1	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.9%
International Equity Funds	21.0%
Bond Funds	34.5%
Short-Term Funds	7.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
Bond Funds	32.4%
Short-Term Funds	9.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2025 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	17,556	$283,878
Fidelity Series 1000 Value Index Fund (a)	28,082	346,809
Fidelity Series All-Sector Equity Fund (a)	40,674	533,638
Fidelity Series Blue Chip Growth Fund (a)	38,414	540,491
Fidelity Series Commodity Strategy Fund (a)(b)	90,328	472,418
Fidelity Series Growth & Income Fund (a)	82,040	1,247,824
Fidelity Series Growth Company Fund (a)	64,727	1,073,827
Fidelity Series Intrinsic Opportunities Fund (a)	70,780	1,224,498
Fidelity Series Opportunistic Insights Fund (a)	33,650	598,299
Fidelity Series Real Estate Equity Fund (a)	8,189	108,752
Fidelity Series Small Cap Discovery Fund (a)	13,619	159,754
Fidelity Series Small Cap Opportunities Fund (a)	33,428	482,038
Fidelity Series Stock Selector Large Cap Value Fund (a)	71,752	935,649
Fidelity Series Value Discovery Fund (a)	49,339	659,173
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,199,217)		8,667,048

International Equity Funds - 21.0%
Fidelity Series Emerging Markets Fund (a)	88,043	1,760,859
Fidelity Series International Growth Fund (a)	90,727	1,410,808
Fidelity Series International Small Cap Fund (a)	18,542	324,488
Fidelity Series International Value Fund (a)	135,575	1,427,603
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,739,180)		4,923,758

Bond Funds - 34.5%
Fidelity Series Emerging Markets Debt Fund (a)	13,431	138,878
Fidelity Series Floating Rate High Income Fund (a)	6,078	57,981
Fidelity Series High Income Fund (a)	35,774	348,435
Fidelity Series Inflation-Protected Bond Index Fund (a)	38,502	380,397
Fidelity Series International Credit Fund (a)(b)	1,192	11,922
Fidelity Series Investment Grade Bond Fund (a)	606,234	6,850,449
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,102	219,389
Fidelity Series Real Estate Income Fund (a)	9,702	110,026
TOTAL BOND FUNDS
(Cost $8,107,039)		8,117,477

Short-Term Funds - 7.7%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	1,285,321	1,285,321
Fidelity Series Short-Term Credit Fund (a)	52,632	526,317
TOTAL SHORT-TERM FUNDS
(Cost $1,811,636)		1,811,638
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $22,857,072)		23,519,921
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,523)
NET ASSETS - 100%		$23,506,398

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$3,139,114	$303,103	$3,762,520	$49,044	$--
Fidelity Advisor Mid Cap II Fund Class I	1,973,325	195,102	2,290,235	8,870	--
Fidelity Blue Chip Growth Fund	1,832,373	152,496	2,246,284	3,859	--
Fidelity Capital & Income Fund	851,585	60,265	964,556	27,862	--
Fidelity Equity-Income Fund	2,819,036	253,312	3,275,936	47,660	--
Fidelity Government Income Fund	1,562,216	235,903	1,737,881	20,623	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	1,309,677	238,921	1,548,598	4,719	--
Fidelity Large Cap Stock Fund	2,114,277	134,400	2,483,120	18,394	--
Fidelity Series 100 Index Fund	1,832,373	118,935	1,844,548	39,431	283,878
Fidelity Series 1000 Value Index Fund	--	385,081	49,283	--	346,809
Fidelity Series All-Sector Equity Fund	--	592,624	72,371	--	533,638
Fidelity Series Blue Chip Growth Fund	--	607,628	83,465	--	540,491
Fidelity Series Broad Market Opportunities Fund	3,241,891	1,119,580	3,793,137	15,202	--
Fidelity Series Commodity Strategy Fund	--	499,292	35,553	--	472,418
Fidelity Series Emerging Markets Debt Fund	--	151,529	12,131	1,498	138,878
Fidelity Series Emerging Markets Fund	--	1,842,887	192,957	--	1,760,859
Fidelity Series Floating Rate High Income Fund	--	62,978	5,054	465	57,981
Fidelity Series Government Money Market Fund 1.04%	--	1,393,523	108,202	2,050	1,285,321
Fidelity Series Growth & Income Fund	--	1,336,161	123,830	4,388	1,247,824
Fidelity Series Growth Company Fund	--	1,205,253	186,530	--	1,073,827
Fidelity Series High Income Fund	--	378,418	30,327	3,339	348,435
Fidelity Series Inflation-Protected Bond Index Fund	--	415,202	33,562	115	380,397
Fidelity Series International Credit Fund	--	11,922	--	--	11,922
Fidelity Series International Growth Fund	--	1,510,317	126,029	--	1,410,808
Fidelity Series International Small Cap Fund	--	345,072	32,596	--	324,488
Fidelity Series International Value Fund	--	1,510,317	125,930	--	1,427,603
Fidelity Series Intrinsic Opportunities Fund	--	1,204,311	16,222	--	1,224,498
Fidelity Series Investment Grade Bond Fund	--	7,428,759	591,569	28,904	6,850,449
Fidelity Series Long-Term Treasury Bond Index Fund	--	226,917	6,209	610	219,389
Fidelity Series Opportunistic Insights Fund	--	667,640	90,970	--	598,299
Fidelity Series Real Estate Equity Fund	--	122,912	16,842	387	108,752
Fidelity Series Real Estate Income Fund	--	118,767	9,503	1,242	110,026
Fidelity Series Short-Term Credit Fund	--	572,792	46,450	1,583	526,317
Fidelity Series Small Cap Discovery Fund	--	180,841	25,718	803	159,754
Fidelity Series Small Cap Opportunities Fund	281,904	331,405	169,597	1,362	482,038
Fidelity Series Stock Selector Large Cap Value Fund	--	1,035,217	128,187	--	935,649
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	1,456,850	821,790	6,545	659,173
Fidelity Short-Term Bond Fund	1,309,677	244,469	1,549,470	11,964	--
Fidelity Strategic Income Fund	851,585	73,706	940,811	22,520	--
Fidelity Strategic Real Return Fund	1,562,216	186,051	1,738,405	27,630	--
Fidelity Total Bond Fund	4,683,712	627,937	5,245,626	102,640	--
Total	$29,364,961	$29,538,795	$36,562,004	$453,709	$23,519,921

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $22,857,072) — See accompanying schedule		$23,519,921
Receivable for investments sold		6,000
Total assets		23,525,921
Liabilities
Payable for fund shares redeemed	$6,000
Accrued management fee	13,016
Distribution and service plan fees payable	507
Total liabilities		19,523
Net Assets		$23,506,398
Net Assets consist of:
Paid in capital		$18,820,697
Undistributed net investment income		17,466
Accumulated undistributed net realized gain (loss) on investments		4,005,386
Net unrealized appreciation (depreciation) on investments		662,849
Net Assets		$23,506,398
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($592,178 ÷ 9,209.89 shares)		$64.30
Maximum offering price per share (100/94.25 of $64.30)		$68.22
Class M:
Net Asset Value and redemption price per share ($497,372 ÷ 7,734.63 shares)		$64.30
Maximum offering price per share (100/96.50 of $64.30)		$66.63
Class C:
Net Asset Value and offering price per share ($216,078 ÷ 3,386.21 shares)(a)		$63.81
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($22,122,035 ÷ 343,849.07 shares)		$64.34
Class I:
Net Asset Value, offering price and redemption price per share ($78,735 ÷ 1,223.87 shares)		$64.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$453,709
Expenses
Management fee	$26,294
Distribution and service plan fees	8,009
Independent trustees' fees and expenses	114
Total expenses before reductions	34,417
Expense reductions	(99)	34,318
Net investment income (loss)		419,391
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,342,953
Capital gain distributions from underlying funds	1,243,752
Total net realized gain (loss)		4,586,705
Change in net unrealized appreciation (depreciation) on underlying funds		(2,164,787)
Net gain (loss)		2,421,918
Net increase (decrease) in net assets resulting from operations		$2,841,309

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$419,391	$485,731
Net realized gain (loss)	4,586,705	286,914
Change in net unrealized appreciation (depreciation)	(2,164,787)	(732,245)
Net increase (decrease) in net assets resulting from operations	2,841,309	40,400
Distributions to shareholders from net investment income	(407,945)	(486,226)
Distributions to shareholders from net realized gain	(227,253)	(866,030)
Total distributions	(635,198)	(1,352,256)
Share transactions - net increase (decrease)	(8,063,965)	(5,332,017)
Total increase (decrease) in net assets	(5,857,854)	(6,643,873)
Net Assets
Beginning of period	29,364,252	36,008,125
End of period	$23,506,398	$29,364,252
Other Information
Undistributed net investment income end of period	$17,466	$6,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.20	$61.04	$59.16	$55.32	$48.66
Income from Investment Operations
Net investment income (loss)A	.800	.798	.756	.755	.977
Net realized and unrealized gain (loss)	5.517	(.292)	2.687	5.194	6.833
Total from investment operations	6.317	.506	3.443	5.949	7.810
Distributions from net investment income	(.749)	(.802)	(.750)	(.747)	(.973)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.217)	(2.346)	(1.563)	(2.109)	(1.150)
Net asset value, end of period	$64.30	$59.20	$61.04	$59.16	$55.32
Total ReturnB,C	10.85%	1.03%	5.90%	11.01%	16.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.35%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.35%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.40%	1.26%	1.30%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$592	$536	$636	$565	$70
Portfolio turnover rateD	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.05	$59.18	$55.33	$48.67
Income from Investment Operations
Net investment income (loss)A	.648	.655	.605	.605	.836
Net realized and unrealized gain (loss)	5.517	(.294)	2.677	5.216	6.839
Total from investment operations	6.165	.361	3.282	5.821	7.675
Distributions from net investment income	(.607)	(.657)	(.599)	(.609)	(.838)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.075)	(2.201)	(1.412)	(1.971)	(1.015)
Net asset value, end of period	$64.30	$59.21	$61.05	$59.18	$55.33
Total ReturnB,C	10.58%	.78%	5.62%	10.77%	15.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.07%	1.15%	1.01%	1.05%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$497	$479	$543	$482	$153
Portfolio turnover rateD	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.87	$60.79	$59.00	$55.21	$48.64
Income from Investment Operations
Net investment income (loss)A	.342	.368	.306	.317	.582
Net realized and unrealized gain (loss)	5.478	(.293)	2.673	5.194	6.821
Total from investment operations	5.820	.075	2.979	5.511	7.403
Distributions from net investment income	(.412)	(.451)	(.376)	(.359)	(.656)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(.880)	(1.995)	(1.189)	(1.721)	(.833)
Net asset value, end of period	$63.81	$58.87	$60.79	$59.00	$55.21
Total ReturnB,C	10.02%	.28%	5.11%	10.19%	15.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.00%	1.00%	1.00%	.99%F
Expenses net of fee waivers, if any	1.09%	1.00%	1.00%	1.00%	.99%F
Expenses net of all reductions	1.09%	1.00%	1.00%	1.00%	.99%F
Net investment income (loss)	.57%	.65%	.51%	.55%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$216	$498	$594	$366	$97
Portfolio turnover rateD	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.22	$61.06	$59.18	$55.32	$48.65
Income from Investment Operations
Net investment income (loss)A	.951	.941	.906	.896	1.099
Net realized and unrealized gain (loss)	5.523	(.293)	2.687	5.202	6.837
Total from investment operations	6.474	.648	3.593	6.098	7.936
Distributions from net investment income	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$64.34	$59.22	$61.06	$59.18	$55.32
Total ReturnB	11.13%	1.29%	6.17%	11.30%	16.57%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$22,122	$27,774	$34,087	$32,313	$13,862
Portfolio turnover rateC	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.06	$59.18	$55.31	$48.64
Income from Investment Operations
Net investment income (loss)A	.953	.943	.906	.897	1.095
Net realized and unrealized gain (loss)	5.521	(.305)	2.687	5.211	6.841
Total from investment operations	6.474	.638	3.593	6.108	7.936
Distributions from net investment income	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$64.33	$59.21	$61.06	$59.18	$55.31
Total ReturnB	11.14%	1.27%	6.17%	11.32%	16.57%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$79	$78	$148	$109	$30
Portfolio turnover rateC	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (formerly Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2038 Fund and Fidelity Income Replacement 2042 Fund respectively) (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Class A, Class M (formerly Class T), Class C, Managed Retirement Income Fund shares and Class I of each Fund are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Managed Retirement Income Fund	$11,210,372	$139,723	$(2,442)	$137,281
Fidelity Managed Retirement 2005 Fund	10,022,722	141,647	(2,031)	139,616
Fidelity Managed Retirement 2010 Fund	11,232,698	218,722	(2,229)	216,493
Fidelity Managed Retirement 2015 Fund	5,471,972	138,554	(931)	137,623
Fidelity Managed Retirement 2020 Fund	4,521,517	123,519	(721)	122,798
Fidelity Managed Retirement 2025 Fund	22,860,213	662,865	(3,157)	659,708

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Managed Retirement Income Fund	$13,919	$651,312	$–	$137,281
Fidelity Managed Retirement 2005 Fund	22,005	719,059	(19,886)	139,616
Fidelity Managed Retirement 2010 Fund	12,285	1,404,891	–	216,493
Fidelity Managed Retirement 2015 Fund	5,290	993,820	–	137,623
Fidelity Managed Retirement 2020 Fund	3,960	776,294	–	122,798
Fidelity Managed Retirement 2025 Fund	17,466	4,008,528	–	659,708

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	Total with expiration
Fidelity Managed Retirement 2005 Fund	$(19,886)	$(19,886)

The tax character of distributions paid was as follows:

July 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$199,690	$–	$199,690
Fidelity Managed Retirement 2005 Fund	150,243	36,795	187,038
Fidelity Managed Retirement 2010 Fund	208,005	92,530	300,535
Fidelity Managed Retirement 2015 Fund	106,333	18,376	124,709
Fidelity Managed Retirement 2020 Fund	73,942	23,508	97,450
Fidelity Managed Retirement 2025 Fund	446,373	188,825	635,198

July 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$234,727	$–	$234,727
Fidelity Managed Retirement 2005 Fund	133,283	72,101	205,384
Fidelity Managed Retirement 2010 Fund	260,286	376,380	636,666
Fidelity Managed Retirement 2015 Fund	151,092	250,458	401,550
Fidelity Managed Retirement 2020 Fund	98,205	162,742	260,947
Fidelity Managed Retirement 2025 Fund	510,624	841,632	1,352,256

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Managed Retirement Income Fund	14,254,612	16,825,746
Fidelity Managed Retirement 2005 Fund	15,098,886	13,533,973
Fidelity Managed Retirement 2010 Fund	15,447,238	18,552,097
Fidelity Managed Retirement 2015 Fund	7,150,276	9,493,949
Fidelity Managed Retirement 2020 Fund	5,447,973	5,948,134
Fidelity Managed Retirement 2025 Fund	29,538,795	36,562,004

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.465%
Fidelity Managed Retirement 2005 Fund	.499%
Fidelity Managed Retirement 2010 Fund	.542%
Fidelity Managed Retirement 2015 Fund	.584%
Fidelity Managed Retirement 2020 Fund	.627%
Fidelity Managed Retirement 2025 Fund	.661%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$728	$7
Class M	.25%	.25%	418	4
Class C	.75%	.25%	561	8
			$1,707	$19
Fidelity Managed Retirement 2005 Fund
Class A	-%	.25%	$1,320	$10
Class M	.25%	.25%	1,500	42
Class C	.75%	.25%	2,543	426
			$5,363	$478
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$337	$3
Class M	.25%	.25%	82	38
Class C	.75%	.25%	1,857	208
			$2,276	$249
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$696	$25
Class M	.25%	.25%	252	120
Class C	.75%	.25%	1,484	127
			$2,432	$272
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$28	$3
Class M	.25%	.25%	918	38
Class C	.75%	.25%	936	17
			$1,882	$58
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$1,394	$3
Class M	.25%	.25%	2,424	36
Class C	.75%	.25%	4,191	126
			$8,009	$165

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following Funds were in reimbursement during the period:

Reimbursement(a)
Fidelity Managed Retirement Income Fund	$47
Fidelity Managed Retirement 2005 Fund	35
Fidelity Managed Retirement 2010 Fund	48
Fidelity Managed Retirement 2015 Fund	26
Fidelity Managed Retirement 2020 Fund	18
Fidelity Managed Retirement 2025 Fund	99

 (a) Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
Fidelity Managed Retirement Income Fund
From net investment income
Class A	$3,521	$4,847
Class M	806	938
Class C	301	337
Fidelity Managed Retirement Income	178,749	214,082
Class I	1,384	1,666
Total	$184,761	$221,870
From net realized gain
Class A	$331	$375
Class M	97	78
Class C	66	52
Fidelity Managed Retirement Income	14,332	12,274
Class I	103	78
Total	$14,929	$12,857
Fidelity Managed Retirement 2005 Fund
From net investment income
Class A	$6,520	$8,571
Class M	2,936	3,397
Class C	1,437	1,628
Fidelity Managed Retirement 2005	127,393	112,093
Class I	446	478
Total	$138,732	$126,167
From net realized gain
Class A	$3,090	$7,102
Class M	1,636	3,213
Class C	1,365	1,456
Fidelity Managed Retirement 2005	42,050	67,136
Class I	165	310
Total	$48,306	$79,217
Fidelity Managed Retirement 2010 Fund
From net investment income
Class A	$1,685	$3,026
Class M	165	213
Class C	1,227	2,244
Fidelity Managed Retirement 2010	189,217	242,309
Class I	463	491
Total	$192,757	$248,283
From net realized gain
Class A	$1,079	$6,194
Class M	126	482
Class C	1,579	7,690
Fidelity Managed Retirement 2010	104,750	373,301
Class I	244	716
Total	$107,778	$388,383
Fidelity Managed Retirement 2015 Fund
From net investment income
Class A	$3,411	$3,762
Class M	370	1,059
Class C	954	1,019
Fidelity Managed Retirement 2015	89,768	133,102
Class I	3,502	3,598
Total	$98,005	$142,540
From net realized gain
Class A	$1,036	$7,727
Class M	157	2,643
Class C	553	3,553
Fidelity Managed Retirement 2015	24,070	239,145
Class I	888	5,942
Total	$26,704	$259,010
Fidelity Managed Retirement 2020 Fund
From net investment income
Class A	$84	$2,058
Class M	1,827	2,046
Class C	616	658
Fidelity Managed Retirement 2020	64,760	88,056
Class I	486	531
Total	$67,773	$93,349
From net realized gain
Class A	$39	$4,456
Class M	1,133	4,851
Class C	573	2,624
Fidelity Managed Retirement 2020	27,725	154,785
Class I	207	882
Total	$29,677	$167,598
Fidelity Managed Retirement 2025 Fund
From net investment income
Class A	$6,851	$7,358
Class M	4,888	5,372
Class C	3,052	3,593
Fidelity Managed Retirement 2025	392,080	468,262
Class I	1,074	1,641
Total	$407,945	$486,226
From net realized gain
Class A	$4,246	$15,912
Class M	3,780	12,399
Class C	3,773	10,559
Fidelity Managed Retirement 2025	214,892	824,194
Class I	562	2,966
Total	$227,253	$866,030

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Fidelity Managed Retirement Income Fund
Class A
Reinvestment of distributions	57	78	$3,382	$4,469
Shares redeemed	(312)	(2,485)	(18,706)	(138,398)
Net increase (decrease)	(255)	(2,407)	$(15,324)	$(133,929)
Class M
Reinvestment of distributions	15	18	$903	$1,017
Shares redeemed	(134)	(90)	(7,936)	(5,200)
Net increase (decrease)	(119)	(72)	$(7,033)	$(4,183)
Class C
Reinvestment of distributions	4	4	$212	$206
Shares redeemed	(129)	(46)	(7,652)	(2,674)
Net increase (decrease)	(125)	(42)	$(7,440)	$(2,468)
Fidelity Managed Retirement Income
Shares sold	13,088	51,218	$771,337	$2,896,526
Reinvestment of distributions	2,091	2,543	123,783	145,507
Shares redeemed	(61,841)	(72,020)	(3,685,675)	(4,099,618)
Net increase (decrease)	(46,662)	(18,259)	$(2,790,555)	$(1,057,585)
Class I
Shares sold	–	685	$–	$37,829
Reinvestment of distributions	25	30	1,487	1,744
Shares redeemed	(709)	(19)	(41,908)	(1,106)
Net increase (decrease)	(684)	696	$(40,421)	$38,467
Fidelity Managed Retirement 2005 Fund
Class A
Reinvestment of distributions	146	254	$8,821	$14,755
Shares redeemed	(4,391)	(2,683)	(273,579)	(151,495)
Net increase (decrease)	(4,245)	(2,429)	$(264,758)	$(136,740)
Class M
Shares sold	–	100	$–	$5,894
Reinvestment of distributions	76	114	4,571	6,610
Shares redeemed	(491)	(516)	(30,000)	(30,000)
Net increase (decrease)	(415)	(302)	$(25,429)	$(17,496)
Class C
Shares sold	–	2,995	$–	$174,801
Reinvestment of distributions	47	53	2,802	3,084
Shares redeemed	(188)	(296)	(11,737)	(17,012)
Net increase (decrease)	(141)	2,752	$(8,935)	$160,873
Fidelity Managed Retirement 2005
Shares sold	60,758	55,773	$3,652,284	$3,236,571
Reinvestment of distributions	1,871	2,321	113,299	134,899
Shares redeemed	(36,512)	(40,225)	(2,242,724)	(2,349,933)
Net increase (decrease)	26,117	17,869	$1,522,859	$1,021,537
Class I
Reinvestment of distributions	10	14	$611	$787
Shares redeemed	–	(27)	–	(1,478)
Net increase (decrease)	10	(13)	$611	$(691)
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	–	55	$–	$3,199
Reinvestment of distributions	30	113	1,831	6,525
Shares redeemed	(496)	(2,218)	(29,871)	(127,398)
Net increase (decrease)	(466)	(2,050)	$(28,040)	$(117,674)
Class M
Shares sold	–	34	$–	$2,000
Reinvestment of distributions	5	12	289	694
Shares redeemed	–	(129)	–	(7,200)
Net increase (decrease)	5	(83)	$289	$(4,506)
Class C
Shares sold	9	1,610	$538	$92,155
Reinvestment of distributions	38	162	2,266	9,314
Shares redeemed	(1,542)	(4,087)	(96,370)	(232,547)
Net increase (decrease)	(1,495)	(2,315)	$(93,566)	$(131,078)
Fidelity Managed Retirement 2010
Shares sold	10,502	22,765	$634,856	$1,310,359
Reinvestment of distributions	3,546	8,985	213,604	519,663
Shares redeemed	(69,721)	(80,152)	(4,300,768)	(4,631,240)
Net increase (decrease)	(55,673)	(48,402)	$(3,452,308)	$(2,801,218)
Class I
Reinvestment of distributions	12	21	$707	$1,208
Shares redeemed	–	(27)	–	(1,496)
Net increase (decrease)	12	(6)	$707	$(288)
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	3,337	–	$204,257	$–
Reinvestment of distributions	29	61	1,777	3,517
Shares redeemed	(3,574)	(264)	(218,329)	(15,261)
Net increase (decrease)	(208)	(203)	$(12,295)	$(11,744)
Class M
Shares sold	–	2,372	$–	$132,706
Reinvestment of distributions	9	64	527	3,703
Shares redeemed	(1,201)	(2,511)	(72,678)	(138,710)
Net increase (decrease)	(1,192)	(75)	$(72,151)	$(2,301)
Class C
Shares sold	–	435	$–	$25,000
Reinvestment of distributions	25	80	1,507	4,572
Shares redeemed	–	(262)	–	(14,590)
Net increase (decrease)	25	253	$1,507	$14,982
Fidelity Managed Retirement 2015
Shares sold	1,825	19,850	$109,468	$1,163,917
Reinvestment of distributions	1,170	5,159	70,768	296,849
Shares redeemed	(44,125)	(48,419)	(2,707,652)	(2,795,141)
Net increase (decrease)	(41,130)	(23,410)	$(2,527,416)	$(1,334,375)
Class I
Shares sold	–	570	$–	$30,763
Reinvestment of distributions	72	166	4,390	9,540
Shares redeemed	(41)	(566)	(2,493)	(31,395)
Net increase (decrease)	31	170	$1,897	$8,908
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	161	141	$10,000	$7,909
Reinvestment of distributions	1	115	85	6,415
Shares redeemed	(968)	(2,057)	(56,479)	(114,735)
Net increase (decrease)	(806)	(1,801)	$(46,394)	$(100,411)
Class M
Reinvestment of distributions	35	103	$2,012	$5,729
Shares redeemed	(226)	(140)	(13,512)	(7,817)
Net increase (decrease)	(191)	(37)	$(11,500)	$(2,088)
Class C
Reinvestment of distributions	21	59	$1,189	$3,281
Shares redeemed	(59)	(200)	(3,382)	(11,180)
Net increase (decrease)	(38)	(141)	$(2,193)	$(7,899)
Fidelity Managed Retirement 2020
Shares sold	1,316	4,366	$76,478	$246,487
Reinvestment of distributions	1,312	3,916	76,684	218,216
Shares redeemed	(13,144)	(32,653)	(781,579)	(1,818,911)
Net increase (decrease)	(10,516)	(24,371)	$(628,417)	$(1,354,208)
Class I
Reinvestment of distributions	12	25	$693	$1,412
Shares redeemed	(162)	(31)	(10,000)	(1,612)
Net increase (decrease)	(150)	(6)	$(9,307)	$(200)
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	–	48	$–	$2,788
Reinvestment of distributions	186	406	11,058	23,116
Shares redeemed	(22)	(1,820)	(1,353)	(105,363)
Net increase (decrease)	164	(1,366)	$9,705	$(79,459)
Class M
Shares sold	–	7	$–	$406
Reinvestment of distributions	110	266	6,489	15,110
Shares redeemed	(470)	(1,080)	(28,648)	(62,622)
Net increase (decrease)	(360)	(807)	$(22,159)	$(47,106)
Class C
Shares sold	–	5,320	$–	$289,821
Reinvestment of distributions	96	230	5,616	13,021
Shares redeemed	(5,171)	(6,862)	(320,334)	(385,276)
Net increase (decrease)	(5,075)	(1,312)	$(314,718)	$(82,434)
Fidelity Managed Retirement 2025
Shares sold	17,285	76,280	$1,029,554	$4,335,174
Reinvestment of distributions	7,350	18,992	436,774	1,080,834
Shares redeemed	(149,785)	(184,484)	(9,197,756)	(10,474,890)
Net increase (decrease)	(125,150)	(89,212)	$(7,731,428)	$(5,058,882)
Class I
Reinvestment of distributions	27	81	$1,635	$4,598
Shares redeemed	(117)	(1,198)	(7,000)	(68,734)
Net increase (decrease)	(90)	(1,117)	$(5,365)	$(64,136)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund (formerly Fidelity Income Replacement 2022 Fund), Fidelity Managed Retirement 2005 Fund (formerly Fidelity Income Replacement 2026 Fund), Fidelity Managed Retirement 2010 Fund (formerly Fidelity Income Replacement 2030 Fund), Fidelity Managed Retirement 2015 Fund (formerly Fidelity Income Replacement 2034 Fund), Fidelity Managed Retirement 2020 Fund (formerly Fidelity Income Replacement 2038 Fund) and Fidelity Managed Retirement 2025 Fund (formerly Fidelity Income Replacement 2042 Fund):

We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the Funds), each a fund of the Fidelity Income Fund, including the schedules of investments, as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Fidelity Managed Retirement Income Fund
Class A	.39%
Actual		$1,000.00	$1,034.70	$1.97**
Hypothetical-C		$1,000.00	$1,022.86	$1.96**
Class M	.64%
Actual		$1,000.00	$1,033.40	$3.23**
Hypothetical-C		$1,000.00	$1,021.62	$3.21**
Class C	1.14%
Actual		$1,000.00	$1,030.90	$5.74**
Hypothetical-C		$1,000.00	$1,019.14	$5.71**
Fidelity Managed Retirement Income	.15%
Actual		$1,000.00	$1,035.90	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Class I	.15%
Actual		$1,000.00	$1,036.10	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Fidelity Managed Retirement 2005 Fund
Class A	.44%
Actual		$1,000.00	$1,046.00	$2.23**
Hypothetical-C		$1,000.00	$1,022.61	$2.21**
Class M	.67%
Actual		$1,000.00	$1,044.70	$3.40**
Hypothetical-C		$1,000.00	$1,021.47	$3.36**
Class C	1.17%
Actual		$1,000.00	$1,042.00	$5.92**
Hypothetical-C		$1,000.00	$1,018.99	$5.86**
Fidelity Managed Retirement 2005	.16%
Actual		$1,000.00	$1,047.40	$.81**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Class I	.17%
Actual		$1,000.00	$1,047.20	$.86**
Hypothetical-C		$1,000.00	$1,023.95	$.85**
Fidelity Managed Retirement 2010 Fund
Class A	.42%
Actual		$1,000.00	$1,054.40	$2.14**
Hypothetical-C		$1,000.00	$1,022.71	$2.11**
Class M	.67%
Actual		$1,000.00	$1,053.20	$3.41**
Hypothetical-C		$1,000.00	$1,021.47	$3.36**
Class C	1.18%
Actual		$1,000.00	$1,050.60	$6.00**
Hypothetical-C		$1,000.00	$1,018.94	$5.91**
Fidelity Managed Retirement 2010	.17%
Actual		$1,000.00	$1,055.60	$.87**
Hypothetical-C		$1,000.00	$1,023.95	$.85**
Class I	.16%
Actual		$1,000.00	$1,055.70	$.82**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Fidelity Managed Retirement 2015 Fund
Class A	.42%
Actual		$1,000.00	$1,060.70	$2.15**
Hypothetical-C		$1,000.00	$1,022.71	$2.11**
Class M	.86%
Actual		$1,000.00	$1,059.70	$4.39**
Hypothetical-C		$1,000.00	$1,020.53	$4.31**
Class C	1.16%
Actual		$1,000.00	$1,056.60	$5.92**
Hypothetical-C		$1,000.00	$1,019.04	$5.81**
Fidelity Managed Retirement 2015	.18%
Actual		$1,000.00	$1,061.80	$.92**
Hypothetical-C		$1,000.00	$1,023.90	$.90**
Class I	.16%
Actual		$1,000.00	$1,062.00	$.82**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Fidelity Managed Retirement 2020 Fund
Class A	.52%
Actual		$1,000.00	$1,066.00	$2.66**
Hypothetical-C		$1,000.00	$1,022.22	$2.61**
Class M	.70%
Actual		$1,000.00	$1,064.50	$3.58**
Hypothetical-C		$1,000.00	$1,021.32	$3.51**
Class C	1.20%
Actual		$1,000.00	$1,061.90	$6.13**
Hypothetical-C		$1,000.00	$1,018.84	$6.01**
Fidelity Managed Retirement 2020	.21%
Actual		$1,000.00	$1,067.40	$1.08**
Hypothetical-C		$1,000.00	$1,023.75	$1.05**
Class I	.21%
Actual		$1,000.00	$1,067.20	$1.08**
Hypothetical-C		$1,000.00	$1,023.75	$1.05**
Fidelity Managed Retirement 2025 Fund
Class A	.44%
Actual		$1,000.00	$1,070.80	$2.26**
Hypothetical-C		$1,000.00	$1,022.61	$2.21**
Class M	.69%
Actual		$1,000.00	$1,069.30	$3.54**
Hypothetical-C		$1,000.00	$1,021.37	$3.46**
Class C	1.22%
Actual		$1,000.00	$1,066.70	$6.25**
Hypothetical-C		$1,000.00	$1,018.74	$6.11**
Fidelity Managed Retirement 2025	.20%
Actual		$1,000.00	$1,072.10	$1.03**
Hypothetical-C		$1,000.00	$1,023.80	$1.00**
Class I	.19%
Actual		$1,000.00	$1,072.00	$.98**
Hypothetical-C		$1,000.00	$1,023.85	$.95**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

**If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Managed Retirement Income Fund
Class A	.72%
Actual		$3.63
Hypothetical-(b)		$3.61
Class M	.97%
Actual		$4.89
Hypothetical-(b)		$4.86
Class C	1.47%
Actual		$7.40
Hypothetical-(b)		$7.35
Fidelity Managed Retirement Income	.47%
Actual		$2.37
Hypothetical-(b)		$2.36
Class I	.47%
Actual		$2.37
Hypothetical-(b)		$2.36
Fidelity Managed Retirement 2005 Fund
Class A	.75%
Actual		$3.80
Hypothetical-(b)		$3.76
Class M	1.00%
Actual		$5.07
Hypothetical-(b)		$5.01
Class C	1.50%
Actual		$7.59
Hypothetical-(b)		$7.50
Fidelity Managed Retirement 2005	.50%
Actual		$2.54
Hypothetical-(b)		$2.51
Class I	.50%
Actual		$2.54
Hypothetical-(b)		$2.51
Fidelity Managed Retirement 2010 Fund
Class A	.79%
Actual		$4.02
Hypothetical-(b)		$3.96
Class M	1.04%
Actual		$5.29
Hypothetical-(b)		$5.21
Class C	1.54%
Actual		$7.82
Hypothetical-(b)		$7.70
Fidelity Managed Retirement 2010	.54%
Actual		$2.75
Hypothetical-(b)		$2.71
Class I	.54%
Actual		$2.75
Hypothetical-(b)		$2.71
Fidelity Managed Retirement 2015 Fund
Class A	.83%
Actual		$4.24
Hypothetical-(b)		$4.16
Class M	1.08%
Actual		$5.51
Hypothetical-(b)		$5.41
Class C	1.58%
Actual		$8.05
Hypothetical-(b)		$7.90
Fidelity Managed Retirement 2015	.58%
Actual		$2.96
Hypothetical-(b)		$2.91
Class I	.58%
Actual		$2.96
Hypothetical-(b)		$2.91
Fidelity Managed Retirement 2020 Fund
Class A	.88%
Actual		$4.50
Hypothetical-(b)		$4.41
Class M	1.13%
Actual		$5.78
Hypothetical-(b)		$5.66
Class C	1.63%
Actual		$8.32
Hypothetical-(b)		$8.15
Fidelity Managed Retirement 2020	.63%
Actual		$3.23
Hypothetical-(b)		$3.16
Class I	.63%
Actual		$3.23
Hypothetical-(b)		$3.16
Fidelity Managed Retirement 2025 Fund
Class A	.91%
Actual		$4.67
Hypothetical-(b)		$4.56
Class M	1.16%
Actual		$5.95
Hypothetical-(b)		$5.81
Class C	1.66%
Actual		$8.50
Hypothetical-(b)		$8.30
Fidelity Managed Retirement 2025	.66%
Actual		$3.39
Hypothetical-(b)		$3.31
Class I	.66%
Actual		$3.39
Hypothetical-(b)		$3.31

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Managed Retirement Income Fund
Class A	09/18/17	09/15/17	$3.571
Class M	09/18/17	09/15/17	$3.571
Class C	09/18/17	09/15/17	$3.571
Managed Retirement Income	09/18/17	09/15/17	$3.571
Class I	09/18/17	09/15/17	$3.571
Fidelity Managed Retirement 2005 Fund
Class A	09/18/17	09/15/17	$5.011
Class M	09/18/17	09/15/17	$5.011
Class C	09/18/17	09/15/17	$5.011
Managed Retirement 2005	09/18/17	09/15/17	$5.011
Class I	09/18/17	09/15/17	$5.011
Fidelity Managed Retirement 2010 Fund
Class A	09/18/17	09/15/17	$7.869
Class M	09/18/17	09/15/17	$7.869
Class C	09/18/17	09/15/17	$7.869
Managed Retirement 2010	09/18/17	09/15/17	$7.869
Class I	09/18/17	09/15/17	$7.869
Fidelity Managed Retirement 2015 Fund
Class A	09/18/17	09/15/17	$11.455
Class M	09/18/17	09/15/17	$11.455
Class C	09/18/17	09/15/17	$11.455
Managed Retirement 2015	09/18/17	09/15/17	$11.455
Class I	09/18/17	09/15/17	$11.455
Fidelity Managed Retirement 2020 Fund
Class A	09/18/17	09/15/17	$11.560
Class M	09/18/17	09/15/17	$11.560
Class C	09/18/17	09/15/17	$11.560
Managed Retirement 2020	09/18/17	09/15/17	$11.560
Class I	09/18/17	09/15/17	$11.560
Fidelity Managed Retirement 2025 Fund
Class A	09/18/17	09/15/17	$11.751
Class M	09/18/17	09/15/17	$11.751
Class C	09/18/17	09/15/17	$11.751
Managed Retirement 2025	09/18/17	09/15/17	$11.751
Class I	09/18/17	09/15/17	$11.751

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement Income Fund	$701,885
Fidelity Managed Retirement 2005 Fund	$719,060
Fidelity Managed Retirement 2010 Fund	$1,628,072
Fidelity Managed Retirement 2015 Fund	$1,101,697
Fidelity Managed Retirement 2020 Fund	$788,150
Fidelity Managed Retirement 2025 Fund	$4,264,071

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Managed Retirement Income Fund
Class A	6.57%
Class M	6.57%
Class C	6.57%
Managed Retirement Income	6.57%
Class I	6.57%
Fidelity Managed Retirement 2005 Fund
Class A	3.97%
Class M	3.97%
Class C	3.97%
Managed Retirement 2005	3.97%
Class I	3.97%
Fidelity Managed Retirement 2010 Fund
Class A	3.14%
Class M	3.14%
Class C	3.14%
Managed Retirement 2010	3.14%
Class I	3.14%
Fidelity Managed Retirement 2015 Fund
Class A	2.82%
Class M	2.82%
Class C	2.82%
Managed Retirement 2015	2.82%
Class I	2.82%
Fidelity Managed Retirement 2020 Fund
Class A	2.45%
Class M	2.45%
Class C	2.45%
Managed Retirement 2020	2.45%
Class I	2.45%
Fidelity Managed Retirement 2025 Fund
Class A	2.29%
Class M	2.29%
Class C	2.29%
Managed Retirement 2025	2.29%
Class I	2.29%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Managed Retirement Income Fund
August, 2016	23%	34%	100%	18%	18%
September, 2016	33%	49%	100%	26%	26%
October, 2016	29%	34%	50%	26%	26%
November, 2016	34%	52%	0%	26%	26%
December, 2016 (ex-date 12/16/16)	26%	26%	26%	26%	26%
December, 2016 (ex-date 12/29/16)	28%	30%	34%	26%	26%
January, 2017	22%	29%	100%	17%	17%
February, 2017	24%	38%	0%	17%	17%
March, 2017	22%	30%	100%	17%	17%
April, 2017	20%	24%	47%	17%	17%
June, 2017	22%	31%	100%	17%	17%
July, 2017	21%	29%	94%	17%	17%
Fidelity Managed Retirement 2005 Fund
August, 2016	36%	57%	0%	26%	26%
September, 2016	50%	73%	100%	38%	38%
October, 2016	44%	51%	75%	39%	39%
November, 2016	55%	99%	0%	38%	38%
December, 2016 (ex-date 12/16/16)	40%	40%	40%	40%	40%
December, 2016 (ex-date 12/29/16)	41%	43%	49%	39%	39%
January, 2017	35%	72%	0%	27%	27%
February, 2017	38%	68%	0%	27%	27%
March, 2017	35%	53%	100%	27%	27%
April, 2017	32%	39%	70%	27%	27%
June, 2017	37%	52%	100%	27%	27%
July, 2017	36%	51%	100%	27%	26%
Fidelity Managed Retirement 2010 Fund
August, 2016	42%	45%	0%	30%	30%
September, 2016	58%	100%	0%	44%	44%
October, 2016	50%	56%	86%	44%	44%
November, 2016	63%	100%	0%	44%	44%
December, 2016 (ex-date 12/16/16)	44%	44%	44%	44%	44%
December, 2016 (ex-date 12/29/16)	46%	49%	54%	44%	44%
January, 2017	49%	61%	0%	36%	36%
February, 2017	51%	91%	0%	36%	36%
March, 2017	49%	84%	0%	36%	36%
April, 2017	42%	53%	100%	35%	35%
June, 2017	50%	72%	0%	36%	36%
July, 2017	45%	85%	0%	36%	34%
Fidelity Managed Retirement 2015 Fund
August, 2016	46%	78%	0%	32%	32%
September, 2016	64%	99%	0%	47%	47%
October, 2016	53%	62%	91%	47%	47%
November, 2016	68%	100%	0%	47%	47%
December, 2016 (ex-date 12/16/16)	48%	48%	48%	48%	48%
December, 2016 (ex-date 12/29/16)	49%	73%	57%	47%	47%
January, 2017	61%	27%	0%	44%	44%
February, 2017	67%	100%	0%	43%	43%
March, 2017	59%	85%	0%	44%	44%
April, 2017	52%	66%	100%	43%	43%
June, 2017	62%	100%	0%	43%	43%
July, 2017	63%	91%	0%	43%	42%
Fidelity Managed Retirement 2020 Fund
August, 2016	0%	80%	0%	34%	34%
September, 2016	87%	100%	0%	50%	50%
October, 2016	55%	67%	100%	50%	50%
November, 2016	100%	100%	0%	50%	50%
December, 2016 (ex-date 12/16/16)	51%	51%	51%	51%	51%
December, 2016 (ex-date 12/29/16)	51%	55%	60%	50%	50%
January, 2017	69%	100%	0%	49%	49%
February, 2017	100%	100%	0%	50%	50%
March, 2017	62%	100%	0%	49%	49%
April, 2017	56%	75%	100%	49%	49%
June, 2017	85%	100%	0%	50%	50%
July, 2017	36%	100%	0%	50%	76%
Fidelity Managed Retirement 2025 Fund
August, 2016	52%	97%	0%	36%	36%
September, 2016	71%	100%	0%	52%	52%
October, 2016	60%	70%	100%	52%	52%
November, 2016	79%	100%	0%	52%	52%
December, 2016 (ex-date 12/16/16)	53%	53%	53%	53%	53%
December, 2016 (ex-date 12/29/16)	55%	56%	62%	52%	52%
January, 2017	77%	100%	0%	52%	52%
February, 2017	82%	100%	0%	52%	52%
March, 2017	72%	100%	0%	52%	52%
April, 2017	62%	79%	100%	52%	52%
June, 2017	74%	100%	0%	51%	51%
July, 2017	78%	100%	0%	52%	52%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 19, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

For Fidelity Managed Retirement Income Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	8,853,909.08	97.901
Against	189,847.86	2.099
Abstain	0.00	0.000
TOTAL	9,043,756.94	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2005 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	8,562,900.46	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	8,562,900.46	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2010 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	9,956,905.54	96.681
Against	0.00	0.000
Abstain	341,844.58	3.319
TOTAL	10,298,750.12	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2015 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	3,829,848.50	89.458
Against	451,335.22	10.542
Abstain	0.00	0.000
TOTAL	4,281,183.72	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2020 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	3,273,755.20	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	3,273,755.20	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2025 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	20,112,539.87	91.293
Against	1,804,618.56	8.191
Abstain	113,736.31	0.516
TOTAL	22,030,894.74	100.000

PROPOSAL 2

For Fidelity Managed Retirement Income Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	8,923,230.02	98.668
Against	120,526.92	1.332
Abstain	0.00	0.000
TOTAL	9,043,756.94	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2005 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	8,562,900.46	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	8,562,900.46	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2010 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	9,956,905.54	96.681
Against	0.00	0.000
Abstain	341,844.58	3.319
TOTAL	10,298,750.12	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2015 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,829,848.50	89.458
Against	451,335.22	10.542
Abstain	0.00	0.000
TOTAL	4,281,183.72	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2020 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,273,755.20	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	3,273,755.20	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2025 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	18,535,016.91	84.132
Against	1,804,618.56	8.192
Abstain	1,691,259.27	7.676
TOTAL	22,030,894.74	100.000

AMRI-ANN-0917
1.9881733.100

Fidelity Managed Retirement Income Fund℠ (formerly Fidelity Income Replacement 2022 Fund℠)

Fidelity Managed Retirement 2005 Fund℠ (formerly Fidelity Income Replacement 2026 Fund℠)

Fidelity Managed Retirement 2010 Fund℠ (formerly Fidelity Income Replacement 2030 Fund℠)

Fidelity Managed Retirement 2015 Fund℠ (formerly Fidelity Income Replacement 2034 Fund℠)

Fidelity Managed Retirement 2020 Fund℠ (formerly Fidelity Income Replacement 2038 Fund℠)

Fidelity Managed Retirement 2025 Fund℠ (formerly Fidelity Income Replacement 2042 Fund℠)

Annual Report

July 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Managed Retirement Income Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2005 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Managed Retirement Income Fund℠	4.98%	5.71%	4.39%

 A From August 30, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement Income Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,319	Fidelity Managed Retirement Income Fund℠
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Managed Retirement 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Managed Retirement 2005 Fund℠	7.32%	7.03%	4.96%

 A From August 30, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2005 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,168	Fidelity Managed Retirement 2005 Fund℠
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Managed Retirement 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Managed Retirement 2010 Fund℠	8.78%	7.74%	5.26%

 A From August 30, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2010 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,629	Fidelity Managed Retirement 2010 Fund℠
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Managed Retirement 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Managed Retirement 2015 Fund℠	9.71%	8.22%	5.37%

 A From August 30, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2015 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,804	Fidelity Managed Retirement 2015 Fund℠
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index
$20,995	S&P 500® Index

Going forward, the fund's performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Managed Retirement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Managed Retirement 2020 Fund℠	10.47%	8.65%	5.29%

 A From December 31, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2020 Fund℠, a class of the fund, on December 31, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,386	Fidelity Managed Retirement 2020 Fund℠
$20,703	S&P 500® Index

Fidelity Managed Retirement 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Managed Retirement 2025 Fund℠	11.13%	9.17%	5.60%

 A From December 31, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2025 Fund℠, a class of the fund, on December 31, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,856	Fidelity Managed Retirement 2025 Fund℠
$20,703	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 17.53% for the 12 months ending July 31, 2017. Favorable election results in France and elsewhere suggested ebbing eurozone uncertainty and near-term risk. Europe (+23%) nearly doubled the 12% gain of the U.K., which faced mixed conditions ahead of its expected exit from the European Union. U.S. stocks (+16%) rallied on post-election optimism. Despite continued central-bank easing, Japan (+15%) lagged the rest of the Asia Pacific group (+19%). Commodity-price volatility whipsawed Canada (+13%), but emerging markets (+25%) boomed. In the U.S., small-cap stocks bested large-caps and growth- topped value-oriented stocks, with the reverse true overseas. Among sectors, financials (+34%) led the MSCI ACWI atop rising interest rates that, at the same time, pressured real estate (+3%), as well as utilities (+6%), consumer staples (+5%) and telecommunication services (+1%) – so-called “bond proxy” sectors. Telecoms also faced higher competition. Semiconductor and internet-related names boosted information technology (+32%). Materials (+23%) and industrials (+19%) responded to calls for more spending on infrastructure. Energy (+6%) fared well in the year’s first half, given rising commodity prices and optimism that OPEC (the Organization of the Petroleum Exporting Countries) might curb output, but oil prices peaked at the start of 2017 and ceded ground thereafter. Early on, health care (+5%) struggled with legislative and drug-pricing worries. Lastly, the consumer discretionary sector more or less matched the MSCI ACWI return.

In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.51% amid concern that President Trump’s promises to reform health care and tax legislation and increase infrastructure spending would hurt bond valuations. The U.S. Federal Reserve thrice raised interest rate targets by a quarter-point, most recently in June. Within the Bloomberg Barclays index, investment-grade spread sectors, led by corporate credit, mostly advanced; Treasuries, though, declined. Outside the index, riskier debt classes turned in the strongest results, with U.S. high-yield debt marking a double-digit gain. Inflation-protected debt ended lower for the year.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year ending July 31, 2017, the share classes of each Fidelity Managed Retirement Fund (excluding sales charges, if applicable) recorded gains ranging from about 4% to 5% for Managed Retirement Income Fund to about 10% to 11% for Managed Retirement 2025 Fund. Each Fund outperformed its respective Composite index, with results versus respective peer averages mostly favorable. Overall, both allocation decisions within asset classes as well as performance among underlying investments added value versus Composites. Within the Funds’ U.S. equity allocation, large-cap growth strategies contributed most to relative results; detractors included mainly value-oriented investments and those with broad market-cap exposure. Investments in the emerging-markets equity asset class added notable value. The Funds’ core fixed-income allocation posted a modest gain, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index, which declined. Allocations to commodity and inflation-protected securities detracted from relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On June 1, 2017, six former Fidelity Income Replacement Fund portfolios – Income Replacement 2022, 2026, 2030, 2034, 2038 and 2042 – were repositioned as a new set of Funds named Fidelity Managed Retirement Funds. Managed Retirement Funds invest exclusively in Fidelity’s Series funds.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.5	0.0
Fidelity Series Government Money Market Fund 1.04%	19.6	0.0
Fidelity Series Short-Term Credit Fund	8.4	0.0
Fidelity Series Emerging Markets Fund	4.7	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.8	0.0
Fidelity Series International Value Fund	2.9	0.0
Fidelity Series International Growth Fund	2.9	0.0
Fidelity Series Intrinsic Opportunities Fund	2.1	0.0
Fidelity Series Growth & Income Fund	2.1	0.0
Fidelity Series Commodity Strategy Fund	2.0	0.0
	86.0	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.8%
International Equity Funds	11.2%
Bond Funds	45.0%
Short-Term Funds	28.0%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Bond Funds	42.4%
Short-Term Funds	33.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement Income Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,315	$53,599
Fidelity Series 1000 Value Index Fund (a)	5,302	65,482
Fidelity Series All-Sector Equity Fund (a)	7,679	100,754
Fidelity Series Blue Chip Growth Fund (a)	7,253	102,044
Fidelity Series Commodity Strategy Fund (a)(b)	44,768	234,136
Fidelity Series Growth & Income Fund (a)	15,489	235,591
Fidelity Series Growth Company Fund (a)	12,221	202,742
Fidelity Series Intrinsic Opportunities Fund (a)	13,924	240,891
Fidelity Series Opportunistic Insights Fund (a)	6,353	112,951
Fidelity Series Real Estate Equity Fund (a)	1,538	20,423
Fidelity Series Small Cap Discovery Fund (a)	2,571	30,163
Fidelity Series Small Cap Opportunities Fund(a)	6,311	91,011
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,547	176,654
Fidelity Series Value Discovery Fund (a)	9,316	124,457
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,709,300)		1,790,898

International Equity Funds - 11.2%
Fidelity Series Emerging Markets Fund (a)	26,770	535,409
Fidelity Series International Growth Fund (a)	21,091	327,958
Fidelity Series International Small Cap Fund (a)	4,310	75,432
Fidelity Series International Value Fund (a)	31,516	331,860
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,220,187)		1,270,659

Bond Funds - 45.0%
Fidelity Series Emerging Markets Debt Fund (a)	6,545	67,678
Fidelity Series Floating Rate High Income Fund (a)	2,962	28,257
Fidelity Series High Income Fund (a)	17,428	169,753
Fidelity Series Inflation-Protected Bond Index Fund (a)	43,527	430,047
Fidelity Series International Credit Fund (a)(b)	566	5,663
Fidelity Series Investment Grade Bond Fund (a)	376,135	4,250,329
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,152	106,209
Fidelity Series Real Estate Income Fund (a)	4,729	53,628
TOTAL BOND FUNDS
(Cost $5,105,714)		5,111,564

Short-Term Funds - 28.0%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	2,226,650	2,226,650
Fidelity Series Short-Term Credit Fund (a)	94,788	947,882
TOTAL SHORT-TERM FUNDS
(Cost $3,174,531)		3,174,532
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,209,732)		11,347,653
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,507)
NET ASSETS - 100%		$11,343,146

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$300,747	$21,379	$341,285	$4,361	$--
Fidelity Advisor Mid Cap II Fund Class I	469,055	48,304	544,766	1,987	--
Fidelity Blue Chip Growth Fund	435,945	39,832	532,248	906	--
Fidelity Equity-Income Fund	670,473	53,733	771,304	10,796	--
Fidelity Government Income Fund	1,154,703	147,233	1,256,103	15,418	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	2,185,245	399,669	2,584,914	7,944	--
Fidelity Large Cap Stock Fund	502,165	33,417	589,348	4,111	--
Fidelity Series 100 Index Fund	435,945	29,160	450,767	8,675	53,599
Fidelity Series 1000 Value Index Fund	--	76,248	12,868	--	65,482
Fidelity Series All-Sector Equity Fund	--	116,188	17,899	--	100,754
Fidelity Series Blue Chip Growth Fund	--	119,819	20,789	--	102,044
Fidelity Series Broad Market Opportunities Fund	771,182	264,626	909,671	3,408	--
Fidelity Series Commodity Strategy Fund	--	243,251	13,300	--	234,136
Fidelity Series Emerging Markets Debt Fund	--	73,346	5,401	728	67,678
Fidelity Series Emerging Markets Fund	--	562,786	61,098	--	535,409
Fidelity Series Floating Rate High Income Fund	--	30,484	2,250	226	28,257
Fidelity Series Government Money Market Fund 1.04%	--	2,399,475	172,826	3,666	2,226,650
Fidelity Series Growth & Income Fund	--	263,669	34,764	810	235,591
Fidelity Series Growth Company Fund	--	237,218	44,890	--	202,742
Fidelity Series High Income Fund	--	183,168	13,502	1,624	169,753
Fidelity Series Inflation-Protected Bond Index Fund	--	466,092	34,654	129	430,047
Fidelity Series International Credit Fund	--	5,663	--	--	5,663
Fidelity Series International Growth Fund	--	350,985	29,188	--	327,958
Fidelity Series International Small Cap Fund	--	79,879	7,212	--	75,432
Fidelity Series International Value Fund	--	350,985	29,097	--	331,860
Fidelity Series Intrinsic Opportunities Fund	--	237,574	3,834	--	240,891
Fidelity Series Investment Grade Bond Fund	--	4,581,522	339,223	18,078	4,250,329
Fidelity Series Long-Term Treasury Bond Index Fund	--	108,215	1,303	301	106,209
Fidelity Series Opportunistic Insights Fund	--	130,712	21,751	--	112,951
Fidelity Series Real Estate Equity Fund	--	24,282	4,384	76	20,423
Fidelity Series Real Estate Income Fund	--	57,485	4,230	601	53,628
Fidelity Series Short-Term Credit Fund	--	1,021,911	73,969	2,844	947,882
Fidelity Series Small Cap Discovery Fund	--	35,255	5,955	156	30,163
Fidelity Series Small Cap Opportunities Fund	67,599	60,832	45,601	316	91,011
Fidelity Series Stock Selector Large Cap Value Fund	--	203,329	32,075	--	176,654
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	286,838	167,028	1,209	124,457
Fidelity Short-Term Bond Fund	2,185,245	413,556	2,591,064	20,035	--
Fidelity Strategic Real Return Fund	1,154,703	111,231	1,258,681	20,558	--
Fidelity Total Bond Fund	3,462,729	385,261	3,796,504	76,710	--
Total	$13,795,736	$14,254,612	$16,825,746	$205,673	$11,347,653

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $11,209,732) — See accompanying schedule		$11,347,653
Cash		1
Receivable for investments sold		1,000
Total assets		11,348,654
Liabilities
Payable for fund shares redeemed	$1,000
Accrued management fee	4,372
Distribution and service plan fees payable	136
Total liabilities		5,508
Net Assets		$11,343,146
Net Assets consist of:
Paid in capital		$10,540,634
Undistributed net investment income		13,918
Accumulated undistributed net realized gain (loss) on investments		650,673
Net unrealized appreciation (depreciation) on investments		137,921
Net Assets		$11,343,146
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($286,950 ÷ 4,704.20 shares)		$61.00
Maximum offering price per share (100/94.25 of $61.00)		$64.72
Class M:
Net Asset Value and redemption price per share ($82,001 ÷ 1,343.30 shares)		$61.04
Maximum offering price per share (100/96.50 of $61.04)		$63.25
Class C:
Net Asset Value and offering price per share ($52,223 ÷ 858.20 shares)(a)		$60.85
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($10,827,822 ÷ 177,493.80 shares)		$61.00
Class I:
Net Asset Value, offering price and redemption price per share ($94,150 ÷ 1,543.80 shares)		$60.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$205,673
Expenses
Management fee	$8,948
Distribution and service plan fees	1,707
Independent trustees' fees and expenses	54
Total expenses before reductions	10,709
Expense reductions	(47)	10,662
Net investment income (loss)		195,011
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	589,599
Capital gain distributions from underlying funds	289,958
Total net realized gain (loss)		879,557
Change in net unrealized appreciation (depreciation) on underlying funds		(466,546)
Net gain (loss)		413,011
Net increase (decrease) in net assets resulting from operations		$608,022

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$195,011	$222,097
Net realized gain (loss)	879,557	106,833
Change in net unrealized appreciation (depreciation)	(466,546)	(18,250)
Net increase (decrease) in net assets resulting from operations	608,022	310,680
Distributions to shareholders from net investment income	(184,761)	(221,870)
Distributions to shareholders from net realized gain	(14,929)	(12,857)
Total distributions	(199,690)	(234,727)
Share transactions - net increase (decrease)	(2,860,773)	(1,159,698)
Total increase (decrease) in net assets	(2,452,441)	(1,083,745)
Net Assets
Beginning of period	13,795,587	14,879,332
End of period	$11,343,146	$13,795,587
Other Information
Undistributed net investment income end of period	$13,918	$3,668

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.02	$58.61	$57.41	$54.16	$50.46
Income from Investment Operations
Net investment income (loss)A	.756	.758	.686	.708	.825
Net realized and unrealized gain (loss)	2.008	.457	1.311	3.351	3.933
Total from investment operations	2.764	1.215	1.997	4.059	4.758
Distributions from net investment income	(.717)	(.754)	(.658)	(.686)	(.804)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.784)	(.805)	(.797)	(.809)	(1.058)
Net asset value, end of period	$61.00	$59.02	$58.61	$57.41	$54.16
Total ReturnB,C	4.73%	2.12%	3.50%	7.54%	9.54%
Ratios to Average Net AssetsD,E
Expenses before reductions	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.32%	1.18%	1.26%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$287	$293	$432	$419	$391
Portfolio turnover rateD	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.07	$58.67	$57.46	$54.24	$50.53
Income from Investment Operations
Net investment income (loss)A	.608	.615	.540	.581	.686
Net realized and unrealized gain (loss)	2.008	.450	1.318	3.339	3.958
Total from investment operations	2.616	1.065	1.858	3.920	4.644
Distributions from net investment income	(.579)	(.614)	(.509)	(.577)	(.680)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.646)	(.665)	(.648)	(.700)	(.934)
Net asset value, end of period	$61.04	$59.07	$58.67	$57.46	$54.24
Total ReturnB,C	4.47%	1.86%	3.25%	7.26%	9.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%	.50%	.50%	.49%F	.49%F
Expenses net of fee waivers, if any	.57%	.50%	.50%	.49%F	.49%F
Expenses net of all reductions	.57%	.50%	.50%	.49%F	.49%F
Net investment income (loss)	1.02%	1.07%	.93%	1.02%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$82	$86	$90	$26	$1
Portfolio turnover rateD	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.91	$58.53	$57.34	$54.13	$50.49
Income from Investment Operations
Net investment income (loss)A	.310	.328	.245	.293	.434
Net realized and unrealized gain (loss)	2.009	.435	1.323	3.354	3.919
Total from investment operations	2.319	.763	1.568	3.647	4.353
Distributions from net investment income	(.312)	(.332)	(.239)	(.314)	(.459)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.379)	(.383)	(.378)	(.437)	(.713)
Net asset value, end of period	$60.85	$58.91	$58.53	$57.34	$54.13
Total ReturnB,C	3.96%	1.34%	2.72%	6.76%	8.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.07%	1.00%	1.01%F	.99%F	1.00%
Expenses net of fee waivers, if any	1.07%	1.00%	1.01%F	.99%F	1.00%
Expenses net of all reductions	1.07%	1.00%	1.01%F	.99%F	1.00%
Net investment income (loss)	.52%	.57%	.42%	.52%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$52	$58	$60	$325	$54
Portfolio turnover rateD	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.01	$58.61	$57.41	$54.15	$50.46
Income from Investment Operations
Net investment income (loss)A	.905	.901	.831	.851	.956
Net realized and unrealized gain (loss)	2.003	.452	1.313	3.358	3.922
Total from investment operations	2.908	1.353	2.144	4.209	4.878
Distributions from net investment income	(.851)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.918)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$61.00	$59.01	$58.61	$57.41	$54.15
Total ReturnB	4.98%	2.37%	3.76%	7.82%	9.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,828	$13,227	$14,208	$9,774	$4,474
Portfolio turnover rateC	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement Income Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.99	$58.59	$57.39	$54.14	$50.45
Income from Investment Operations
Net investment income (loss)A	.906	.899	.830	.856	.957
Net realized and unrealized gain (loss)	2.013	.454	1.314	3.343	3.921
Total from investment operations	2.919	1.353	2.144	4.199	4.878
Distributions from net investment income	(.852)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.919)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$60.99	$58.99	$58.59	$57.39	$54.14
Total ReturnB	5.01%	2.37%	3.76%	7.81%	9.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$94	$131	$90	$61	$4
Portfolio turnover rateC	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	36.5	0.0
Fidelity Series Government Money Market Fund 1.04%	17.9	0.0
Fidelity Series Short-Term Credit Fund	7.6	0.0
Fidelity Series Emerging Markets Fund	5.1	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.6	0.0
Fidelity Series International Value Fund	3.3	0.0
Fidelity Series International Growth Fund	3.3	0.0
Fidelity Series Growth & Income Fund	2.5	0.0
Fidelity Series Intrinsic Opportunities Fund	2.5	0.0
Fidelity Series Growth Company Fund	2.1	0.0
	84.4	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.2%
International Equity Funds	12.4%
Bond Funds	43.9%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
Bond Funds	38.8%
Short-Term Funds	22.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2005 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,517	$56,868
Fidelity Series 1000 Value Index Fund (a)	5,626	69,477
Fidelity Series All-Sector Equity Fund (a)	8,148	106,903
Fidelity Series Blue Chip Growth Fund (a)	7,695	108,267
Fidelity Series Commodity Strategy Fund (a)(b)	39,530	206,740
Fidelity Series Growth & Income Fund (a)	16,435	249,973
Fidelity Series Growth Company Fund (a)	12,965	215,087
Fidelity Series Intrinsic Opportunities Fund (a)	14,420	249,469
Fidelity Series Opportunistic Insights Fund (a)	6,740	119,844
Fidelity Series Real Estate Equity Fund (a)	1,653	21,952
Fidelity Series Small Cap Discovery Fund (a)	2,728	32,002
Fidelity Series Small Cap Opportunities Fund(a)	6,696	96,562
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,374	187,439
Fidelity Series Value Discovery Fund (a)	9,884	132,047
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,766,922)		1,852,630

International Equity Funds - 12.4%
Fidelity Series Emerging Markets Fund (a)	25,896	517,918
Fidelity Series International Growth Fund (a)	21,314	331,436
Fidelity Series International Small Cap Fund (a)	4,356	76,229
Fidelity Series International Value Fund (a)	31,852	335,403
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,211,367)		1,260,986

Bond Funds - 43.9%
Fidelity Series Emerging Markets Debt Fund (a)	5,855	60,536
Fidelity Series Floating Rate High Income Fund (a)	2,650	25,278
Fidelity Series High Income Fund (a)	15,594	151,884
Fidelity Series Inflation-Protected Bond Index Fund (a)	37,218	367,711
Fidelity Series International Credit Fund (a)(b)	510	5,101
Fidelity Series Investment Grade Bond Fund (a)	328,067	3,707,152
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,688	93,409
Fidelity Series Real Estate Income Fund (a)	4,229	47,956
TOTAL BOND FUNDS
(Cost $4,453,879)		4,459,027

Short-Term Funds - 25.5%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	1,821,465	1,821,465
Fidelity Series Short-Term Credit Fund (a)	76,823	768,230
TOTAL SHORT-TERM FUNDS
(Cost $2,589,694)		2,589,695
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,021,862)		10,162,338
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,646)
NET ASSETS - 100%		$10,157,692

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$341,529	$152,504	$544,749	$6,351	$--
Fidelity Advisor Mid Cap II Fund Class I	420,215	197,734	652,590	2,266	--
Fidelity Blue Chip Growth Fund	390,917	177,168	646,736	909	--
Fidelity Capital & Income Fund	125,562	53,544	188,783	4,885	--
Fidelity Equity-Income Fund	601,025	266,405	921,415	11,835	--
Fidelity Government Income Fund	593,491	325,599	895,245	10,011	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	903,211	505,727	1,408,938	4,201	--
Fidelity Large Cap Stock Fund	450,350	191,325	702,947	4,700	--
Fidelity Series 100 Index Fund	390,917	164,077	548,822	10,091	56,868
Fidelity Series 1000 Value Index Fund	--	77,460	10,183	--	69,477
Fidelity Series All-Sector Equity Fund	--	119,330	15,063	--	106,903
Fidelity Series Blue Chip Growth Fund	--	122,470	17,424	--	108,267
Fidelity Series Broad Market Opportunities Fund	690,592	588,621	1,093,397	3,888	--
Fidelity Series Commodity Strategy Fund	--	209,774	6,939	--	206,740
Fidelity Series Emerging Markets Debt Fund	--	63,451	2,680	646	60,536
Fidelity Series Emerging Markets Fund	--	525,470	40,066	--	517,918
Fidelity Series Floating Rate High Income Fund	--	26,369	1,117	201	25,278
Fidelity Series Government Money Market Fund 1.04%	--	1,891,137	69,672	2,948	1,821,465
Fidelity Series Growth & Income Fund	--	271,108	28,225	877	249,973
Fidelity Series Growth Company Fund	--	242,847	38,763	--	215,087
Fidelity Series High Income Fund	--	158,453	6,699	1,440	151,884
Fidelity Series Inflation-Protected Bond Index Fund	--	385,315	16,435	110	367,711
Fidelity Series International Credit Fund	--	5,101	--	--	5,101
Fidelity Series International Growth Fund	--	345,429	20,192	--	331,436
Fidelity Series International Small Cap Fund	--	78,506	5,070	--	76,229
Fidelity Series International Value Fund	--	345,429	20,160	--	335,403
Fidelity Series Intrinsic Opportunities Fund	--	244,372	2,293	--	249,469
Fidelity Series Investment Grade Bond Fund	--	3,858,026	157,640	15,570	3,707,152
Fidelity Series Long-Term Treasury Bond Index Fund	--	95,294	1,279	263	93,409
Fidelity Series Opportunistic Insights Fund	--	133,984	18,425	--	119,844
Fidelity Series Real Estate Equity Fund	--	25,201	3,788	79	21,952
Fidelity Series Real Estate Income Fund	--	49,717	2,099	520	47,956
Fidelity Series Short-Term Credit Fund	--	798,863	30,617	2,284	768,230
Fidelity Series Small Cap Discovery Fund	--	36,801	5,720	164	32,002
Fidelity Series Small Cap Opportunities Fund	60,270	67,683	40,463	322	96,562
Fidelity Series Stock Selector Large Cap Value Fund	--	208,304	26,554	--	187,439
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	293,352	166,114	1,308	132,047
Fidelity Short-Term Bond Fund	903,211	511,521	1,412,135	10,315	--
Fidelity Strategic Income Fund	125,562	53,451	182,302	3,952	--
Fidelity Strategic Real Return Fund	593,491	303,601	893,560	12,769	--
Fidelity Total Bond Fund	1,780,471	928,363	2,688,674	49,126	--
Total	$8,370,814	$15,098,886	$13,533,973	$162,031	$10,162,338

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $10,021,862) — See accompanying schedule		$10,162,338
Cash		2
Receivable for investments sold		1,000
Total assets		10,163,340
Liabilities
Payable for fund shares redeemed	$1,000
Accrued management fee	4,230
Distribution and service plan fees payable	418
Total liabilities		5,648
Net Assets		$10,157,692
Net Assets consist of:
Paid in capital		$9,296,896
Undistributed net investment income		11,426
Accumulated undistributed net realized gain (loss) on investments		708,894
Net unrealized appreciation (depreciation) on investments		140,476
Net Assets		$10,157,692
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($337,800 ÷ 5,329.05 shares)		$63.39
Maximum offering price per share (100/94.25 of $63.39)		$67.26
Class M:
Net Asset Value and redemption price per share ($297,316 ÷ 4,688.68 shares)		$63.41
Maximum offering price per share (100/96.50 of $63.41)		$65.71
Class C:
Net Asset Value and offering price per share ($254,129 ÷ 4,029.11 shares)(a)		$63.07
Fidelity Managed Retirement 2005:
Net Asset Value, offering price and redemption price per share ($9,235,966 ÷ 145,658.73 shares)		$63.41
Class I:
Net Asset Value, offering price and redemption price per share ($32,481 ÷ 512.28 shares)		$63.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$162,031
Expenses
Management fee	$8,522
Distribution and service plan fees	5,363
Independent trustees' fees and expenses	41
Total expenses before reductions	13,926
Expense reductions	(35)	13,891
Net investment income (loss)		148,140
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	486,944
Capital gain distributions from underlying funds	375,302
Total net realized gain (loss)		862,246
Change in net unrealized appreciation (depreciation) on underlying funds		(260,347)
Net gain (loss)		601,899
Net increase (decrease) in net assets resulting from operations		$750,039

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,140	$126,792
Net realized gain (loss)	862,246	71,839
Change in net unrealized appreciation (depreciation)	(260,347)	18,448
Net increase (decrease) in net assets resulting from operations	750,039	217,079
Distributions to shareholders from net investment income	(138,732)	(126,167)
Distributions to shareholders from net realized gain	(48,306)	(79,217)
Total distributions	(187,038)	(205,384)
Share transactions - net increase (decrease)	1,224,348	1,027,483
Total increase (decrease) in net assets	1,787,349	1,039,178
Net Assets
Beginning of period	8,370,343	7,331,165
End of period	$10,157,692	$8,370,343
Other Information
Undistributed net investment income end of period	$11,426	$2,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.26	$60.57	$58.78	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.788	.801	.724	.735	.906
Net realized and unrealized gain (loss)	3.402	.274	1.910	4.084	4.920
Total from investment operations	4.190	1.075	2.634	4.819	5.826
Distributions from net investment income	(.733)	(.785)	(.698)	(.708)	(.879)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(1.060)	(1.385)	(.844)	(.849)	(1.106)
Net asset value, end of period	$63.39	$60.26	$60.57	$58.78	$54.81
Total ReturnB,C	7.05%	1.88%	4.50%	8.84%	11.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.38%	1.21%	1.28%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$338	$577	$727	$526	$304
Portfolio turnover rateD	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.30	$60.61	$58.83	$54.82	$50.08
Income from Investment Operations
Net investment income (loss)A	.635	.655	.574	.587	.781
Net realized and unrealized gain (loss)	3.399	.276	1.910	4.098	4.911
Total from investment operations	4.034	.931	2.484	4.685	5.692
Distributions from net investment income	(.597)	(.641)	(.558)	(.534)	(.725)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(.924)	(1.241)	(.704)	(.675)	(.952)
Net asset value, end of period	$63.41	$60.30	$60.61	$58.83	$54.82
Total ReturnB,C	6.78%	1.63%	4.24%	8.58%	11.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.13%	.96%	1.03%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$297	$308	$328	$39	$85
Portfolio turnover rateD	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.03	$60.40	$58.69	$54.76	$50.12
Income from Investment Operations
Net investment income (loss)A	.327	.360	.278	.303	.508
Net realized and unrealized gain (loss)	3.383	.276	1.899	4.086	4.915
Total from investment operations	3.710	.636	2.177	4.389	5.423
Distributions from net investment income	(.343)	(.406)	(.321)	(.318)	(.556)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(.670)	(1.006)	(.467)	(.459)	(.783)
Net asset value, end of period	$63.07	$60.03	$60.40	$58.69	$54.76
Total ReturnB,C	6.24%	1.12%	3.72%	8.04%	10.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	1.00%	.99%F	1.00%	1.00%
Expenses net of fee waivers, if any	1.09%	1.00%	.99%F	1.00%	1.00%
Expenses net of all reductions	1.09%	1.00%	.99%F	1.00%	1.00%
Net investment income (loss)	.54%	.62%	.47%	.53%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$254	$250	$86	$33	$31
Portfolio turnover rateD	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.942	.945	.874	.878	1.040
Net realized and unrealized gain (loss)	3.403	.277	1.909	4.094	4.914
Total from investment operations	4.345	1.222	2.783	4.972	5.954
Distributions from net investment income	(.878)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(1.205)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$63.41	$60.27	$60.58	$58.79	$54.81
Total ReturnB	7.32%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$9,236	$7,205	$6,160	$3,677	$1,702
Portfolio turnover rateC	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.942	.945	.875	.877	1.039
Net realized and unrealized gain (loss)	3.394	.277	1.908	4.095	4.915
Total from investment operations	4.336	1.222	2.783	4.972	5.954
Distributions from net investment income	(.879)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(1.206)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$63.40	$60.27	$60.58	$58.79	$54.81
Total ReturnB	7.31%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$32	$30	$31	$30	$27
Portfolio turnover rateC	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	34.1	0.0
Fidelity Series Government Money Market Fund 1.04%	14.3	0.0
Fidelity Series Short-Term Credit Fund	5.9	0.0
Fidelity Series Emerging Markets Fund	5.8	0.0
Fidelity Series International Value Fund	4.1	0.0
Fidelity Series International Growth Fund	4.0	0.0
Fidelity Series Intrinsic Opportunities Fund	3.6	0.0
Fidelity Series Growth & Income Fund	3.3	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.2	0.0
Fidelity Series Growth Company Fund	2.8	0.0
	81.1	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.9%
International Equity Funds	14.8%
Bond Funds	41.1%
Short-Term Funds	20.2%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
Bond Funds	36.3%
Short-Term Funds	16.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2010 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 23.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,293	$85,581
Fidelity Series 1000 Value Index Fund (a)	8,466	104,555
Fidelity Series All-Sector Equity Fund (a)	12,262	160,873
Fidelity Series Blue Chip Growth Fund (a)	11,580	162,928
Fidelity Series Commodity Strategy Fund (a)(b)	42,695	223,293
Fidelity Series Growth & Income Fund (a)	24,732	376,168
Fidelity Series Growth Company Fund (a)	19,512	323,699
Fidelity Series Intrinsic Opportunities Fund (a)	23,497	406,502
Fidelity Series Opportunistic Insights Fund (a)	10,143	180,350
Fidelity Series Real Estate Equity Fund (a)	2,468	32,781
Fidelity Series Small Cap Discovery Fund (a)	4,106	48,158
Fidelity Series Small Cap Opportunities Fund (a)	10,077	145,314
Fidelity Series Stock Selector Large Cap Value Fund (a)	21,631	282,066
Fidelity Series Value Discovery Fund (a)	14,874	198,719
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,584,049)		2,730,987

International Equity Funds - 14.8%
Fidelity Series Emerging Markets Fund (a)	32,937	658,745
Fidelity Series International Growth Fund (a)	29,809	463,530
Fidelity Series International Small Cap Fund (a)	6,092	106,614
Fidelity Series International Value Fund (a)	44,545	469,054
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,632,486)		1,697,943

Bond Funds - 41.1%
Fidelity Series Emerging Markets Debt Fund (a)	6,576	67,994
Fidelity Series Floating Rate High Income Fund (a)	2,976	28,393
Fidelity Series High Income Fund (a)	17,506	170,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	37,572	371,207
Fidelity Series International Credit Fund (a)(b)	575	5,750
Fidelity Series Investment Grade Bond Fund (a)	345,578	3,905,037
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,538	100,842
Fidelity Series Real Estate Income Fund (a)	4,755	53,920
TOTAL BOND FUNDS
(Cost $4,698,139)		4,703,649

Short-Term Funds - 20.2%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	1,633,490	1,633,490
Fidelity Series Short-Term Credit Fund (a)	68,312	683,122
TOTAL SHORT-TERM FUNDS
(Cost $2,316,611)		2,316,612
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,231,285)		11,449,191
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,326)
NET ASSETS - 100%		$11,443,865

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$824,854	$73,823	$985,722	$12,160	$--
Fidelity Advisor Mid Cap II Fund Class I	830,543	79,402	958,604	3,540	--
Fidelity Blue Chip Growth Fund	770,812	65,595	947,859	1,581	--
Fidelity Capital & Income Fund	294,387	19,298	331,429	9,453	--
Fidelity Equity-Income Fund	1,186,083	97,697	1,365,521	19,442	--
Fidelity Government Income Fund	903,073	136,556	1,006,788	12,009	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	1,181,817	158,433	1,340,250	4,166	--
Fidelity Large Cap Stock Fund	888,851	51,408	1,034,894	7,348	--
Fidelity Series 100 Index Fund	770,812	44,411	802,465	15,740	85,581
Fidelity Series 1000 Value Index Fund	--	129,353	28,267	--	104,555
Fidelity Series All-Sector Equity Fund	--	200,031	43,204	--	160,873
Fidelity Series Blue Chip Growth Fund	--	204,031	46,136	--	162,928
Fidelity Series Broad Market Opportunities Fund	1,363,854	519,639	1,602,434	6,071	--
Fidelity Series Commodity Strategy Fund	--	255,122	35,426	--	223,293
Fidelity Series Emerging Markets Debt Fund	--	80,770	12,477	758	67,994
Fidelity Series Emerging Markets Fund	--	766,784	150,175	--	658,745
Fidelity Series Floating Rate High Income Fund	--	33,573	5,200	235	28,393
Fidelity Series Government Money Market Fund 1.04%	--	1,923,100	289,611	2,744	1,633,490
Fidelity Series Growth & Income Fund	--	449,570	84,377	1,336	376,168
Fidelity Series Growth Company Fund	--	406,729	100,532	--	323,699
Fidelity Series High Income Fund	--	201,720	31,193	1,689	170,506
Fidelity Series Inflation-Protected Bond Index Fund	--	441,516	68,833	116	371,207
Fidelity Series International Credit Fund	--	5,750	--	--	5,750
Fidelity Series International Growth Fund	--	545,417	90,732	--	463,530
Fidelity Series International Small Cap Fund	--	124,019	21,411	--	106,614
Fidelity Series International Value Fund	--	545,417	90,718	--	469,054
Fidelity Series Intrinsic Opportunities Fund	--	404,897	10,506	--	406,502
Fidelity Series Investment Grade Bond Fund	--	4,604,757	707,058	17,119	3,905,037
Fidelity Series Long-Term Treasury Bond Index Fund	--	107,303	5,834	294	100,842
Fidelity Series Opportunistic Insights Fund	--	224,034	50,319	--	180,350
Fidelity Series Real Estate Equity Fund	--	41,470	9,564	130	32,781
Fidelity Series Real Estate Income Fund	--	63,339	9,774	662	53,920
Fidelity Series Short-Term Credit Fund	--	808,912	125,696	2,123	683,122
Fidelity Series Small Cap Discovery Fund	--	60,272	13,525	263	48,158
Fidelity Series Small Cap Opportunities Fund	118,039	84,794	71,158	554	145,314
Fidelity Series Stock Selector Large Cap Value Fund	--	348,053	74,938	--	282,066
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	490,085	299,142	1,993	198,719
Fidelity Short-Term Bond Fund	1,181,817	163,037	1,341,167	10,456	--
Fidelity Strategic Income Fund	294,387	21,550	321,515	7,654	--
Fidelity Strategic Real Return Fund	903,073	108,933	1,005,570	15,755	--
Fidelity Total Bond Fund	2,709,220	356,638	3,032,073	59,469	--
Total	$14,221,622	$15,447,238	$18,552,097	$214,860	$11,449,191

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $11,231,285) — See accompanying schedule		$11,449,191
Cash		1
Receivable for investments sold		1,226
Total assets		11,450,418
Liabilities
Payable for fund shares redeemed	$1,225
Accrued management fee	5,196
Distribution and service plan fees payable	132
Total liabilities		6,553
Net Assets		$11,443,865
Net Assets consist of:
Paid in capital		$9,810,198
Undistributed net investment income		12,285
Accumulated undistributed net realized gain (loss) on investments		1,403,476
Net unrealized appreciation (depreciation) on investments		217,906
Net Assets		$11,443,865
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($136,307 ÷ 2,134.03 shares)		$63.87
Maximum offering price per share (100/94.25 of $63.87)		$67.77
Class M:
Net Asset Value and redemption price per share ($17,203 ÷ 268.89 shares)		$63.98
Maximum offering price per share (100/96.50 of $63.98)		$66.30
Class C:
Net Asset Value and offering price per share ($117,019 ÷ 1,844.10 shares)(a)		$63.46
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($11,139,944 ÷ 174,375.96 shares)		$63.88
Class I:
Net Asset Value, offering price and redemption price per share ($33,392 ÷ 522.69 shares)		$63.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$214,860
Expenses
Management fee	$10,870
Distribution and service plan fees	2,276
Independent trustees' fees and expenses	56
Total expenses before reductions	13,202
Expense reductions	(48)	13,154
Net investment income (loss)		201,706
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,181,549
Capital gain distributions from underlying funds	561,767
Total net realized gain (loss)		1,743,316
Change in net unrealized appreciation (depreciation) on underlying funds		(849,139)
Net gain (loss)		894,177
Net increase (decrease) in net assets resulting from operations		$1,095,883

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$201,706	$248,184
Net realized gain (loss)	1,743,316	184,594
Change in net unrealized appreciation (depreciation)	(849,139)	(282,030)
Net increase (decrease) in net assets resulting from operations	1,095,883	150,748
Distributions to shareholders from net investment income	(192,757)	(248,283)
Distributions to shareholders from net realized gain	(107,778)	(388,383)
Total distributions	(300,535)	(636,666)
Share transactions - net increase (decrease)	(3,572,918)	(3,054,764)
Total increase (decrease) in net assets	(2,777,570)	(3,540,682)
Net Assets
Beginning of period	14,221,435	17,762,117
End of period	$11,443,865	$14,221,435
Other Information
Undistributed net investment income end of period	$12,285	$3,336

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.789	.799	.747	.740	.886
Net realized and unrealized gain (loss)	4.240	.112B	2.210	4.505	5.568
Total from investment operations	5.029	.911	2.957	5.245	6.454
Distributions from net investment income	(.754)	(.794)	(.746)	(.700)	(.896)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.229)	(2.171)	(1.467)	(.855)	(1.124)
Net asset value, end of period	$63.87	$60.07	$61.33	$59.84	$55.45
Total ReturnC,D	8.51%	1.67%	5.00%	9.51%	13.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.38%	1.23%	1.27%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$136	$156	$285	$257	$145
Portfolio turnover rateE	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.19	$61.44	$59.95	$55.55	$50.20
Income from Investment Operations
Net investment income (loss)A	.637	.658	.600	.597	.745
Net realized and unrealized gain (loss)	4.245	.118B	2.211	4.507	5.590
Total from investment operations	4.882	.776	2.811	5.104	6.335
Distributions from net investment income	(.617)	(.649)	(.600)	(.549)	(.757)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.092)	(2.026)	(1.321)	(.704)	(.985)
Net asset value, end of period	$63.98	$60.19	$61.44	$59.95	$55.55
Total ReturnC,D	8.24%	1.43%	4.74%	9.23%	12.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%	.50%	.50%	.50%	.51%G
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.51%G
Expenses net of all reductions	.58%	.50%	.50%	.50%	.51%G
Net investment income (loss)	1.04%	1.13%	.99%	1.03%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$17	$16	$21	$17	$15
Portfolio turnover rateE	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.76	$61.06	$59.64	$55.33	$50.07
Income from Investment Operations
Net investment income (loss)A	.327	.361	.291	.303	.486
Net realized and unrealized gain (loss)	4.218	.115B	2.202	4.486	5.561
Total from investment operations	4.545	.476	2.493	4.789	6.047
Distributions from net investment income	(.370)	(.399)	(.352)	(.324)	(.559)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(.845)	(1.776)	(1.073)	(.479)	(.787)
Net asset value, end of period	$63.46	$59.76	$61.06	$59.64	$55.33
Total ReturnC,D	7.71%	.92%	4.22%	8.68%	12.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.63%	.48%	.52%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$200	$345	$353	$315
Portfolio turnover rateE	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.942	.944	.900	.888	1.015
Net realized and unrealized gain (loss)	4.236	.116B	2.209	4.502	5.567
Total from investment operations	5.178	1.060	3.109	5.390	6.582
Distributions from net investment income	(.893)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.368)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC	8.78%	1.93%	5.27%	9.78%	13.33%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$11,140	$13,819	$17,079	$15,175	$5,367
Portfolio turnover rateD	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.942	.942	.902	.885	1.020
Net realized and unrealized gain (loss)	4.238	.118B	2.207	4.505	5.562
Total from investment operations	5.180	1.060	3.109	5.390	6.582
Distributions from net investment income	(.895)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.370)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC	8.78%	1.93%	5.26%	9.78%	13.33%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$33	$31	$32	$63	$57
Portfolio turnover rateD	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	31.9	0.0
Fidelity Series Government Money Market Fund 1.04%	10.8	0.0
Fidelity Series Emerging Markets Fund	6.6	0.0
Fidelity Series International Value Fund	4.9	0.0
Fidelity Series International Growth Fund	4.9	0.0
Fidelity Series Short-Term Credit Fund	4.5	0.0
Fidelity Series Growth & Income Fund	4.1	0.0
Fidelity Series Intrinsic Opportunities Fund	4.0	0.0
Fidelity Series Growth Company Fund	3.5	0.0
Fidelity Series Stock Selector Large Cap Value Fund	3.1	0.0
	78.3	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.0%
International Equity Funds	17.5%
Bond Funds	38.3%
Short-Term Funds	15.3%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
Bond Funds	34.4%
Short-Term Funds	14.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2015 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,232	$52,269
Fidelity Series 1000 Value Index Fund (a)	5,171	63,856
Fidelity Series All-Sector Equity Fund (a)	7,488	98,245
Fidelity Series Blue Chip Growth Fund (a)	7,071	99,489
Fidelity Series Commodity Strategy Fund (a)(b)	21,790	113,961
Fidelity Series Growth & Income Fund (a)	15,104	229,739
Fidelity Series Growth Company Fund (a)	11,915	197,669
Fidelity Series Intrinsic Opportunities Fund (a)	13,117	226,932
Fidelity Series Opportunistic Insights Fund (a)	6,195	110,142
Fidelity Series Real Estate Equity Fund (a)	1,509	20,045
Fidelity Series Small Cap Discovery Fund (a)	2,507	29,410
Fidelity Series Small Cap Opportunities Fund (a)	6,154	88,740
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,211	172,272
Fidelity Series Value Discovery Fund (a)	9,084	121,363
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,524,679)		1,624,132

International Equity Funds - 17.5%
Fidelity Series Emerging Markets Fund (a)	18,546	370,928
Fidelity Series International Growth Fund (a)	17,444	271,259
Fidelity Series International Small Cap Fund (a)	3,565	62,394
Fidelity Series International Value Fund (a)	26,070	274,515
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $941,666)		979,096

Bond Funds - 38.3%
Fidelity Series Emerging Markets Debt Fund (a)	3,215	33,243
Fidelity Series Floating Rate High Income Fund (a)	1,455	13,880
Fidelity Series High Income Fund (a)	8,562	83,398
Fidelity Series Inflation-Protected Bond Index Fund (a)	15,267	150,836
Fidelity Series International Credit Fund (a)(b)	284	2,837
Fidelity Series Investment Grade Bond Fund (a)	158,163	1,787,242
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,927	51,804
Fidelity Series Real Estate Income Fund (a)	2,323	26,338
TOTAL BOND FUNDS
(Cost $2,147,013)		2,149,578

Short-Term Funds - 15.3%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	604,340	604,340
Fidelity Series Short-Term Credit Fund (a)	25,245	252,449
TOTAL SHORT-TERM FUNDS
(Cost $856,787)		856,789
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $5,470,145)		5,609,595
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,944)
NET ASSETS - 100%		$5,606,651

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$570,895	$43,801	$665,944	$8,142	$--
Fidelity Advisor Mid Cap II Fund Class I	482,589	38,782	547,298	1,985	--
Fidelity Blue Chip Growth Fund	447,731	31,648	536,539	916	--
Fidelity Capital & Income Fund	185,134	9,288	204,856	5,653	--
Fidelity Equity-Income Fund	689,412	43,000	777,601	10,916	--
Fidelity Government Income Fund	457,026	55,541	495,536	5,638	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	537,587	60,226	597,813	1,749	--
Fidelity Large Cap Stock Fund	516,672	21,755	591,133	4,089	--
Fidelity Series 100 Index Fund	447,731	19,397	453,905	8,736	52,269
Fidelity Series 1000 Value Index Fund	--	74,236	12,438	--	63,856
Fidelity Series All-Sector Equity Fund	--	114,448	18,681	--	98,245
Fidelity Series Blue Chip Growth Fund	--	117,541	21,071	--	99,489
Fidelity Series Broad Market Opportunities Fund	792,437	249,935	908,551	3,401	--
Fidelity Series Commodity Strategy Fund	--	123,910	12,066	--	113,961
Fidelity Series Emerging Markets Debt Fund	--	37,480	4,110	362	33,243
Fidelity Series Emerging Markets Fund	--	402,732	55,397	--	370,928
Fidelity Series Floating Rate High Income Fund	--	15,578	1,713	112	13,880
Fidelity Series Government Money Market Fund 1.04%	--	676,732	72,392	987	604,340
Fidelity Series Growth & Income Fund	--	257,652	34,534	820	229,739
Fidelity Series Growth Company Fund	--	233,226	45,833	--	197,669
Fidelity Series High Income Fund	--	93,602	10,275	807	83,398
Fidelity Series Inflation-Protected Bond Index Fund	--	170,171	18,838	46	150,836
Fidelity Series International Credit Fund	--	2,837	--	--	2,837
Fidelity Series International Growth Fund	--	301,894	35,726	--	271,259
Fidelity Series International Small Cap Fund	--	69,287	9,228	--	62,394
Fidelity Series International Value Fund	--	301,894	35,773	--	274,515
Fidelity Series Intrinsic Opportunities Fund	--	231,893	11,770	--	226,932
Fidelity Series Investment Grade Bond Fund	--	2,001,152	217,230	7,624	1,787,242
Fidelity Series Long-Term Treasury Bond Index Fund	--	54,884	2,743	147	51,804
Fidelity Series Opportunistic Insights Fund	--	128,676	22,540	--	110,142
Fidelity Series Real Estate Equity Fund	--	23,582	4,028	74	20,045
Fidelity Series Real Estate Income Fund	--	29,383	3,223	304	26,338
Fidelity Series Short-Term Credit Fund	--	283,475	31,011	764	252,449
Fidelity Series Small Cap Discovery Fund	--	34,794	6,251	150	29,410
Fidelity Series Small Cap Opportunities Fund	68,941	56,068	44,122	321	88,740
Fidelity Series Stock Selector Large Cap Value Fund	--	199,819	32,883	--	172,272
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	281,465	164,648	1,223	121,363
Fidelity Short-Term Bond Fund	537,587	62,503	598,100	4,469	--
Fidelity Strategic Income Fund	185,134	11,392	199,480	4,576	--
Fidelity Strategic Real Return Fund	457,026	42,180	495,619	7,536	--
Fidelity Total Bond Fund	1,370,302	142,417	1,493,050	28,076	--
Total	$7,746,204	$7,150,276	$9,493,949	$109,623	$5,609,595

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $5,470,145) — See accompanying schedule		$5,609,595
Cash		1
Receivable for investments sold		48,050
Total assets		5,657,646
Liabilities
Payable for fund shares redeemed	$48,050
Accrued management fee	2,746
Distribution and service plan fees payable	199
Total liabilities		50,995
Net Assets		$5,606,651
Net Assets consist of:
Paid in capital		$4,469,916
Undistributed net investment income		5,292
Accumulated undistributed net realized gain (loss) on investments		991,993
Net unrealized appreciation (depreciation) on investments		139,450
Net Assets		$5,606,651
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($288,658 ÷ 4,481.00 shares)		$64.42
Maximum offering price per share (100/94.25 of $64.42)		$68.35
Class M:
Net Asset Value and redemption price per share ($24,721 ÷ 383.26 shares)		$64.50
Maximum offering price per share (100/96.50 of $64.50)		$66.84
Class C:
Net Asset Value and offering price per share ($156,035 ÷ 2,436.20 shares)(a)		$64.05
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($4,885,473 ÷ 75,844.73 shares)		$64.41
Class I:
Net Asset Value, offering price and redemption price per share ($251,764 ÷ 3,908.32 shares)		$64.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$109,623
Expenses
Management fee	$5,602
Distribution and service plan fees	2,432
Independent trustees' fees and expenses	30
Total expenses before reductions	8,064
Expense reductions	(26)	8,038
Net investment income (loss)		101,585
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	896,726
Capital gain distributions from underlying funds	285,176
Total net realized gain (loss)		1,181,902
Change in net unrealized appreciation (depreciation) on underlying funds		(689,674)
Net gain (loss)		492,228
Net increase (decrease) in net assets resulting from operations		$593,813

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,585	$142,550
Net realized gain (loss)	1,181,902	77,443
Change in net unrealized appreciation (depreciation)	(689,674)	(131,537)
Net increase (decrease) in net assets resulting from operations	593,813	88,456
Distributions to shareholders from net investment income	(98,005)	(142,540)
Distributions to shareholders from net realized gain	(26,704)	(259,010)
Total distributions	(124,709)	(401,550)
Share transactions - net increase (decrease)	(2,608,458)	(1,324,530)
Total increase (decrease) in net assets	(2,139,354)	(1,637,624)
Net Assets
Beginning of period	7,746,005	9,383,629
End of period	$5,606,651	$7,746,005
Other Information
Undistributed net investment income end of period	$5,292	$1,711

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.82	$61.43	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.798	.797	.753	.741	.840
Net realized and unrealized gain (loss)	4.786	(.018)	2.384	4.748	6.014
Total from investment operations	5.584	.779	3.137	5.489	6.854
Distributions from net investment income	(.755)	(.795)	(.751)	(.723)	(.903)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(.984)	(2.389)	(1.557)	(1.079)	(1.114)
Net asset value, end of period	$64.42	$59.82	$61.43	$59.85	$55.44
Total ReturnB,C	9.45%	1.47%	5.31%	9.97%	13.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.38%	1.24%	1.27%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$289	$280	$300	$126	$20
Portfolio turnover rateD	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.85	$61.44	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.642	.647	.602	.592	.719
Net realized and unrealized gain (loss)	4.794	(.008)	2.387	4.742	6.008
Total from investment operations	5.436	.639	2.989	5.334	6.727
Distributions from net investment income	(.557)	(.635)	(.593)	(.568)	(.776)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(.786)	(2.229)	(1.399)	(.924)	(.987)
Net asset value, end of period	$64.50	$59.85	$61.44	$59.85	$55.44
Total ReturnB,C	9.18%	1.23%	5.06%	9.68%	13.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.05%	1.13%	.99%	1.02%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$25	$94	$101	$96	$88
Portfolio turnover rateD	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.58	$61.23	$59.74	$55.39	$49.70
Income from Investment Operations
Net investment income (loss)A	.335	.363	.298	.300	.448
Net realized and unrealized gain (loss)	4.758	(.014)	2.370	4.746	6.020
Total from investment operations	5.093	.349	2.668	5.046	6.468
Distributions from net investment income	(.394)	(.405)	(.372)	(.340)	(.567)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(.623)	(1.999)	(1.178)	(.696)	(.778)
Net asset value, end of period	$64.05	$59.58	$61.23	$59.74	$55.39
Total ReturnB,C	8.62%	.73%	4.52%	9.15%	13.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.55%	.63%	.49%	.52%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$156	$144	$132	$54	$49
Portfolio turnover rateD	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.82	$55.41	$49.67
Income from Investment Operations
Net investment income (loss)A	.950	.940	.905	.885	.975
Net realized and unrealized gain (loss)	4.778	(.017)	2.396	4.738	6.009
Total from investment operations	5.728	.923	3.301	5.623	6.984
Distributions from net investment income	(.899)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(1.128)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$64.41	$59.81	$61.42	$59.82	$55.41
Total ReturnB	9.71%	1.73%	5.60%	10.23%	14.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,885	$6,996	$8,622	$8,313	$3,894
Portfolio turnover rateC	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.83	$55.42	$49.67
Income from Investment Operations
Net investment income (loss)A	.951	.940	.906	.884	.972
Net realized and unrealized gain (loss)	4.788	(.017)	2.385	4.739	6.022
Total from investment operations	5.739	.923	3.291	5.623	6.994
Distributions from net investment income	(.900)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(1.129)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$64.42	$59.81	$61.42	$59.83	$55.42
Total ReturnB	9.73%	1.73%	5.58%	10.23%	14.29%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$252	$232	$228	$217	$139
Portfolio turnover rateC	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	29.9	0.0
Fidelity Series Government Money Market Fund 1.04%	7.5	0.0
Fidelity Series Emerging Markets Fund	7.2	0.0
Fidelity Series International Value Fund	5.6	0.0
Fidelity Series International Growth Fund	5.6	0.0
Fidelity Series Growth & Income Fund	4.9	0.0
Fidelity Series Intrinsic Opportunities Fund	4.6	0.0
Fidelity Series Growth Company Fund	4.2	0.0
Fidelity Series Stock Selector Large Cap Value Fund	3.7	0.0
Fidelity Series Short-Term Credit Fund	3.2	0.0
	76.4	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.0%
International Equity Funds	19.7%
Bond Funds	35.7%
Short-Term Funds	10.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
Bond Funds	33.1%
Short-Term Funds	12.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2020 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 34.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,186	$51,511
Fidelity Series 1000 Value Index Fund (a)	5,096	62,931
Fidelity Series All-Sector Equity Fund (a)	7,380	96,829
Fidelity Series Blue Chip Growth Fund (a)	6,970	98,067
Fidelity Series Commodity Strategy Fund (a)(b)	18,443	96,456
Fidelity Series Growth & Income Fund (a)	14,886	226,413
Fidelity Series Growth Company Fund (a)	11,824	196,164
Fidelity Series Intrinsic Opportunities Fund (a)	12,431	215,054
Fidelity Series Opportunistic Insights Fund (a)	6,180	109,875
Fidelity Series Real Estate Equity Fund (a)	1,481	19,662
Fidelity Series Small Cap Discovery Fund (a)	2,471	28,987
Fidelity Series Small Cap Opportunities Fund (a)	6,066	87,465
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,019	169,772
Fidelity Series Value Discovery Fund (a)	8,953	119,608
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,490,703)		1,578,794

International Equity Funds - 19.7%
Fidelity Series Emerging Markets Fund (a)	16,579	331,585
Fidelity Series International Growth Fund (a)	16,647	258,866
Fidelity Series International Small Cap Fund (a)	3,402	59,541
Fidelity Series International Value Fund (a)	24,876	261,940
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $877,553)		911,932

Bond Funds - 35.7%
Fidelity Series Emerging Markets Debt Fund (a)	2,656	27,467
Fidelity Series Floating Rate High Income Fund (a)	1,202	11,471
Fidelity Series High Income Fund (a)	7,076	68,921
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,683	95,667
Fidelity Series International Credit Fund (a)(b)	232	2,318
Fidelity Series Investment Grade Bond Fund (a)	122,752	1,387,095
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,929	43,079
Fidelity Series Real Estate Income Fund (a)	1,919	21,759
TOTAL BOND FUNDS
(Cost $1,655,775)		1,657,777

Short-Term Funds - 10.7%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	349,035	349,035
Fidelity Series Short-Term Credit Fund (a)	14,678	146,777
TOTAL SHORT-TERM FUNDS
(Cost $495,811)		495,812
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,519,842)		4,644,315
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,581)
NET ASSETS - 100%		$4,641,734

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$444,172	$38,258	$529,996	$6,904	$--
Fidelity Advisor Mid Cap II Fund Class I	321,454	28,067	369,339	1,440	--
Fidelity Blue Chip Growth Fund	298,599	22,152	364,703	618	--
Fidelity Capital & Income Fund	131,164	7,621	146,962	4,307	--
Fidelity Equity-Income Fund	459,077	33,952	526,122	7,720	--
Fidelity Government Income Fund	275,744	38,090	303,496	3,671	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	293,134	40,059	333,193	1,049	--
Fidelity Large Cap Stock Fund	344,308	17,112	399,403	2,965	--
Fidelity Series 100 Index Fund	298,599	14,805	291,245	6,417	51,511
Fidelity Series 1000 Value Index Fund	--	66,530	5,521	--	62,931
Fidelity Series All-Sector Equity Fund	--	102,862	8,373	--	96,829
Fidelity Series Blue Chip Growth Fund	--	105,221	9,999	--	98,067
Fidelity Series Broad Market Opportunities Fund	528,138	197,103	614,095	2,467	--
Fidelity Series Commodity Strategy Fund	--	97,834	3,251	--	96,456
Fidelity Series Emerging Markets Debt Fund	--	28,604	1,026	293	27,467
Fidelity Series Emerging Markets Fund	--	332,178	21,226	--	331,585
Fidelity Series Floating Rate High Income Fund	--	11,887	427	91	11,471
Fidelity Series Government Money Market Fund 1.04%	--	361,775	12,741	561	349,035
Fidelity Series Growth & Income Fund	--	233,408	13,213	800	226,413
Fidelity Series Growth Company Fund	--	209,027	22,545	--	196,164
Fidelity Series High Income Fund	--	71,430	2,565	653	68,921
Fidelity Series Inflation-Protected Bond Index Fund	--	99,588	3,608	29	95,667
Fidelity Series International Credit Fund	--	2,318	--	--	2,318
Fidelity Series International Growth Fund	--	264,704	10,516	--	258,866
Fidelity Series International Small Cap Fund	--	60,396	3,001	--	59,541
Fidelity Series International Value Fund	--	264,704	10,578	--	261,940
Fidelity Series Intrinsic Opportunities Fund	--	210,362	1,680	--	215,054
Fidelity Series Investment Grade Bond Fund	--	1,435,916	51,189	5,801	1,387,095
Fidelity Series Long-Term Treasury Bond Index Fund	--	44,609	1,226	122	43,079
Fidelity Series Opportunistic Insights Fund	--	115,602	9,534	--	109,875
Fidelity Series Real Estate Equity Fund	--	21,300	2,084	67	19,662
Fidelity Series Real Estate Income Fund	--	22,411	804	234	21,759
Fidelity Series Short-Term Credit Fund	--	152,241	5,461	435	146,777
Fidelity Series Small Cap Discovery Fund	--	31,282	3,089	140	28,987
Fidelity Series Small Cap Opportunities Fund	45,709	54,803	19,267	217	87,465
Fidelity Series Stock Selector Large Cap Value Fund	--	179,301	14,515	--	169,772
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	252,685	137,238	1,193	119,608
Fidelity Short-Term Bond Fund	293,133	41,281	333,431	2,644	--
Fidelity Strategic Income Fund	131,164	9,968	143,674	3,483	--
Fidelity Strategic Real Return Fund	275,745	29,667	303,616	4,859	--
Fidelity Total Bond Fund	828,221	96,860	914,182	18,233	--
Total	$4,968,361	$5,447,973	$5,948,134	$77,413	$4,644,315

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $4,519,842) — See accompanying schedule		$4,644,315
Cash		2
Total assets		4,644,317
Liabilities
Accrued management fee	$2,422
Distribution and service plan fees payable	161
Total liabilities		2,583
Net Assets		$4,641,734
Net Assets consist of:
Paid in capital		$3,738,684
Undistributed net investment income		3,959
Accumulated undistributed net realized gain (loss) on investments		774,618
Net unrealized appreciation (depreciation) on investments		124,473
Net Assets		$4,641,734
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,016 ÷ 271.53 shares)		$62.67
Maximum offering price per share (100/94.25 of $62.67)		$66.49
Class M:
Net Asset Value and redemption price per share ($186,129 ÷ 2,972.62 shares)		$62.61
Maximum offering price per share (100/96.50 of $62.61)		$64.88
Class C:
Net Asset Value and offering price per share ($97,832 ÷ 1,573.83 shares)(a)		$62.16
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($4,314,319 ÷ 68,845.49 shares)		$62.67
Class I:
Net Asset Value, offering price and redemption price per share ($26,438 ÷ 421.85 shares)		$62.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$77,413
Expenses
Management fee	$4,877
Distribution and service plan fees	1,882
Independent trustees' fees and expenses	21
Total expenses before reductions	6,780
Expense reductions	(18)	6,762
Net investment income (loss)		70,651
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	613,091
Capital gain distributions from underlying funds	222,039
Total net realized gain (loss)		835,130
Change in net unrealized appreciation (depreciation) on underlying funds		(436,984)
Net gain (loss)		398,146
Net increase (decrease) in net assets resulting from operations		$468,797

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,651	$93,261
Net realized gain (loss)	835,130	62,002
Change in net unrealized appreciation (depreciation)	(436,984)	(142,555)
Net increase (decrease) in net assets resulting from operations	468,797	12,708
Distributions to shareholders from net investment income	(67,773)	(93,349)
Distributions to shareholders from net realized gain	(29,677)	(167,598)
Total distributions	(97,450)	(260,947)
Share transactions - net increase (decrease)	(697,811)	(1,464,806)
Total increase (decrease) in net assets	(326,464)	(1,713,045)
Net Assets
Beginning of period	4,968,198	6,681,243
End of period	$4,641,734	$4,968,198
Other Information
Undistributed net investment income end of period	$3,959	$1,081

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.57	$57.74	$54.44	$48.41
Income from Investment Operations
Net investment income (loss)A	.776	.774	.718	.738	.953
Net realized and unrealized gain (loss)	5.041	(.138)	2.463	4.763	6.186
Total from investment operations	5.817	.636	3.181	5.501	7.139
Distributions from net investment income	(.706)	(.766)	(.712)	(.688)	(.909)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(1.067)	(2.286)	(1.351)	(2.201)	(1.109)
Net asset value, end of period	$62.67	$57.92	$59.57	$57.74	$54.44
Total ReturnB,C	10.19%	1.27%	5.58%	10.39%	14.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.39%	1.22%	1.31%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$17	$62	$172	$178	$121
Portfolio turnover rateD	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.90	$59.56	$57.74	$54.44	$48.40
Income from Investment Operations
Net investment income (loss)A	.611	.635	.571	.599	.820
Net realized and unrealized gain (loss)	5.045	(.140)	2.456	4.761	6.201
Total from investment operations	5.656	.495	3.027	5.360	7.021
Distributions from net investment income	(.585)	(.635)	(.568)	(.547)	(.781)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(.946)	(2.155)	(1.207)	(2.060)	(.981)
Net asset value, end of period	$62.61	$57.90	$59.56	$57.74	$54.44
Total ReturnB,C	9.90%	1.02%	5.30%	10.11%	14.69%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.14%	.97%	1.07%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$186	$183	$191	$190	$135
Portfolio turnover rateD	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.58	$59.30	$57.56	$54.33	$48.37
Income from Investment Operations
Net investment income (loss)A	.312	.355	.276	.315	.561
Net realized and unrealized gain (loss)	5.021	(.151)	2.444	4.755	6.186
Total from investment operations	5.333	.204	2.720	5.070	6.747
Distributions from net investment income	(.392)	(.404)	(.341)	(.327)	(.587)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(.753)	(1.924)	(.980)	(1.840)	(.787)
Net asset value, end of period	$62.16	$57.58	$59.30	$57.56	$54.33
Total ReturnB,C	9.37%	.50%	4.77%	9.57%	14.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.64%	.47%	.56%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$98	$93	$104	$110	$84
Portfolio turnover rateD	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.909	.915	.865	.881	1.076
Net realized and unrealized gain (loss)	5.058	(.145)	2.464	4.759	6.200
Total from investment operations	5.967	.770	3.329	5.640	7.276
Distributions from net investment income	(.856)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(1.217)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB	10.47%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$4,314	$4,597	$6,181	$6,017	$1,942
Portfolio turnover rateC	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.909	.913	.865	.879	1.078
Net realized and unrealized gain (loss)	5.048	(.143)	2.464	4.761	6.198
Total from investment operations	5.957	.770	3.329	5.640	7.276
Distributions from net investment income	(.846)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(1.207)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB	10.45%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$26	$33	$34	$32	$29
Portfolio turnover rateC	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	29.1	0.0
Fidelity Series Emerging Markets Fund	7.5	0.0
Fidelity Series International Value Fund	6.1	0.0
Fidelity Series International Growth Fund	6.0	0.0
Fidelity Series Government Money Market Fund 1.04%	5.5	0.0
Fidelity Series Growth & Income Fund	5.3	0.0
Fidelity Series Intrinsic Opportunities Fund	5.2	0.0
Fidelity Series Growth Company Fund	4.6	0.0
Fidelity Series Stock Selector Large Cap Value Fund	4.0	0.0
Fidelity Series Value Discovery Fund	2.8	0.0
	76.1	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.9%
International Equity Funds	21.0%
Bond Funds	34.5%
Short-Term Funds	7.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
Bond Funds	32.4%
Short-Term Funds	9.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Managed Retirement 2025 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	17,556	$283,878
Fidelity Series 1000 Value Index Fund (a)	28,082	346,809
Fidelity Series All-Sector Equity Fund (a)	40,674	533,638
Fidelity Series Blue Chip Growth Fund (a)	38,414	540,491
Fidelity Series Commodity Strategy Fund (a)(b)	90,328	472,418
Fidelity Series Growth & Income Fund (a)	82,040	1,247,824
Fidelity Series Growth Company Fund (a)	64,727	1,073,827
Fidelity Series Intrinsic Opportunities Fund (a)	70,780	1,224,498
Fidelity Series Opportunistic Insights Fund (a)	33,650	598,299
Fidelity Series Real Estate Equity Fund (a)	8,189	108,752
Fidelity Series Small Cap Discovery Fund (a)	13,619	159,754
Fidelity Series Small Cap Opportunities Fund (a)	33,428	482,038
Fidelity Series Stock Selector Large Cap Value Fund (a)	71,752	935,649
Fidelity Series Value Discovery Fund (a)	49,339	659,173
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,199,217)		8,667,048

International Equity Funds - 21.0%
Fidelity Series Emerging Markets Fund (a)	88,043	1,760,859
Fidelity Series International Growth Fund (a)	90,727	1,410,808
Fidelity Series International Small Cap Fund (a)	18,542	324,488
Fidelity Series International Value Fund (a)	135,575	1,427,603
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,739,180)		4,923,758

Bond Funds - 34.5%
Fidelity Series Emerging Markets Debt Fund (a)	13,431	138,878
Fidelity Series Floating Rate High Income Fund (a)	6,078	57,981
Fidelity Series High Income Fund (a)	35,774	348,435
Fidelity Series Inflation-Protected Bond Index Fund (a)	38,502	380,397
Fidelity Series International Credit Fund (a)(b)	1,192	11,922
Fidelity Series Investment Grade Bond Fund (a)	606,234	6,850,449
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,102	219,389
Fidelity Series Real Estate Income Fund (a)	9,702	110,026
TOTAL BOND FUNDS
(Cost $8,107,039)		8,117,477

Short-Term Funds - 7.7%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	1,285,321	1,285,321
Fidelity Series Short-Term Credit Fund (a)	52,632	526,317
TOTAL SHORT-TERM FUNDS
(Cost $1,811,636)		1,811,638
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $22,857,072)		23,519,921
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,523)
NET ASSETS - 100%		$23,506,398

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$3,139,114	$303,103	$3,762,520	$49,044	$--
Fidelity Advisor Mid Cap II Fund Class I	1,973,325	195,102	2,290,235	8,870	--
Fidelity Blue Chip Growth Fund	1,832,373	152,496	2,246,284	3,859	--
Fidelity Capital & Income Fund	851,585	60,265	964,556	27,862	--
Fidelity Equity-Income Fund	2,819,036	253,312	3,275,936	47,660	--
Fidelity Government Income Fund	1,562,216	235,903	1,737,881	20,623	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	1,309,677	238,921	1,548,598	4,719	--
Fidelity Large Cap Stock Fund	2,114,277	134,400	2,483,120	18,394	--
Fidelity Series 100 Index Fund	1,832,373	118,935	1,844,548	39,431	283,878
Fidelity Series 1000 Value Index Fund	--	385,081	49,283	--	346,809
Fidelity Series All-Sector Equity Fund	--	592,624	72,371	--	533,638
Fidelity Series Blue Chip Growth Fund	--	607,628	83,465	--	540,491
Fidelity Series Broad Market Opportunities Fund	3,241,891	1,119,580	3,793,137	15,202	--
Fidelity Series Commodity Strategy Fund	--	499,292	35,553	--	472,418
Fidelity Series Emerging Markets Debt Fund	--	151,529	12,131	1,498	138,878
Fidelity Series Emerging Markets Fund	--	1,842,887	192,957	--	1,760,859
Fidelity Series Floating Rate High Income Fund	--	62,978	5,054	465	57,981
Fidelity Series Government Money Market Fund 1.04%	--	1,393,523	108,202	2,050	1,285,321
Fidelity Series Growth & Income Fund	--	1,336,161	123,830	4,388	1,247,824
Fidelity Series Growth Company Fund	--	1,205,253	186,530	--	1,073,827
Fidelity Series High Income Fund	--	378,418	30,327	3,339	348,435
Fidelity Series Inflation-Protected Bond Index Fund	--	415,202	33,562	115	380,397
Fidelity Series International Credit Fund	--	11,922	--	--	11,922
Fidelity Series International Growth Fund	--	1,510,317	126,029	--	1,410,808
Fidelity Series International Small Cap Fund	--	345,072	32,596	--	324,488
Fidelity Series International Value Fund	--	1,510,317	125,930	--	1,427,603
Fidelity Series Intrinsic Opportunities Fund	--	1,204,311	16,222	--	1,224,498
Fidelity Series Investment Grade Bond Fund	--	7,428,759	591,569	28,904	6,850,449
Fidelity Series Long-Term Treasury Bond Index Fund	--	226,917	6,209	610	219,389
Fidelity Series Opportunistic Insights Fund	--	667,640	90,970	--	598,299
Fidelity Series Real Estate Equity Fund	--	122,912	16,842	387	108,752
Fidelity Series Real Estate Income Fund	--	118,767	9,503	1,242	110,026
Fidelity Series Short-Term Credit Fund	--	572,792	46,450	1,583	526,317
Fidelity Series Small Cap Discovery Fund	--	180,841	25,718	803	159,754
Fidelity Series Small Cap Opportunities Fund	281,904	331,405	169,597	1,362	482,038
Fidelity Series Stock Selector Large Cap Value Fund	--	1,035,217	128,187	--	935,649
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	1,456,850	821,790	6,545	659,173
Fidelity Short-Term Bond Fund	1,309,677	244,469	1,549,470	11,964	--
Fidelity Strategic Income Fund	851,585	73,706	940,811	22,520	--
Fidelity Strategic Real Return Fund	1,562,216	186,051	1,738,405	27,630	--
Fidelity Total Bond Fund	4,683,712	627,937	5,245,626	102,640	--
Total	$29,364,961	$29,538,795	$36,562,004	$453,709	$23,519,921

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $22,857,072) — See accompanying schedule		$23,519,921
Receivable for investments sold		6,000
Total assets		23,525,921
Liabilities
Payable for fund shares redeemed	$6,000
Accrued management fee	13,016
Distribution and service plan fees payable	507
Total liabilities		19,523
Net Assets		$23,506,398
Net Assets consist of:
Paid in capital		$18,820,697
Undistributed net investment income		17,466
Accumulated undistributed net realized gain (loss) on investments		4,005,386
Net unrealized appreciation (depreciation) on investments		662,849
Net Assets		$23,506,398
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($592,178 ÷ 9,209.89 shares)		$64.30
Maximum offering price per share (100/94.25 of $64.30)		$68.22
Class M:
Net Asset Value and redemption price per share ($497,372 ÷ 7,734.63 shares)		$64.30
Maximum offering price per share (100/96.50 of $64.30)		$66.63
Class C:
Net Asset Value and offering price per share ($216,078 ÷ 3,386.21 shares)(a)		$63.81
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($22,122,035 ÷ 343,849.07 shares)		$64.34
Class I:
Net Asset Value, offering price and redemption price per share ($78,735 ÷ 1,223.87 shares)		$64.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$453,709
Expenses
Management fee	$26,294
Distribution and service plan fees	8,009
Independent trustees' fees and expenses	114
Total expenses before reductions	34,417
Expense reductions	(99)	34,318
Net investment income (loss)		419,391
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,342,953
Capital gain distributions from underlying funds	1,243,752
Total net realized gain (loss)		4,586,705
Change in net unrealized appreciation (depreciation) on underlying funds		(2,164,787)
Net gain (loss)		2,421,918
Net increase (decrease) in net assets resulting from operations		$2,841,309

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$419,391	$485,731
Net realized gain (loss)	4,586,705	286,914
Change in net unrealized appreciation (depreciation)	(2,164,787)	(732,245)
Net increase (decrease) in net assets resulting from operations	2,841,309	40,400
Distributions to shareholders from net investment income	(407,945)	(486,226)
Distributions to shareholders from net realized gain	(227,253)	(866,030)
Total distributions	(635,198)	(1,352,256)
Share transactions - net increase (decrease)	(8,063,965)	(5,332,017)
Total increase (decrease) in net assets	(5,857,854)	(6,643,873)
Net Assets
Beginning of period	29,364,252	36,008,125
End of period	$23,506,398	$29,364,252
Other Information
Undistributed net investment income end of period	$17,466	$6,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.20	$61.04	$59.16	$55.32	$48.66
Income from Investment Operations
Net investment income (loss)A	.800	.798	.756	.755	.977
Net realized and unrealized gain (loss)	5.517	(.292)	2.687	5.194	6.833
Total from investment operations	6.317	.506	3.443	5.949	7.810
Distributions from net investment income	(.749)	(.802)	(.750)	(.747)	(.973)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.217)	(2.346)	(1.563)	(2.109)	(1.150)
Net asset value, end of period	$64.30	$59.20	$61.04	$59.16	$55.32
Total ReturnB,C	10.85%	1.03%	5.90%	11.01%	16.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.35%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.35%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.40%	1.26%	1.30%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$592	$536	$636	$565	$70
Portfolio turnover rateD	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.05	$59.18	$55.33	$48.67
Income from Investment Operations
Net investment income (loss)A	.648	.655	.605	.605	.836
Net realized and unrealized gain (loss)	5.517	(.294)	2.677	5.216	6.839
Total from investment operations	6.165	.361	3.282	5.821	7.675
Distributions from net investment income	(.607)	(.657)	(.599)	(.609)	(.838)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.075)	(2.201)	(1.412)	(1.971)	(1.015)
Net asset value, end of period	$64.30	$59.21	$61.05	$59.18	$55.33
Total ReturnB,C	10.58%	.78%	5.62%	10.77%	15.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.07%	1.15%	1.01%	1.05%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$497	$479	$543	$482	$153
Portfolio turnover rateD	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.87	$60.79	$59.00	$55.21	$48.64
Income from Investment Operations
Net investment income (loss)A	.342	.368	.306	.317	.582
Net realized and unrealized gain (loss)	5.478	(.293)	2.673	5.194	6.821
Total from investment operations	5.820	.075	2.979	5.511	7.403
Distributions from net investment income	(.412)	(.451)	(.376)	(.359)	(.656)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(.880)	(1.995)	(1.189)	(1.721)	(.833)
Net asset value, end of period	$63.81	$58.87	$60.79	$59.00	$55.21
Total ReturnB,C	10.02%	.28%	5.11%	10.19%	15.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.00%	1.00%	1.00%	.99%F
Expenses net of fee waivers, if any	1.09%	1.00%	1.00%	1.00%	.99%F
Expenses net of all reductions	1.09%	1.00%	1.00%	1.00%	.99%F
Net investment income (loss)	.57%	.65%	.51%	.55%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$216	$498	$594	$366	$97
Portfolio turnover rateD	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.22	$61.06	$59.18	$55.32	$48.65
Income from Investment Operations
Net investment income (loss)A	.951	.941	.906	.896	1.099
Net realized and unrealized gain (loss)	5.523	(.293)	2.687	5.202	6.837
Total from investment operations	6.474	.648	3.593	6.098	7.936
Distributions from net investment income	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$64.34	$59.22	$61.06	$59.18	$55.32
Total ReturnB	11.13%	1.29%	6.17%	11.30%	16.57%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$22,122	$27,774	$34,087	$32,313	$13,862
Portfolio turnover rateC	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.06	$59.18	$55.31	$48.64
Income from Investment Operations
Net investment income (loss)A	.953	.943	.906	.897	1.095
Net realized and unrealized gain (loss)	5.521	(.305)	2.687	5.211	6.841
Total from investment operations	6.474	.638	3.593	6.108	7.936
Distributions from net investment income	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$64.33	$59.21	$61.06	$59.18	$55.31
Total ReturnB	11.14%	1.27%	6.17%	11.32%	16.57%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$79	$78	$148	$109	$30
Portfolio turnover rateC	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (formerly Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2038 Fund and Fidelity Income Replacement 2042 Fund respectively) (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Class A, Class M (formerly Class T), Class C, Managed Retirement Income Fund shares and Class I of each Fund are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Managed Retirement Income Fund	$11,210,372	$139,723	$(2,442)	$137,281
Fidelity Managed Retirement 2005 Fund	10,022,722	141,647	(2,031)	139,616
Fidelity Managed Retirement 2010 Fund	11,232,698	218,722	(2,229)	216,493
Fidelity Managed Retirement 2015 Fund	5,471,972	138,554	(931)	137,623
Fidelity Managed Retirement 2020 Fund	4,521,517	123,519	(721)	122,798
Fidelity Managed Retirement 2025 Fund	22,860,213	662,865	(3,157)	659,708

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Managed Retirement Income Fund	$13,919	$651,312	$–	$137,281
Fidelity Managed Retirement 2005 Fund	22,005	719,059	(19,886)	139,616
Fidelity Managed Retirement 2010 Fund	12,285	1,404,891	–	216,493
Fidelity Managed Retirement 2015 Fund	5,290	993,820	–	137,623
Fidelity Managed Retirement 2020 Fund	3,960	776,294	–	122,798
Fidelity Managed Retirement 2025 Fund	17,466	4,008,528	–	659,708

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	Total with expiration
Fidelity Managed Retirement 2005 Fund	$(19,886)	$(19,886)

The tax character of distributions paid was as follows:

July 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$199,690	$–	$199,690
Fidelity Managed Retirement 2005 Fund	150,243	36,795	187,038
Fidelity Managed Retirement 2010 Fund	208,005	92,530	300,535
Fidelity Managed Retirement 2015 Fund	106,333	18,376	124,709
Fidelity Managed Retirement 2020 Fund	73,942	23,508	97,450
Fidelity Managed Retirement 2025 Fund	446,373	188,825	635,198

July 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$234,727	$–	$234,727
Fidelity Managed Retirement 2005 Fund	133,283	72,101	205,384
Fidelity Managed Retirement 2010 Fund	260,286	376,380	636,666
Fidelity Managed Retirement 2015 Fund	151,092	250,458	401,550
Fidelity Managed Retirement 2020 Fund	98,205	162,742	260,947
Fidelity Managed Retirement 2025 Fund	510,624	841,632	1,352,256

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Managed Retirement Income Fund	14,254,612	16,825,746
Fidelity Managed Retirement 2005 Fund	15,098,886	13,533,973
Fidelity Managed Retirement 2010 Fund	15,447,238	18,552,097
Fidelity Managed Retirement 2015 Fund	7,150,276	9,493,949
Fidelity Managed Retirement 2020 Fund	5,447,973	5,948,134
Fidelity Managed Retirement 2025 Fund	29,538,795	36,562,004

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.465%
Fidelity Managed Retirement 2005 Fund	.499%
Fidelity Managed Retirement 2010 Fund	.542%
Fidelity Managed Retirement 2015 Fund	.584%
Fidelity Managed Retirement 2020 Fund	.627%
Fidelity Managed Retirement 2025 Fund	.661%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$728	$7
Class M	.25%	.25%	418	4
Class C	.75%	.25%	561	8
			$1,707	$19
Fidelity Managed Retirement 2005 Fund
Class A	-%	.25%	$1,320	$10
Class M	.25%	.25%	1,500	42
Class C	.75%	.25%	2,543	426
			$5,363	$478
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$337	$3
Class M	.25%	.25%	82	38
Class C	.75%	.25%	1,857	208
			$2,276	$249
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$696	$25
Class M	.25%	.25%	252	120
Class C	.75%	.25%	1,484	127
			$2,432	$272
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$28	$3
Class M	.25%	.25%	918	38
Class C	.75%	.25%	936	17
			$1,882	$58
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$1,394	$3
Class M	.25%	.25%	2,424	36
Class C	.75%	.25%	4,191	126
			$8,009	$165

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following Funds were in reimbursement during the period:

Reimbursement(a)
Fidelity Managed Retirement Income Fund	$47
Fidelity Managed Retirement 2005 Fund	35
Fidelity Managed Retirement 2010 Fund	48
Fidelity Managed Retirement 2015 Fund	26
Fidelity Managed Retirement 2020 Fund	18
Fidelity Managed Retirement 2025 Fund	99

 (a) Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
Fidelity Managed Retirement Income Fund
From net investment income
Class A	$3,521	$4,847
Class M	806	938
Class C	301	337
Fidelity Managed Retirement Income	178,749	214,082
Class I	1,384	1,666
Total	$184,761	$221,870
From net realized gain
Class A	$331	$375
Class M	97	78
Class C	66	52
Fidelity Managed Retirement Income	14,332	12,274
Class I	103	78
Total	$14,929	$12,857
Fidelity Managed Retirement 2005 Fund
From net investment income
Class A	$6,520	$8,571
Class M	2,936	3,397
Class C	1,437	1,628
Fidelity Managed Retirement 2005	127,393	112,093
Class I	446	478
Total	$138,732	$126,167
From net realized gain
Class A	$3,090	$7,102
Class M	1,636	3,213
Class C	1,365	1,456
Fidelity Managed Retirement 2005	42,050	67,136
Class I	165	310
Total	$48,306	$79,217
Fidelity Managed Retirement 2010 Fund
From net investment income
Class A	$1,685	$3,026
Class M	165	213
Class C	1,227	2,244
Fidelity Managed Retirement 2010	189,217	242,309
Class I	463	491
Total	$192,757	$248,283
From net realized gain
Class A	$1,079	$6,194
Class M	126	482
Class C	1,579	7,690
Fidelity Managed Retirement 2010	104,750	373,301
Class I	244	716
Total	$107,778	$388,383
Fidelity Managed Retirement 2015 Fund
From net investment income
Class A	$3,411	$3,762
Class M	370	1,059
Class C	954	1,019
Fidelity Managed Retirement 2015	89,768	133,102
Class I	3,502	3,598
Total	$98,005	$142,540
From net realized gain
Class A	$1,036	$7,727
Class M	157	2,643
Class C	553	3,553
Fidelity Managed Retirement 2015	24,070	239,145
Class I	888	5,942
Total	$26,704	$259,010
Fidelity Managed Retirement 2020 Fund
From net investment income
Class A	$84	$2,058
Class M	1,827	2,046
Class C	616	658
Fidelity Managed Retirement 2020	64,760	88,056
Class I	486	531
Total	$67,773	$93,349
From net realized gain
Class A	$39	$4,456
Class M	1,133	4,851
Class C	573	2,624
Fidelity Managed Retirement 2020	27,725	154,785
Class I	207	882
Total	$29,677	$167,598
Fidelity Managed Retirement 2025 Fund
From net investment income
Class A	$6,851	$7,358
Class M	4,888	5,372
Class C	3,052	3,593
Fidelity Managed Retirement 2025	392,080	468,262
Class I	1,074	1,641
Total	$407,945	$486,226
From net realized gain
Class A	$4,246	$15,912
Class M	3,780	12,399
Class C	3,773	10,559
Fidelity Managed Retirement 2025	214,892	824,194
Class I	562	2,966
Total	$227,253	$866,030

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Fidelity Managed Retirement Income Fund
Class A
Reinvestment of distributions	57	78	$3,382	$4,469
Shares redeemed	(312)	(2,485)	(18,706)	(138,398)
Net increase (decrease)	(255)	(2,407)	$(15,324)	$(133,929)
Class M
Reinvestment of distributions	15	18	$903	$1,017
Shares redeemed	(134)	(90)	(7,936)	(5,200)
Net increase (decrease)	(119)	(72)	$(7,033)	$(4,183)
Class C
Reinvestment of distributions	4	4	$212	$206
Shares redeemed	(129)	(46)	(7,652)	(2,674)
Net increase (decrease)	(125)	(42)	$(7,440)	$(2,468)
Fidelity Managed Retirement Income
Shares sold	13,088	51,218	$771,337	$2,896,526
Reinvestment of distributions	2,091	2,543	123,783	145,507
Shares redeemed	(61,841)	(72,020)	(3,685,675)	(4,099,618)
Net increase (decrease)	(46,662)	(18,259)	$(2,790,555)	$(1,057,585)
Class I
Shares sold	–	685	$–	$37,829
Reinvestment of distributions	25	30	1,487	1,744
Shares redeemed	(709)	(19)	(41,908)	(1,106)
Net increase (decrease)	(684)	696	$(40,421)	$38,467
Fidelity Managed Retirement 2005 Fund
Class A
Reinvestment of distributions	146	254	$8,821	$14,755
Shares redeemed	(4,391)	(2,683)	(273,579)	(151,495)
Net increase (decrease)	(4,245)	(2,429)	$(264,758)	$(136,740)
Class M
Shares sold	–	100	$–	$5,894
Reinvestment of distributions	76	114	4,571	6,610
Shares redeemed	(491)	(516)	(30,000)	(30,000)
Net increase (decrease)	(415)	(302)	$(25,429)	$(17,496)
Class C
Shares sold	–	2,995	$–	$174,801
Reinvestment of distributions	47	53	2,802	3,084
Shares redeemed	(188)	(296)	(11,737)	(17,012)
Net increase (decrease)	(141)	2,752	$(8,935)	$160,873
Fidelity Managed Retirement 2005
Shares sold	60,758	55,773	$3,652,284	$3,236,571
Reinvestment of distributions	1,871	2,321	113,299	134,899
Shares redeemed	(36,512)	(40,225)	(2,242,724)	(2,349,933)
Net increase (decrease)	26,117	17,869	$1,522,859	$1,021,537
Class I
Reinvestment of distributions	10	14	$611	$787
Shares redeemed	–	(27)	–	(1,478)
Net increase (decrease)	10	(13)	$611	$(691)
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	–	55	$–	$3,199
Reinvestment of distributions	30	113	1,831	6,525
Shares redeemed	(496)	(2,218)	(29,871)	(127,398)
Net increase (decrease)	(466)	(2,050)	$(28,040)	$(117,674)
Class M
Shares sold	–	34	$–	$2,000
Reinvestment of distributions	5	12	289	694
Shares redeemed	–	(129)	–	(7,200)
Net increase (decrease)	5	(83)	$289	$(4,506)
Class C
Shares sold	9	1,610	$538	$92,155
Reinvestment of distributions	38	162	2,266	9,314
Shares redeemed	(1,542)	(4,087)	(96,370)	(232,547)
Net increase (decrease)	(1,495)	(2,315)	$(93,566)	$(131,078)
Fidelity Managed Retirement 2010
Shares sold	10,502	22,765	$634,856	$1,310,359
Reinvestment of distributions	3,546	8,985	213,604	519,663
Shares redeemed	(69,721)	(80,152)	(4,300,768)	(4,631,240)
Net increase (decrease)	(55,673)	(48,402)	$(3,452,308)	$(2,801,218)
Class I
Reinvestment of distributions	12	21	$707	$1,208
Shares redeemed	–	(27)	–	(1,496)
Net increase (decrease)	12	(6)	$707	$(288)
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	3,337	–	$204,257	$–
Reinvestment of distributions	29	61	1,777	3,517
Shares redeemed	(3,574)	(264)	(218,329)	(15,261)
Net increase (decrease)	(208)	(203)	$(12,295)	$(11,744)
Class M
Shares sold	–	2,372	$–	$132,706
Reinvestment of distributions	9	64	527	3,703
Shares redeemed	(1,201)	(2,511)	(72,678)	(138,710)
Net increase (decrease)	(1,192)	(75)	$(72,151)	$(2,301)
Class C
Shares sold	–	435	$–	$25,000
Reinvestment of distributions	25	80	1,507	4,572
Shares redeemed	–	(262)	–	(14,590)
Net increase (decrease)	25	253	$1,507	$14,982
Fidelity Managed Retirement 2015
Shares sold	1,825	19,850	$109,468	$1,163,917
Reinvestment of distributions	1,170	5,159	70,768	296,849
Shares redeemed	(44,125)	(48,419)	(2,707,652)	(2,795,141)
Net increase (decrease)	(41,130)	(23,410)	$(2,527,416)	$(1,334,375)
Class I
Shares sold	–	570	$–	$30,763
Reinvestment of distributions	72	166	4,390	9,540
Shares redeemed	(41)	(566)	(2,493)	(31,395)
Net increase (decrease)	31	170	$1,897	$8,908
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	161	141	$10,000	$7,909
Reinvestment of distributions	1	115	85	6,415
Shares redeemed	(968)	(2,057)	(56,479)	(114,735)
Net increase (decrease)	(806)	(1,801)	$(46,394)	$(100,411)
Class M
Reinvestment of distributions	35	103	$2,012	$5,729
Shares redeemed	(226)	(140)	(13,512)	(7,817)
Net increase (decrease)	(191)	(37)	$(11,500)	$(2,088)
Class C
Reinvestment of distributions	21	59	$1,189	$3,281
Shares redeemed	(59)	(200)	(3,382)	(11,180)
Net increase (decrease)	(38)	(141)	$(2,193)	$(7,899)
Fidelity Managed Retirement 2020
Shares sold	1,316	4,366	$76,478	$246,487
Reinvestment of distributions	1,312	3,916	76,684	218,216
Shares redeemed	(13,144)	(32,653)	(781,579)	(1,818,911)
Net increase (decrease)	(10,516)	(24,371)	$(628,417)	$(1,354,208)
Class I
Reinvestment of distributions	12	25	$693	$1,412
Shares redeemed	(162)	(31)	(10,000)	(1,612)
Net increase (decrease)	(150)	(6)	$(9,307)	$(200)
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	–	48	$–	$2,788
Reinvestment of distributions	186	406	11,058	23,116
Shares redeemed	(22)	(1,820)	(1,353)	(105,363)
Net increase (decrease)	164	(1,366)	$9,705	$(79,459)
Class M
Shares sold	–	7	$–	$406
Reinvestment of distributions	110	266	6,489	15,110
Shares redeemed	(470)	(1,080)	(28,648)	(62,622)
Net increase (decrease)	(360)	(807)	$(22,159)	$(47,106)
Class C
Shares sold	–	5,320	$–	$289,821
Reinvestment of distributions	96	230	5,616	13,021
Shares redeemed	(5,171)	(6,862)	(320,334)	(385,276)
Net increase (decrease)	(5,075)	(1,312)	$(314,718)	$(82,434)
Fidelity Managed Retirement 2025
Shares sold	17,285	76,280	$1,029,554	$4,335,174
Reinvestment of distributions	7,350	18,992	436,774	1,080,834
Shares redeemed	(149,785)	(184,484)	(9,197,756)	(10,474,890)
Net increase (decrease)	(125,150)	(89,212)	$(7,731,428)	$(5,058,882)
Class I
Reinvestment of distributions	27	81	$1,635	$4,598
Shares redeemed	(117)	(1,198)	(7,000)	(68,734)
Net increase (decrease)	(90)	(1,117)	$(5,365)	$(64,136)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund (formerly Fidelity Income Replacement 2022 Fund), Fidelity Managed Retirement 2005 Fund (formerly Fidelity Income Replacement 2026 Fund), Fidelity Managed Retirement 2010 Fund (formerly Fidelity Income Replacement 2030 Fund), Fidelity Managed Retirement 2015 Fund (formerly Fidelity Income Replacement 2034 Fund), Fidelity Managed Retirement 2020 Fund (formerly Fidelity Income Replacement 2038 Fund) and Fidelity Managed Retirement 2025 Fund (formerly Fidelity Income Replacement 2042 Fund):

We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the Funds), each a fund of the Fidelity Income Fund, including the schedules of investments, as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Fidelity Managed Retirement Income Fund
Class A	.39%
Actual		$1,000.00	$1,034.70	$1.97**
Hypothetical-C		$1,000.00	$1,022.86	$1.96**
Class M	.64%
Actual		$1,000.00	$1,033.40	$3.23**
Hypothetical-C		$1,000.00	$1,021.62	$3.21**
Class C	1.14%
Actual		$1,000.00	$1,030.90	$5.74**
Hypothetical-C		$1,000.00	$1,019.14	$5.71**
Fidelity Managed Retirement Income	.15%
Actual		$1,000.00	$1,035.90	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Class I	.15%
Actual		$1,000.00	$1,036.10	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Fidelity Managed Retirement 2005 Fund
Class A	.44%
Actual		$1,000.00	$1,046.00	$2.23**
Hypothetical-C		$1,000.00	$1,022.61	$2.21**
Class M	.67%
Actual		$1,000.00	$1,044.70	$3.40**
Hypothetical-C		$1,000.00	$1,021.47	$3.36**
Class C	1.17%
Actual		$1,000.00	$1,042.00	$5.92**
Hypothetical-C		$1,000.00	$1,018.99	$5.86**
Fidelity Managed Retirement 2005	.16%
Actual		$1,000.00	$1,047.40	$.81**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Class I	.17%
Actual		$1,000.00	$1,047.20	$.86**
Hypothetical-C		$1,000.00	$1,023.95	$.85**
Fidelity Managed Retirement 2010 Fund
Class A	.42%
Actual		$1,000.00	$1,054.40	$2.14**
Hypothetical-C		$1,000.00	$1,022.71	$2.11**
Class M	.67%
Actual		$1,000.00	$1,053.20	$3.41**
Hypothetical-C		$1,000.00	$1,021.47	$3.36**
Class C	1.18%
Actual		$1,000.00	$1,050.60	$6.00**
Hypothetical-C		$1,000.00	$1,018.94	$5.91**
Fidelity Managed Retirement 2010	.17%
Actual		$1,000.00	$1,055.60	$.87**
Hypothetical-C		$1,000.00	$1,023.95	$.85**
Class I	.16%
Actual		$1,000.00	$1,055.70	$.82**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Fidelity Managed Retirement 2015 Fund
Class A	.42%
Actual		$1,000.00	$1,060.70	$2.15**
Hypothetical-C		$1,000.00	$1,022.71	$2.11**
Class M	.86%
Actual		$1,000.00	$1,059.70	$4.39**
Hypothetical-C		$1,000.00	$1,020.53	$4.31**
Class C	1.16%
Actual		$1,000.00	$1,056.60	$5.92**
Hypothetical-C		$1,000.00	$1,019.04	$5.81**
Fidelity Managed Retirement 2015	.18%
Actual		$1,000.00	$1,061.80	$.92**
Hypothetical-C		$1,000.00	$1,023.90	$.90**
Class I	.16%
Actual		$1,000.00	$1,062.00	$.82**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Fidelity Managed Retirement 2020 Fund
Class A	.52%
Actual		$1,000.00	$1,066.00	$2.66**
Hypothetical-C		$1,000.00	$1,022.22	$2.61**
Class M	.70%
Actual		$1,000.00	$1,064.50	$3.58**
Hypothetical-C		$1,000.00	$1,021.32	$3.51**
Class C	1.20%
Actual		$1,000.00	$1,061.90	$6.13**
Hypothetical-C		$1,000.00	$1,018.84	$6.01**
Fidelity Managed Retirement 2020	.21%
Actual		$1,000.00	$1,067.40	$1.08**
Hypothetical-C		$1,000.00	$1,023.75	$1.05**
Class I	.21%
Actual		$1,000.00	$1,067.20	$1.08**
Hypothetical-C		$1,000.00	$1,023.75	$1.05**
Fidelity Managed Retirement 2025 Fund
Class A	.44%
Actual		$1,000.00	$1,070.80	$2.26**
Hypothetical-C		$1,000.00	$1,022.61	$2.21**
Class M	.69%
Actual		$1,000.00	$1,069.30	$3.54**
Hypothetical-C		$1,000.00	$1,021.37	$3.46**
Class C	1.22%
Actual		$1,000.00	$1,066.70	$6.25**
Hypothetical-C		$1,000.00	$1,018.74	$6.11**
Fidelity Managed Retirement 2025	.20%
Actual		$1,000.00	$1,072.10	$1.03**
Hypothetical-C		$1,000.00	$1,023.80	$1.00**
Class I	.19%
Actual		$1,000.00	$1,072.00	$.98**
Hypothetical-C		$1,000.00	$1,023.85	$.95**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

**If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Managed Retirement Income Fund
Class A	.72%
Actual		$3.63
Hypothetical-(b)		$3.61
Class M	.97%
Actual		$4.89
Hypothetical-(b)		$4.86
Class C	1.47%
Actual		$7.40
Hypothetical-(b)		$7.35
Fidelity Managed Retirement Income	.47%
Actual		$2.37
Hypothetical-(b)		$2.36
Class I	.47%
Actual		$2.37
Hypothetical-(b)		$2.36
Fidelity Managed Retirement 2005 Fund
Class A	.75%
Actual		$3.80
Hypothetical-(b)		$3.76
Class M	1.00%
Actual		$5.07
Hypothetical-(b)		$5.01
Class C	1.50%
Actual		$7.59
Hypothetical-(b)		$7.50
Fidelity Managed Retirement 2005	.50%
Actual		$2.54
Hypothetical-(b)		$2.51
Class I	.50%
Actual		$2.54
Hypothetical-(b)		$2.51
Fidelity Managed Retirement 2010 Fund
Class A	.79%
Actual		$4.02
Hypothetical-(b)		$3.96
Class M	1.04%
Actual		$5.29
Hypothetical-(b)		$5.21
Class C	1.54%
Actual		$7.82
Hypothetical-(b)		$7.70
Fidelity Managed Retirement 2010	.54%
Actual		$2.75
Hypothetical-(b)		$2.71
Class I	.54%
Actual		$2.75
Hypothetical-(b)		$2.71
Fidelity Managed Retirement 2015 Fund
Class A	.83%
Actual		$4.24
Hypothetical-(b)		$4.16
Class M	1.08%
Actual		$5.51
Hypothetical-(b)		$5.41
Class C	1.58%
Actual		$8.05
Hypothetical-(b)		$7.90
Fidelity Managed Retirement 2015	.58%
Actual		$2.96
Hypothetical-(b)		$2.91
Class I	.58%
Actual		$2.96
Hypothetical-(b)		$2.91
Fidelity Managed Retirement 2020 Fund
Class A	.88%
Actual		$4.50
Hypothetical-(b)		$4.41
Class M	1.13%
Actual		$5.78
Hypothetical-(b)		$5.66
Class C	1.63%
Actual		$8.32
Hypothetical-(b)		$8.15
Fidelity Managed Retirement 2020	.63%
Actual		$3.23
Hypothetical-(b)		$3.16
Class I	.63%
Actual		$3.23
Hypothetical-(b)		$3.16
Fidelity Managed Retirement 2025 Fund
Class A	.91%
Actual		$4.67
Hypothetical-(b)		$4.56
Class M	1.16%
Actual		$5.95
Hypothetical-(b)		$5.81
Class C	1.66%
Actual		$8.50
Hypothetical-(b)		$8.30
Fidelity Managed Retirement 2025	.66%
Actual		$3.39
Hypothetical-(b)		$3.31
Class I	.66%
Actual		$3.39
Hypothetical-(b)		$3.31

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Managed Retirement Income Fund
Class A	09/18/17	09/15/17	$3.571
Class M	09/18/17	09/15/17	$3.571
Class C	09/18/17	09/15/17	$3.571
Managed Retirement Income	09/18/17	09/15/17	$3.571
Class I	09/18/17	09/15/17	$3.571
Fidelity Managed Retirement 2005 Fund
Class A	09/18/17	09/15/17	$5.011
Class M	09/18/17	09/15/17	$5.011
Class C	09/18/17	09/15/17	$5.011
Managed Retirement 2005	09/18/17	09/15/17	$5.011
Class I	09/18/17	09/15/17	$5.011
Fidelity Managed Retirement 2010 Fund
Class A	09/18/17	09/15/17	$7.869
Class M	09/18/17	09/15/17	$7.869
Class C	09/18/17	09/15/17	$7.869
Managed Retirement 2010	09/18/17	09/15/17	$7.869
Class I	09/18/17	09/15/17	$7.869
Fidelity Managed Retirement 2015 Fund
Class A	09/18/17	09/15/17	$11.455
Class M	09/18/17	09/15/17	$11.455
Class C	09/18/17	09/15/17	$11.455
Managed Retirement 2015	09/18/17	09/15/17	$11.455
Class I	09/18/17	09/15/17	$11.455
Fidelity Managed Retirement 2020 Fund
Class A	09/18/17	09/15/17	$11.560
Class M	09/18/17	09/15/17	$11.560
Class C	09/18/17	09/15/17	$11.560
Managed Retirement 2020	09/18/17	09/15/17	$11.560
Class I	09/18/17	09/15/17	$11.560
Fidelity Managed Retirement 2025 Fund
Class A	09/18/17	09/15/17	$11.751
Class M	09/18/17	09/15/17	$11.751
Class C	09/18/17	09/15/17	$11.751
Managed Retirement 2025	09/18/17	09/15/17	$11.751
Class I	09/18/17	09/15/17	$11.751

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement Income Fund	$701,885
Fidelity Managed Retirement 2005 Fund	$719,060
Fidelity Managed Retirement 2010 Fund	$1,628,072
Fidelity Managed Retirement 2015 Fund	$1,101,697
Fidelity Managed Retirement 2020 Fund	$788,150
Fidelity Managed Retirement 2025 Fund	$4,264,071

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Managed Retirement Income Fund
Class A	6.57%
Class M	6.57%
Class C	6.57%
Managed Retirement Income	6.57%
Class I	6.57%
Fidelity Managed Retirement 2005 Fund
Class A	3.97%
Class M	3.97%
Class C	3.97%
Managed Retirement 2005	3.97%
Class I	3.97%
Fidelity Managed Retirement 2010 Fund
Class A	3.14%
Class M	3.14%
Class C	3.14%
Managed Retirement 2010	3.14%
Class I	3.14%
Fidelity Managed Retirement 2015 Fund
Class A	2.82%
Class M	2.82%
Class C	2.82%
Managed Retirement 2015	2.82%
Class I	2.82%
Fidelity Managed Retirement 2020 Fund
Class A	2.45%
Class M	2.45%
Class C	2.45%
Managed Retirement 2020	2.45%
Class I	2.45%
Fidelity Managed Retirement 2025 Fund
Class A	2.29%
Class M	2.29%
Class C	2.29%
Managed Retirement 2025	2.29%
Class I	2.29%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Managed Retirement Income Fund
August, 2016	23%	34%	100%	18%	18%
September, 2016	33%	49%	100%	26%	26%
October, 2016	29%	34%	50%	26%	26%
November, 2016	34%	52%	0%	26%	26%
December, 2016 (ex-date 12/16/16)	26%	26%	26%	26%	26%
December, 2016 (ex-date 12/29/16)	28%	30%	34%	26%	26%
January, 2017	22%	29%	100%	17%	17%
February, 2017	24%	38%	0%	17%	17%
March, 2017	22%	30%	100%	17%	17%
April, 2017	20%	24%	47%	17%	17%
June, 2017	22%	31%	100%	17%	17%
July, 2017	21%	29%	94%	17%	17%
Fidelity Managed Retirement 2005 Fund
August, 2016	36%	57%	0%	26%	26%
September, 2016	50%	73%	100%	38%	38%
October, 2016	44%	51%	75%	39%	39%
November, 2016	55%	99%	0%	38%	38%
December, 2016 (ex-date 12/16/16)	40%	40%	40%	40%	40%
December, 2016 (ex-date 12/29/16)	41%	43%	49%	39%	39%
January, 2017	35%	72%	0%	27%	27%
February, 2017	38%	68%	0%	27%	27%
March, 2017	35%	53%	100%	27%	27%
April, 2017	32%	39%	70%	27%	27%
June, 2017	37%	52%	100%	27%	27%
July, 2017	36%	51%	100%	27%	26%
Fidelity Managed Retirement 2010 Fund
August, 2016	42%	45%	0%	30%	30%
September, 2016	58%	100%	0%	44%	44%
October, 2016	50%	56%	86%	44%	44%
November, 2016	63%	100%	0%	44%	44%
December, 2016 (ex-date 12/16/16)	44%	44%	44%	44%	44%
December, 2016 (ex-date 12/29/16)	46%	49%	54%	44%	44%
January, 2017	49%	61%	0%	36%	36%
February, 2017	51%	91%	0%	36%	36%
March, 2017	49%	84%	0%	36%	36%
April, 2017	42%	53%	100%	35%	35%
June, 2017	50%	72%	0%	36%	36%
July, 2017	45%	85%	0%	36%	34%
Fidelity Managed Retirement 2015 Fund
August, 2016	46%	78%	0%	32%	32%
September, 2016	64%	99%	0%	47%	47%
October, 2016	53%	62%	91%	47%	47%
November, 2016	68%	100%	0%	47%	47%
December, 2016 (ex-date 12/16/16)	48%	48%	48%	48%	48%
December, 2016 (ex-date 12/29/16)	49%	73%	57%	47%	47%
January, 2017	61%	27%	0%	44%	44%
February, 2017	67%	100%	0%	43%	43%
March, 2017	59%	85%	0%	44%	44%
April, 2017	52%	66%	100%	43%	43%
June, 2017	62%	100%	0%	43%	43%
July, 2017	63%	91%	0%	43%	42%
Fidelity Managed Retirement 2020 Fund
August, 2016	0%	80%	0%	34%	34%
September, 2016	87%	100%	0%	50%	50%
October, 2016	55%	67%	100%	50%	50%
November, 2016	100%	100%	0%	50%	50%
December, 2016 (ex-date 12/16/16)	51%	51%	51%	51%	51%
December, 2016 (ex-date 12/29/16)	51%	55%	60%	50%	50%
January, 2017	69%	100%	0%	49%	49%
February, 2017	100%	100%	0%	50%	50%
March, 2017	62%	100%	0%	49%	49%
April, 2017	56%	75%	100%	49%	49%
June, 2017	85%	100%	0%	50%	50%
July, 2017	36%	100%	0%	50%	76%
Fidelity Managed Retirement 2025 Fund
August, 2016	52%	97%	0%	36%	36%
September, 2016	71%	100%	0%	52%	52%
October, 2016	60%	70%	100%	52%	52%
November, 2016	79%	100%	0%	52%	52%
December, 2016 (ex-date 12/16/16)	53%	53%	53%	53%	53%
December, 2016 (ex-date 12/29/16)	55%	56%	62%	52%	52%
January, 2017	77%	100%	0%	52%	52%
February, 2017	82%	100%	0%	52%	52%
March, 2017	72%	100%	0%	52%	52%
April, 2017	62%	79%	100%	52%	52%
June, 2017	74%	100%	0%	51%	51%
July, 2017	78%	100%	0%	52%	52%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 19, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

For Fidelity Managed Retirement Income Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	8,853,909.08	97.901
Against	189,847.86	2.099
Abstain	0.00	0.000
TOTAL	9,043,756.94	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2005 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	8,562,900.46	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	8,562,900.46	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2010 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	9,956,905.54	96.681
Against	0.00	0.000
Abstain	341,844.58	3.319
TOTAL	10,298,750.12	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2015 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	3,829,848.50	89.458
Against	451,335.22	10.542
Abstain	0.00	0.000
TOTAL	4,281,183.72	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2020 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	3,273,755.20	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	3,273,755.20	100.000

PROPOSAL 1

For Fidelity Managed Retirement 2025 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	20,112,539.87	91.293
Against	1,804,618.56	8.191
Abstain	113,736.31	0.516
TOTAL	22,030,894.74	100.000

PROPOSAL 2

For Fidelity Managed Retirement Income Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	8,923,230.02	98.668
Against	120,526.92	1.332
Abstain	0.00	0.000
TOTAL	9,043,756.94	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2005 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	8,562,900.46	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	8,562,900.46	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2010 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	9,956,905.54	96.681
Against	0.00	0.000
Abstain	341,844.58	3.319
TOTAL	10,298,750.12	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2015 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,829,848.50	89.458
Against	451,335.22	10.542
Abstain	0.00	0.000
TOTAL	4,281,183.72	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2020 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,273,755.20	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	3,273,755.20	100.000

PROPOSAL 2

For Fidelity Managed Retirement 2025 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	18,535,016.91	84.132
Against	1,804,618.56	8.192
Abstain	1,691,259.27	7.676
TOTAL	22,030,894.74	100.000

MRI-ANN-0917
1.9881729.100

Fidelity Advisor Simplicity RMD Income Fund℠ (formerly Fidelity Advisor Income Replacement 2024 Fund℠)

Fidelity Advisor Simplicity RMD 2005 Fund℠ (formerly Fidelity Advisor Income Replacement 2028 Fund℠)

Fidelity Advisor Simplicity RMD 2010 Fund℠ (formerly Fidelity Advisor Income Replacement 2032 Fund℠)

Fidelity Advisor Simplicity RMD 2015 Fund℠ (formerly Fidelity Advisor Income Replacement 2036 Fund℠)

Fidelity Advisor Simplicity RMD 2020 Fund℠ (formerly Fidelity Advisor Income Replacement 2040 Fund℠)

Class A, Class M (formerly Class T), Class C and Class I

Annual Report

July 31, 2017

Each Class A, Class M, Class C and Class I are classes of Fidelity Simplicity RMD Funds℠

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Simplicity RMD 2005 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(0.11)%	4.95%	3.86%
Class M (incl. 3.50% sales charge)	2.03%	5.18%	3.85%
Class C (incl. contingent deferred sales charge)	4.20%	5.41%	3.70%
Class I	6.25%	6.47%	4.74%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD Income Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,566	Fidelity Advisor Simplicity RMD Income Fund℠ - Class A
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Simplicity RMD 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	1.57%	5.89%	4.23%
Class M (incl. 3.50% sales charge)	3.74%	6.12%	4.22%
Class C (incl. contingent deferred sales charge)	5.97%	6.35%	4.08%
Class I	8.05%	7.42%	5.12%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD 2005 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,092	Fidelity Advisor Simplicity RMD 2005 Fund℠ - Class A
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Simplicity RMD 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	2.67%	6.46%	4.44%
Class M (incl. 3.50% sales charge)	4.85%	6.69%	4.43%
Class C (incl. contingent deferred sales charge)	7.12%	6.92%	4.28%
Class I	9.20%	7.99%	5.33%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD 2010 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,392	Fidelity Advisor Simplicity RMD 2010 Fund℠ - Class A
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index
$20,995	S&P 500® Index

Going forward, the fund's performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Simplicity RMD 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	3.48%	6.88%	4.54%
Class M (incl. 3.50% sales charge)	5.68%	7.12%	4.52%
Class C (incl. contingent deferred sales charge)	7.98%	7.35%	4.38%
Class I	10.08%	8.46%	5.44%

 A From August 30, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD 2015 Fund℠ - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,533	Fidelity Advisor Simplicity RMD 2015 Fund℠ - Class A
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index
$20,995	S&P 500® Index

Going forward, the fund's performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Simplicity RMD 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	4.20%	7.35%	4.55%
Class M (incl. 3.50% sales charge)	6.43%	7.59%	4.54%
Class C (incl. contingent deferred sales charge)	8.74%	7.81%	4.41%
Class I	10.84%	8.90%	5.46%

 A From December 31, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD 2020 Fund℠ - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,314	Fidelity Advisor Simplicity RMD 2020 Fund℠ - Class A
$20,703	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 17.53% for the 12 months ending July 31, 2017. Favorable election results in France and elsewhere suggested ebbing eurozone uncertainty and near-term risk. Europe (+23%) nearly doubled the 12% gain of the U.K., which faced mixed conditions ahead of its expected exit from the European Union. U.S. stocks (+16%) rallied on post-election optimism. Despite continued central-bank easing, Japan (+15%) lagged the rest of the Asia Pacific group (+19%). Commodity-price volatility whipsawed Canada (+13%), but emerging markets (+25%) boomed. In the U.S., small-cap stocks bested large-caps and growth- topped value-oriented stocks, with the reverse true overseas. Among sectors, financials (+34%) led the MSCI ACWI atop rising interest rates that, at the same time, pressured real estate (+3%), as well as utilities (+6%), consumer staples (+5%) and telecommunication services (+1%) – so-called “bond proxy” sectors. Telecoms also faced higher competition. Semiconductor and internet-related names boosted information technology (+32%). Materials (+23%) and industrials (+19%) responded to calls for more spending on infrastructure. Energy (+6%) fared well in the year’s first half, given rising commodity prices and optimism that OPEC (the Organization of the Petroleum Exporting Countries) might curb output, but oil prices peaked at the start of 2017 and ceded ground thereafter. Early on, health care (+5%) struggled with legislative and drug-pricing worries. Lastly, the consumer discretionary sector more or less matched the MSCI ACWI return.

In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.51% amid concern that President Trump’s promises to reform health care and tax legislation and increase infrastructure spending would hurt bond valuations. The U.S. Federal Reserve thrice raised interest rate targets by a quarter-point, most recently in June. Within the Bloomberg Barclays index, investment-grade spread sectors, led by corporate credit, mostly advanced; Treasuries, though, declined. Outside the index, riskier debt classes turned in the strongest results, with U.S. high-yield debt marking a double-digit gain. Inflation-protected debt ended lower for the year.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year ending July 31, 2017, the share classes of each Fidelity Simplicity RMD Fund℠ (excluding sales charges, if applicable) recorded gains ranging from about 5% to 6% for Simplicity RMD Income Fund to about 10% to 11% for Simplicity RMD 2020 Fund. Each Fund outperformed its respective Composite index, with results versus respective peer averages mostly favorable. Overall, both allocation decisions within asset classes as well as performance among underlying investments added value versus Composites. Within the Funds’ U.S. equity allocation, large-cap growth strategies contributed most to relative results; detractors included mainly value-oriented investments and those with broad market-cap exposure. Investments in the emerging-markets equity asset class added notable value. The Funds’ core fixed-income allocation posted a modest gain, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index, which declined. Allocations to commodity and inflation-protected securities detracted from relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On June 1, 2017, five former Fidelity Income Replacement Fund portfolios – Income Replacement 2024, 2028, 2032, 2036 and 2040 – were repositioned as a new set of Funds named Fidelity Simplicity RMD Funds, where RMD stands for “required minimum distribution.” Simplicity RMD Funds invest exclusively in Fidelity’s Series funds.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.5	0.0
Fidelity Series Government Money Market Fund 1.04%	19.6	0.0
Fidelity Series Short-Term Credit Fund	8.4	0.0
Fidelity Series Emerging Markets Fund	4.7	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.8	0.0
Fidelity Series International Value Fund	2.9	0.0
Fidelity Series International Growth Fund	2.9	0.0
Fidelity Series Growth & Income Fund	2.1	0.0
Fidelity Series Intrinsic Opportunities Fund	2.0	0.0
Fidelity Series Commodity Strategy Fund	2.0	0.0
	85.9	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.7%
International Equity Funds	11.2%
Bond Funds	45.1%
Short-Term Funds	28.0%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
Bond Funds	40.6%
Short-Term Funds	27.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,018	$48,809
Fidelity Series 1000 Value Index Fund (a)	4,830	59,653
Fidelity Series All-Sector Equity Fund (a)	6,994	91,767
Fidelity Series Blue Chip Growth Fund (a)	6,606	92,951
Fidelity Series Commodity Strategy Fund (a)(b)	40,490	211,763
Fidelity Series Growth & Income Fund (a)	14,106	214,553
Fidelity Series Growth Company Fund (a)	11,074	183,716
Fidelity Series Intrinsic Opportunities Fund (a)	12,261	212,114
Fidelity Series Opportunistic Insights Fund (a)	5,786	102,882
Fidelity Series Real Estate Equity Fund (a)	1,420	18,859
Fidelity Series Small Cap Discovery Fund (a)	2,342	27,473
Fidelity Series Small Cap Opportunities Fund (a)	5,748	82,893
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,338	160,891
Fidelity Series Value Discovery Fund (a)	8,483	113,333
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,547,183)		1,621,657

International Equity Funds - 11.2%
Fidelity Series Emerging Markets Fund (a)	24,507	490,145
Fidelity Series International Growth Fund (a)	19,211	298,725
Fidelity Series International Small Cap Fund (a)	3,925	68,692
Fidelity Series International Value Fund (a)	28,698	302,189
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,114,632)		1,159,751

Bond Funds - 45.1%
Fidelity Series Emerging Markets Debt Fund (a)	5,964	61,666
Fidelity Series Floating Rate High Income Fund (a)	2,699	25,746
Fidelity Series High Income Fund (a)	15,884	154,714
Fidelity Series Inflation-Protected Bond Index Fund (a)	39,694	392,177
Fidelity Series International Credit Fund (a)(b)	496	4,963
Fidelity Series Investment Grade Bond Fund (a)	343,000	3,875,896
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,902	95,279
Fidelity Series Real Estate Income Fund (a)	4,304	48,806
TOTAL BOND FUNDS
(Cost $4,653,357)		4,659,247

Short-Term Funds - 28.0%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	2,030,693	2,030,693
Fidelity Series Short-Term Credit Fund (a)	86,348	863,477
TOTAL SHORT-TERM FUNDS
(Cost $2,894,137)		2,894,170
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,209,309)		10,334,825
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,045)
NET ASSETS - 100%		$10,330,780

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$292,353	$76,922	$401,437	$5,003	$--
Fidelity Advisor Mid Cap II Fund Class I	403,149	117,674	548,005	2,007	--
Fidelity Blue Chip Growth Fund	374,286	105,632	538,692	889	--
Fidelity Capital & Income Fund	98,692	24,888	129,593	3,153	--
Fidelity Equity-Income Fund	575,395	153,538	774,308	10,672	--
Fidelity Government Income Fund	708,536	239,885	918,329	10,850	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	1,200,136	400,656	1,600,792	4,956	--
Fidelity Large Cap Stock Fund	432,012	108,128	592,643	4,052	--
Fidelity Series 100 Index Fund	374,286	97,191	462,181	8,973	48,809
Fidelity Series 1000 Value Index Fund	--	64,706	6,806	--	59,653
Fidelity Series All-Sector Equity Fund	--	98,668	9,015	--	91,767
Fidelity Series Blue Chip Growth Fund	--	101,712	11,308	--	92,951
Fidelity Series Broad Market Opportunities Fund	661,983	385,255	914,854	3,443	--
Fidelity Series Commodity Strategy Fund	--	210,784	3,081	--	211,763
Fidelity Series Emerging Markets Debt Fund	--	62,950	1,069	614	61,666
Fidelity Series Emerging Markets Fund	--	475,177	13,948	--	490,145
Fidelity Series Floating Rate High Income Fund	--	26,164	445	191	25,746
Fidelity Series Government Money Market Fund 1.04%	--	2,065,682	34,990	3,099	2,030,693
Fidelity Series Growth & Income Fund	--	225,379	16,456	708	214,553
Fidelity Series Growth Company Fund	--	194,723	19,609	--	183,716
Fidelity Series High Income Fund	--	157,208	2,672	1,369	154,714
Fidelity Series Inflation-Protected Bond Index Fund	--	400,096	6,858	109	392,177
Fidelity Series International Credit Fund	--	4,963	--	--	4,963
Fidelity Series International Growth Fund	--	299,453	5,962	--	298,725
Fidelity Series International Small Cap Fund	--	68,147	1,832	--	68,692
Fidelity Series International Value Fund	--	299,453	5,870	--	302,189
Fidelity Series Intrinsic Opportunities Fund	--	206,600	432	--	212,114
Fidelity Series Investment Grade Bond Fund	--	3,935,933	67,194	15,224	3,875,896
Fidelity Series Long-Term Treasury Bond Index Fund	--	96,212	362	252	95,279
Fidelity Series Opportunistic Insights Fund	--	111,003	11,560	--	102,882
Fidelity Series Real Estate Equity Fund	--	20,707	2,269	60	18,859
Fidelity Series Real Estate Income Fund	--	49,305	837	475	48,806
Fidelity Series Short-Term Credit Fund	--	878,455	14,999	2,401	863,477
Fidelity Series Small Cap Discovery Fund	--	29,949	3,159	126	27,473
Fidelity Series Small Cap Opportunities Fund	57,726	52,021	34,309	310	82,893
Fidelity Series Stock Selector Large Cap Value Fund	--	172,609	16,267	--	160,891
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	235,248	125,699	1,057	113,333
Fidelity Short-Term Bond Fund	1,200,136	412,391	1,608,054	12,493	--
Fidelity Strategic Income Fund	98,692	24,242	124,401	2,542	--
Fidelity Strategic Real Return Fund	708,536	213,599	917,816	14,400	--
Fidelity Total Bond Fund	2,124,676	682,589	2,774,926	53,826	--
Total	$9,310,594	$13,585,897	$12,723,039	$163,254	$10,334,825

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $10,209,309) — See accompanying schedule		$10,334,825
Cash		4
Receivable for fund shares sold		120,006
Total assets		10,454,835
Liabilities
Payable for investments purchased	$120,006
Accrued management fee	3,824
Distribution and service plan fees payable	225
Total liabilities		124,055
Net Assets		$10,330,780
Net Assets consist of:
Paid in capital		$9,517,077
Undistributed net investment income		11,984
Accumulated undistributed net realized gain (loss) on investments		676,203
Net unrealized appreciation (depreciation) on investments		125,516
Net Assets		$10,330,780
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($195,133 ÷ 3,187.88 shares)		$61.21
Maximum offering price per share (100/94.25 of $61.21)		$64.94
Class M:
Net Asset Value and redemption price per share ($146,992 ÷ 2,402.45 shares)		$61.18
Maximum offering price per share (100/96.50 of $61.18)		$63.40
Class C:
Net Asset Value and offering price per share ($149,701 ÷ 2,456.89 shares)(a)		$60.93
Fidelity Simplicity RMD Income:
Net Asset Value, offering price and redemption price per share ($9,782,996 ÷ 159,813.29 shares)		$61.22
Class I:
Net Asset Value, offering price and redemption price per share ($55,958 ÷ 914.19 shares)		$61.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$163,254
Expenses
Management fee	$7,546
Distribution and service plan fees	2,719
Independent trustees' fees and expenses	42
Total expenses before reductions	10,307
Expense reductions	(36)	10,271
Net investment income (loss)		152,983
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	468,078
Capital gain distributions from underlying funds	291,732
Total net realized gain (loss)		759,810
Change in net unrealized appreciation (depreciation) on underlying funds		(306,710)
Net gain (loss)		453,100
Net increase (decrease) in net assets resulting from operations		$606,083

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,983	$151,030
Net realized gain (loss)	759,810	63,128
Change in net unrealized appreciation (depreciation)	(306,710)	(57,966)
Net increase (decrease) in net assets resulting from operations	606,083	156,192
Distributions to shareholders from net investment income	(143,336)	(150,769)
Distributions to shareholders from net realized gain	(31,846)	(167,848)
Total distributions	(175,182)	(318,617)
Share transactions - net increase (decrease)	589,507	(703,127)
Total increase (decrease) in net assets	1,020,408	(865,552)
Net Assets
Beginning of period	9,310,372	10,175,924
End of period	$10,330,780	$9,310,372
Other Information
Undistributed net investment income end of period	$11,984	$2,337

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.63	$59.28	$58.28	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.776	.779	.718	.718	.840
Net realized and unrealized gain (loss)	2.694	.322	1.623	3.808	4.571
Total from investment operations	3.470	1.101	2.341	4.526	5.411
Distributions from net investment income	(.711)	(.768)	(.704)	(.677)	(.900)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(.890)	(1.751)	(1.341)	(1.016)	(1.121)
Net asset value, end of period	$61.21	$58.63	$59.28	$58.28	$54.77
Total ReturnB,C	5.99%	1.99%	4.06%	8.32%	10.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.37%	1.22%	1.27%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$195	$190	$467	$220	$424
Portfolio turnover rateD	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$59.27	$58.27	$54.78	$50.49
Income from Investment Operations
Net investment income (loss)A	.627	.640	.572	.579	.706
Net realized and unrealized gain (loss)	2.695	.310	1.631	3.796	4.576
Total from investment operations	3.322	.950	2.203	4.375	5.282
Distributions from net investment income	(.573)	(.627)	(.566)	(.546)	(.771)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(.752)	(1.610)	(1.203)	(.885)	(.992)
Net asset value, end of period	$61.18	$58.61	$59.27	$58.27	$54.78
Total ReturnB,C	5.73%	1.72%	3.82%	8.04%	10.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.06%	1.12%	.97%	1.02%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$147	$153	$334	$190	$190
Portfolio turnover rateD	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.41	$59.07	$58.11	$54.66	$50.43
Income from Investment Operations
Net investment income (loss)A	.329	.351	.276	.295	.444
Net realized and unrealized gain (loss)	2.685	.321	1.618	3.791	4.564
Total from investment operations	3.014	.672	1.894	4.086	5.008
Distributions from net investment income	(.315)	(.349)	(.297)	(.297)	(.557)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(.494)	(1.332)	(.934)	(.636)	(.778)
Net asset value, end of period	$60.93	$58.41	$59.07	$58.11	$54.66
Total ReturnB,C	5.20%	1.23%	3.29%	7.51%	10.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.56%	.62%	.47%	.52%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$150	$159	$168	$156	$113
Portfolio turnover rateD	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.28	$58.27	$54.77	$50.49
Income from Investment Operations
Net investment income (loss)A	.923	.920	.866	.866	.969
Net realized and unrealized gain (loss)	2.703	.317	1.628	3.805	4.563
Total from investment operations	3.626	1.237	2.494	4.671	5.532
Distributions from net investment income	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$61.22	$58.62	$59.28	$58.27	$54.77
Total ReturnB	6.27%	2.24%	4.33%	8.60%	11.12%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$9,783	$8,756	$9,139	$6,818	$2,108
Portfolio turnover rateC	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.27	$58.26	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.924	.921	.864	.863	.969
Net realized and unrealized gain (loss)	2.692	.326	1.630	3.798	4.573
Total from investment operations	3.616	1.247	2.494	4.661	5.542
Distributions from net investment income	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$61.21	$58.62	$59.27	$58.26	$54.77
Total ReturnB	6.25%	2.26%	4.33%	8.58%	11.14%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$56	$53	$68	$30	$27
Portfolio turnover rateC	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	36.2	0.0
Fidelity Series Government Money Market Fund 1.04%	17.9	0.0
Fidelity Series Short-Term Credit Fund	7.6	0.0
Fidelity Series Emerging Markets Fund	5.1	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.6	0.0
Fidelity Series International Value Fund	3.3	0.0
Fidelity Series International Growth Fund	3.3	0.0
Fidelity Series Intrinsic Opportunities Fund	2.5	0.0
Fidelity Series Growth & Income Fund	2.5	0.0
Fidelity Series Growth Company Fund	2.1	0.0
	84.1	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.4%
International Equity Funds	12.5%
Bond Funds	43.6%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	38.8%
International Equity Funds	4.7%
Bond Funds	37.3%
Short-Term Funds	19.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2005 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 18.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	7,374	$119,243
Fidelity Series 1000 Value Index Fund (a)	11,796	145,677
Fidelity Series All-Sector Equity Fund (a)	17,084	224,142
Fidelity Series Blue Chip Growth Fund (a)	16,133	226,996
Fidelity Series Commodity Strategy Fund (a)(b)	81,651	427,033
Fidelity Series Growth & Income Fund (a)	34,459	524,118
Fidelity Series Growth Company Fund (a)	27,184	450,979
Fidelity Series Intrinsic Opportunities Fund (a)	30,647	530,195
Fidelity Series Opportunistic Insights Fund (a)	14,133	251,280
Fidelity Series Real Estate Equity Fund (a)	3,458	45,923
Fidelity Series Small Cap Discovery Fund (a)	5,720	67,093
Fidelity Series Small Cap Opportunities Fund (a)	14,040	202,458
Fidelity Series Stock Selector Large Cap Value Fund (a)	30,139	393,010
Fidelity Series Value Discovery Fund (a)	20,724	276,873
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,682,515)		3,885,020

International Equity Funds - 12.5%
Fidelity Series Emerging Markets Fund (a)	53,767	1,075,333
Fidelity Series International Growth Fund (a)	44,476	691,601
Fidelity Series International Small Cap Fund (a)	9,090	159,075
Fidelity Series International Value Fund (a)	66,464	699,870
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,522,661)		2,625,879

Bond Funds - 43.6%
Fidelity Series Emerging Markets Debt Fund (a)	12,116	125,284
Fidelity Series Floating Rate High Income Fund (a)	5,483	52,310
Fidelity Series High Income Fund (a)	32,271	314,318
Fidelity Series Inflation-Protected Bond Index Fund (a)	76,596	756,769
Fidelity Series International Credit Fund (a)(b)	1,043	10,427
Fidelity Series Investment Grade Bond Fund (a)	673,724	7,613,077
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,879	191,225
Fidelity Series Real Estate Income Fund (a)	8,752	99,248
TOTAL BOND FUNDS
(Cost $9,152,216)		9,162,658

Short-Term Funds - 25.5%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	3,768,240	3,768,240
Fidelity Series Short-Term Credit Fund (a)	159,084	1,590,843
TOTAL SHORT-TERM FUNDS
(Cost $5,359,070)		5,359,083
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $20,716,462)		21,032,640
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,997)
NET ASSETS - 100%		$21,023,643

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,470,389	$102,288	$1,694,788	$21,033	$--
Fidelity Advisor Mid Cap II Fund Class I	1,629,829	123,745	1,842,053	6,758	--
Fidelity Blue Chip Growth Fund	1,514,678	101,885	1,800,947	3,042	--
Fidelity Capital & Income Fund	543,276	23,957	597,189	16,085	--
Fidelity Equity-Income Fund	2,329,592	117,872	2,602,261	36,447	--
Fidelity Government Income Fund	1,966,423	229,753	2,121,394	24,122	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	2,742,954	288,675	3,031,629	8,836	--
Fidelity Large Cap Stock Fund	1,747,932	62,315	1,988,107	13,982	--
Fidelity Series 100 Index Fund	1,514,678	58,515	1,580,532	29,963	119,243
Fidelity Series 1000 Value Index Fund	--	167,279	26,268	--	145,677
Fidelity Series All-Sector Equity Fund	--	258,730	40,137	--	224,142
Fidelity Series Blue Chip Growth Fund	--	263,194	42,897	--	226,996
Fidelity Series Broad Market Opportunities Fund	2,680,950	783,160	3,067,952	11,582	--
Fidelity Series Commodity Strategy Fund	--	447,191	28,102	--	427,033
Fidelity Series Emerging Markets Debt Fund	--	135,237	9,470	1,337	125,284
Fidelity Series Emerging Markets Fund	--	1,124,765	116,741	--	1,075,333
Fidelity Series Floating Rate High Income Fund	--	56,207	3,946	415	52,310
Fidelity Series Government Money Market Fund 1.04%	--	4,048,259	280,019	6,097	3,768,240
Fidelity Series Growth & Income Fund	--	582,934	73,805	1,832	524,118
Fidelity Series Growth Company Fund	--	523,762	95,749	--	450,979
Fidelity Series High Income Fund	--	337,731	23,676	2,979	314,318
Fidelity Series Inflation-Protected Bond Index Fund	--	817,020	57,770	226	756,769
Fidelity Series International Credit Fund	--	10,427	--	--	10,427
Fidelity Series International Growth Fund	--	743,095	64,480	--	691,601
Fidelity Series International Small Cap Fund	--	169,590	16,379	--	159,075
Fidelity Series International Value Fund	--	743,095	64,472	--	699,870
Fidelity Series Intrinsic Opportunities Fund	--	525,416	10,895	--	530,195
Fidelity Series Investment Grade Bond Fund	--	8,170,208	570,602	31,955	7,613,077
Fidelity Series Long-Term Treasury Bond Index Fund	--	198,568	6,051	543	191,225
Fidelity Series Opportunistic Insights Fund	--	289,957	47,625	--	251,280
Fidelity Series Real Estate Equity Fund	--	53,696	8,912	168	45,923
Fidelity Series Real Estate Income Fund	--	105,988	7,419	1,099	99,248
Fidelity Series Short-Term Credit Fund	--	1,711,313	120,411	4,725	1,590,843
Fidelity Series Small Cap Discovery Fund	--	78,403	13,247	342	67,093
Fidelity Series Small Cap Opportunities Fund	233,254	80,784	135,495	1,069	202,458
Fidelity Series Stock Selector Large Cap Value Fund	--	450,539	69,612	--	393,010
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	631,431	364,836	2,732	276,873
Fidelity Short-Term Bond Fund	2,742,954	303,782	3,036,491	22,674	--
Fidelity Strategic Income Fund	543,276	26,677	578,011	13,004	--
Fidelity Strategic Real Return Fund	1,966,424	168,326	2,121,623	32,514	--
Fidelity Total Bond Fund	5,899,267	576,921	6,388,950	120,371	--
Total	$29,525,876	$25,692,690	$34,750,943	$415,932	$21,032,640

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $20,716,462) — See accompanying schedule		$21,032,640
Cash		2
Receivable for investments sold		35,351
Total assets		21,067,993
Liabilities
Payable for fund shares redeemed	$35,350
Accrued management fee	8,708
Distribution and service plan fees payable	292
Total liabilities		44,350
Net Assets		$21,023,643
Net Assets consist of:
Paid in capital		$18,536,979
Undistributed net investment income		24,291
Accumulated undistributed net realized gain (loss) on investments		2,146,195
Net unrealized appreciation (depreciation) on investments		316,178
Net Assets		$21,023,643
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($343,153 ÷ 5,320.68 shares)		$64.49
Maximum offering price per share (100/94.25 of $64.49)		$68.42
Class M:
Net Asset Value and redemption price per share ($380,399 ÷ 5,900.18 shares)		$64.47
Maximum offering price per share (100/96.50 of $64.47)		$66.81
Class C:
Net Asset Value and offering price per share ($76,436 ÷ 1,190.47 shares)(a)		$64.21
Fidelity Simplicity RMD 2005:
Net Asset Value, offering price and redemption price per share ($20,179,499 ÷ 312,881.46 shares)		$64.50
Class I:
Net Asset Value, offering price and redemption price per share ($44,156 ÷ 684.63 shares)		$64.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$415,932
Expenses
Management fee	$17,625
Distribution and service plan fees	4,596
Independent trustees' fees and expenses	106
Total expenses before reductions	22,327
Expense reductions	(93)	22,234
Net investment income (loss)		393,698
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,583,993
Capital gain distributions from underlying funds	906,457
Total net realized gain (loss)		2,490,450
Change in net unrealized appreciation (depreciation) on underlying funds		(1,018,995)
Net gain (loss)		1,471,455
Net increase (decrease) in net assets resulting from operations		$1,865,153

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$393,698	$478,240
Net realized gain (loss)	2,490,450	330,471
Change in net unrealized appreciation (depreciation)	(1,018,995)	(163,247)
Net increase (decrease) in net assets resulting from operations	1,865,153	645,464
Distributions to shareholders from net investment income	(376,638)	(476,597)
Distributions to shareholders from net realized gain	(164,913)	(478,870)
Total distributions	(541,551)	(955,467)
Share transactions - net increase (decrease)	(9,825,354)	2,040,175
Total increase (decrease) in net assets	(8,501,752)	1,730,172
Net Assets
Beginning of period	29,525,395	27,795,223
End of period	$21,023,643	$29,525,395
Other Information
Undistributed net investment income end of period	$24,291	$7,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.95	$61.71	$59.76	$55.54	$50.43
Income from Investment Operations
Net investment income (loss)A	.826	.815	.758	.733	.868
Net realized and unrealized gain (loss)	3.839	.196	2.089	4.363	5.348
Total from investment operations	4.665	1.011	2.847	5.096	6.216
Distributions from net investment income	(.766)	(.798)	(.749)	(.713)	(.879)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(1.125)	(1.771)	(.897)	(.876)	(1.106)
Net asset value, end of period	$64.49	$60.95	$61.71	$59.76	$55.54
Total ReturnB,C	7.77%	1.78%	4.79%	9.23%	12.49%
Ratios to Average Net AssetsD,E
Expenses before reductions	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.33%	1.38%	1.24%	1.25%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$343	$494	$832	$699	$122
Portfolio turnover rateD	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.77	$55.55	$50.46
Income from Investment Operations
Net investment income (loss)A	.671	.667	.604	.580	.738
Net realized and unrealized gain (loss)	3.842	.189	2.087	4.379	5.346
Total from investment operations	4.513	.856	2.691	4.959	6.084
Distributions from net investment income	(.624)	(.653)	(.603)	(.576)	(.767)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(.983)	(1.626)	(.751)	(.739)	(.994)
Net asset value, end of period	$64.47	$60.94	$61.71	$59.77	$55.55
Total ReturnB,C	7.50%	1.51%	4.52%	8.97%	12.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.57%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.57%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08%	1.13%	.99%	1.00%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$380	$419	$466	$338	$326
Portfolio turnover rateD	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.72	$61.52	$59.65	$55.49	$50.44
Income from Investment Operations
Net investment income (loss)A	.360	.370	.296	.293	.471
Net realized and unrealized gain (loss)	3.828	.197	2.081	4.369	5.346
Total from investment operations	4.188	.567	2.377	4.662	5.817
Distributions from net investment income	(.339)	(.394)	(.359)	(.339)	(.540)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(.698)	(1.367)	(.507)	(.502)	(.767)
Net asset value, end of period	$64.21	$60.72	$61.52	$59.65	$55.49
Total ReturnB,C	6.97%	1.02%	4.00%	8.43%	11.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.07%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58%	.63%	.49%	.50%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$76	$213	$177	$37	$18
Portfolio turnover rateD	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.981	.959	.910	.874	1.003
Net realized and unrealized gain (loss)	3.850	.194	2.088	4.376	5.340
Total from investment operations	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$20,180	$28,337	$26,020	$21,766	$7,494
Portfolio turnover rateC	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.980	.978	.906	.871	1.011
Net realized and unrealized gain (loss)	3.851	.175	2.092	4.379	5.332
Total from investment operations	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$44	$62	$300	$91	$83
Portfolio turnover rateC	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.1	0.0
Fidelity Series Government Money Market Fund 1.04%	14.4	0.0
Fidelity Series Short-Term Credit Fund	6.0	0.0
Fidelity Series Emerging Markets Fund	5.9	0.0
Fidelity Series International Value Fund	4.2	0.0
Fidelity Series International Growth Fund	4.2	0.0
Fidelity Series Growth & Income Fund	3.4	0.0
Fidelity Series Intrinsic Opportunities Fund	3.4	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.2	0.0
Fidelity Series Growth Company Fund	2.9	0.0
	80.7	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.3%
International Equity Funds	15.3%
Bond Funds	40.0%
Short-Term Funds	20.4%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
Bond Funds	35.0%
Short-Term Funds	15.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 24.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,069	$49,634
Fidelity Series 1000 Value Index Fund (a)	4,910	60,636
Fidelity Series All-Sector Equity Fund (a)	7,111	93,299
Fidelity Series Blue Chip Growth Fund (a)	6,716	94,489
Fidelity Series Commodity Strategy Fund (a)(b)	25,145	131,506
Fidelity Series Growth & Income Fund (a)	14,344	218,168
Fidelity Series Growth Company Fund (a)	11,063	183,536
Fidelity Series Intrinsic Opportunities Fund (a)	12,540	216,949
Fidelity Series Opportunistic Insights Fund (a)	5,883	104,597
Fidelity Series Real Estate Equity Fund (a)	1,442	19,148
Fidelity Series Small Cap Discovery Fund (a)	2,381	27,927
Fidelity Series Small Cap Opportunities Fund (a)	5,844	84,277
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,545	163,592
Fidelity Series Value Discovery Fund (a)	8,626	115,248
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,483,470)		1,563,006

International Equity Funds - 15.3%
Fidelity Series Emerging Markets Fund (a)	19,101	382,026
Fidelity Series International Growth Fund (a)	17,172	267,017
Fidelity Series International Small Cap Fund (a)	3,510	61,417
Fidelity Series International Value Fund (a)	25,661	270,207
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $942,702)		980,667

Bond Funds - 40.0%
Fidelity Series Emerging Markets Debt Fund (a)	3,689	38,145
Fidelity Series Floating Rate High Income Fund (a)	1,668	15,913
Fidelity Series High Income Fund (a)	9,827	95,711
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,577	203,297
Fidelity Series International Credit Fund (a)(b)	322	3,225
Fidelity Series Investment Grade Bond Fund (a)	187,715	2,121,176
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,788	59,329
Fidelity Series Real Estate Income Fund (a)	2,660	30,168
TOTAL BOND FUNDS
(Cost $2,563,685)		2,566,964

Short-Term Funds - 20.4%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	920,772	920,772
Fidelity Series Short-Term Credit Fund (a)	38,667	386,675
TOTAL SHORT-TERM FUNDS
(Cost $1,307,399)		1,307,447
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,297,256)		6,418,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,061)
NET ASSETS - 100%		$6,415,023

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$486,247	$50,146	$590,290	$7,793	$--
Fidelity Advisor Mid Cap II Fund Class I	447,141	49,949	526,249	2,070	--
Fidelity Blue Chip Growth Fund	415,413	40,304	519,284	893	--
Fidelity Capital & Income Fund	166,018	12,890	189,553	5,614	--
Fidelity Equity-Income Fund	638,983	59,746	747,091	11,051	--
Fidelity Government Income Fund	447,879	73,445	503,971	6,206	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	564,460	84,481	648,941	2,085	--
Fidelity Large Cap Stock Fund	478,869	33,858	567,644	4,348	--
Fidelity Series 100 Index Fund	415,413	36,129	444,205	9,180	49,634
Fidelity Series 1000 Value Index Fund	--	81,307	22,555	--	60,636
Fidelity Series All-Sector Equity Fund	--	124,897	34,001	--	93,299
Fidelity Series Blue Chip Growth Fund	--	128,077	36,592	--	94,489
Fidelity Series Broad Market Opportunities Fund	734,905	294,436	876,451	3,551	--
Fidelity Series Commodity Strategy Fund	--	156,974	28,186	--	131,506
Fidelity Series Emerging Markets Debt Fund	--	48,087	9,852	398	38,145
Fidelity Series Emerging Markets Fund	--	465,607	108,689	--	382,026
Fidelity Series Floating Rate High Income Fund	--	19,994	4,105	123	15,913
Fidelity Series Government Money Market Fund 1.04%	--	1,151,082	230,309	1,448	920,772
Fidelity Series Growth & Income Fund	--	273,069	61,125	758	218,168
Fidelity Series Growth Company Fund	--	225,827	52,233	--	183,536
Fidelity Series High Income Fund	--	120,109	24,630	886	95,711
Fidelity Series Inflation-Protected Bond Index Fund	--	256,785	53,036	59	203,297
Fidelity Series International Credit Fund	--	3,225	--	--	3,225
Fidelity Series International Growth Fund	--	334,540	72,939	--	267,017
Fidelity Series International Small Cap Fund	--	76,302	17,279	--	61,417
Fidelity Series International Value Fund	--	334,540	73,007	--	270,207
Fidelity Series Intrinsic Opportunities Fund	--	244,619	34,280	--	216,949
Fidelity Series Investment Grade Bond Fund	--	2,655,316	538,639	8,671	2,121,176
Fidelity Series Long-Term Treasury Bond Index Fund	--	64,389	4,670	165	59,329
Fidelity Series Opportunistic Insights Fund	--	140,213	39,567	--	104,597
Fidelity Series Real Estate Equity Fund	--	25,876	7,164	72	19,148
Fidelity Series Real Estate Income Fund	--	37,712	7,717	356	30,168
Fidelity Series Short-Term Credit Fund	--	486,321	99,606	1,122	386,675
Fidelity Series Small Cap Discovery Fund	--	37,995	10,901	121	27,927
Fidelity Series Small Cap Opportunities Fund	64,193	60,050	48,108	314	84,277
Fidelity Series Stock Selector Large Cap Value Fund	--	217,555	58,883	--	163,592
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	289,780	178,640	1,130	115,248
Fidelity Short-Term Bond Fund	564,460	86,907	649,420	5,248	--
Fidelity Strategic Income Fund	166,018	14,831	184,107	4,540	--
Fidelity Strategic Real Return Fund	447,879	58,622	503,747	8,165	--
Fidelity Total Bond Fund	1,340,683	197,897	1,520,162	30,767	--
Total	$7,378,561	$9,153,889	$10,327,828	$117,134	$6,418,084

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $6,297,256) — See accompanying schedule		$6,418,084
Receivable for investments sold		2,000
Total assets		6,420,084
Liabilities
Payable for fund shares redeemed	$2,000
Accrued management fee	2,886
Distribution and service plan fees payable	175
Total liabilities		5,061
Net Assets		$6,415,023
Net Assets consist of:
Paid in capital		$5,445,502
Undistributed net investment income		6,483
Accumulated undistributed net realized gain (loss) on investments		842,210
Net unrealized appreciation (depreciation) on investments		120,828
Net Assets		$6,415,023
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($264,942 ÷ 4,358.46 shares)		$60.79
Maximum offering price per share (100/94.25 of $60.79)		$64.50
Class M:
Net Asset Value and redemption price per share ($22,986 ÷ 377.85 shares)		$60.83
Maximum offering price per share (100/96.50 of $60.83)		$63.04
Class C:
Net Asset Value and offering price per share ($132,721 ÷ 2,194.94 shares)(a)		$60.47
Fidelity Simplicity RMD 2010:
Net Asset Value, offering price and redemption price per share ($5,932,959 ÷ 97,553.02 shares)		$60.82
Class I:
Net Asset Value, offering price and redemption price per share ($61,415 ÷ 1,009.81 shares)		$60.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$117,134
Expenses
Management fee	$5,707
Distribution and service plan fees	2,278
Independent trustees' fees and expenses	31
Total expenses before reductions	8,016
Expense reductions	(27)	7,989
Net investment income (loss)		109,145
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	820,730
Capital gain distributions from underlying funds	314,679
Total net realized gain (loss)		1,135,409
Change in net unrealized appreciation (depreciation) on underlying funds		(607,278)
Net gain (loss)		528,131
Net increase (decrease) in net assets resulting from operations		$637,276

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,145	$121,337
Net realized gain (loss)	1,135,409	114,028
Change in net unrealized appreciation (depreciation)	(607,278)	(155,017)
Net increase (decrease) in net assets resulting from operations	637,276	80,348
Distributions to shareholders from net investment income	(104,371)	(121,233)
Distributions to shareholders from net realized gain	(87,566)	(198,372)
Total distributions	(191,937)	(319,605)
Share transactions - net increase (decrease)	(1,408,679)	(929,485)
Total increase (decrease) in net assets	(963,340)	(1,168,742)
Net Assets
Beginning of period	7,378,363	8,547,105
End of period	$6,415,023	$7,378,363
Other Information
Undistributed net investment income end of period	$6,483	$1,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.18	$58.52	$56.72	$53.04	$47.91
Income from Investment Operations
Net investment income (loss)A	.759	.758	.738	.718	.906
Net realized and unrealized gain (loss)	4.244	.040B	2.196	4.379	5.480
Total from investment operations	5.003	.798	2.934	5.097	6.386
Distributions from net investment income	(.713)	(.756)	(.740)	(.704)	(.852)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.393)	(2.138)	(1.134)	(1.417)	(1.256)
Net asset value, end of period	$60.79	$57.18	$58.52	$56.72	$53.04
Total ReturnC,D	8.93%	1.55%	5.22%	9.76%	13.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.37%	1.28%	1.30%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$265	$395	$427	$267	$229
Portfolio turnover rateE	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.22	$58.55	$56.76	$53.08	$47.94
Income from Investment Operations
Net investment income (loss)A	.615	.620	.592	.581	.781
Net realized and unrealized gain (loss)	4.241	.047B	2.190	4.386	5.484
Total from investment operations	4.856	.667	2.782	4.967	6.265
Distributions from net investment income	(.566)	(.615)	(.598)	(.574)	(.721)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.246)	(1.997)	(.992)	(1.287)	(1.125)
Net asset value, end of period	$60.83	$57.22	$58.55	$56.76	$53.08
Total ReturnC,D	8.65%	1.31%	4.94%	9.50%	13.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.06%	1.12%	1.03%	1.05%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$23	$58	$67	$36	$27
Portfolio turnover rateE	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$56.97	$58.35	$56.62	$52.99	$47.93
Income from Investment Operations
Net investment income (loss)A	.322	.344	.303	.305	.529
Net realized and unrealized gain (loss)	4.223	.043B	2.182	4.382	5.469
Total from investment operations	4.545	.387	2.485	4.687	5.998
Distributions from net investment income	(.365)	(.385)	(.361)	(.344)	(.534)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.045)	(1.767)	(.755)	(1.057)	(.938)
Net asset value, end of period	$60.47	$56.97	$58.35	$56.62	$52.99
Total ReturnC,D	8.12%	.81%	4.42%	8.96%	12.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.56%	.63%	.53%	.55%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$124	$137	$122	$69
Portfolio turnover rateE	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.906	.897	.882	.856	1.033
Net realized and unrealized gain (loss)	4.242	.048B	2.192	4.380	5.479
Total from investment operations	5.148	.945	3.074	5.236	6.512
Distributions from net investment income	(.848)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.528)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$5,933	$6,745	$7,858	$7,608	$4,418
Portfolio turnover rateD	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.906	.896	.880	.856	1.032
Net realized and unrealized gain (loss)	4.241	.049B	2.194	4.380	5.480
Total from investment operations	5.147	.945	3.074	5.236	6.512
Distributions from net investment income	(.847)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.527)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$56	$58	$21	$19
Portfolio turnover rateD	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	29.5	0.0
Fidelity Series Government Money Market Fund 1.04%	10.9	0.0
Fidelity Series Emerging Markets Fund	6.6	0.0
Fidelity Series International Value Fund	5.1	0.0
Fidelity Series International Growth Fund	5.1	0.0
Fidelity Series Intrinsic Opportunities Fund	4.8	0.0
Fidelity Series Short-Term Credit Fund	4.5	0.0
Fidelity Series Growth & Income Fund	4.3	0.0
Fidelity Series Growth Company Fund	3.7	0.0
Fidelity Series Stock Selector Large Cap Value Fund	3.2	0.0
	77.7	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.0%
International Equity Funds	18.0%
Bond Funds	35.7%
Short-Term Funds	15.4%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
Bond Funds	33.5%
Short-Term Funds	13.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 31.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,071	$81,990
Fidelity Series 1000 Value Index Fund (a)	8,111	100,176
Fidelity Series All-Sector Equity Fund (a)	11,748	154,130
Fidelity Series Blue Chip Growth Fund (a)	11,094	156,097
Fidelity Series Commodity Strategy Fund (a)(b)	30,826	161,221
Fidelity Series Growth & Income Fund (a)	23,695	360,403
Fidelity Series Growth Company Fund (a)	18,695	310,145
Fidelity Series Intrinsic Opportunities Fund (a)	23,147	400,447
Fidelity Series Opportunistic Insights Fund (a)	9,718	172,792
Fidelity Series Real Estate Equity Fund (a)	2,349	31,191
Fidelity Series Small Cap Discovery Fund (a)	3,933	46,135
Fidelity Series Small Cap Opportunities Fund (a)	9,655	139,218
Fidelity Series Stock Selector Large Cap Value Fund (a)	20,724	270,245
Fidelity Series Value Discovery Fund (a)	14,251	190,393
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,453,384)		2,574,583

International Equity Funds - 18.0%
Fidelity Series Emerging Markets Fund (a)	27,627	552,536
Fidelity Series International Growth Fund (a)	27,092	421,287
Fidelity Series International Small Cap Fund (a)	5,537	96,906
Fidelity Series International Value Fund (a)	40,490	426,358
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,440,349)		1,497,087

Bond Funds - 35.7%
Fidelity Series Emerging Markets Debt Fund (a)	4,757	49,186
Fidelity Series Floating Rate High Income Fund (a)	2,154	20,546
Fidelity Series High Income Fund (a)	12,665	123,355
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,860	206,092
Fidelity Series International Credit Fund (a)(b)	423	4,230
Fidelity Series Investment Grade Bond Fund (a)	216,943	2,451,457
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,141	71,151
Fidelity Series Real Estate Income Fund (a)	3,442	39,028
TOTAL BOND FUNDS
(Cost $2,961,517)		2,965,045

Short-Term Funds - 15.4%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	900,350	900,350
Fidelity Series Short-Term Credit Fund (a)	37,531	375,312
TOTAL SHORT-TERM FUNDS
(Cost $1,275,658)		1,275,662
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $8,130,908)		8,312,377
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,495)
NET ASSETS - 100%		$8,307,882

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$894,729	$80,341	$1,066,601	$13,191	$--
Fidelity Advisor Mid Cap II Fund Class I	698,218	63,324	802,063	2,973	--
Fidelity Blue Chip Growth Fund	647,718	50,658	789,104	1,285	--
Fidelity Capital & Income Fund	276,652	17,606	310,643	8,645	--
Fidelity Equity-Income Fund	996,826	78,302	1,143,882	15,941	--
Fidelity Government Income Fund	622,467	89,379	689,479	7,924	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	717,978	83,457	801,435	2,420	--
Fidelity Large Cap Stock Fund	747,620	40,622	867,052	6,147	--
Fidelity Series 100 Index Fund	647,718	37,579	663,521	13,218	81,990
Fidelity Series 1000 Value Index Fund	--	123,515	26,658	--	100,176
Fidelity Series All-Sector Equity Fund	--	190,619	40,332	--	154,130
Fidelity Series Blue Chip Growth Fund	--	195,483	44,154	--	156,097
Fidelity Series Broad Market Opportunities Fund	1,146,131	415,071	1,333,730	5,091	--
Fidelity Series Commodity Strategy Fund	--	176,390	17,826	--	161,221
Fidelity Series Emerging Markets Debt Fund	--	58,851	9,423	560	49,186
Fidelity Series Emerging Markets Fund	--	649,931	133,156	--	552,536
Fidelity Series Floating Rate High Income Fund	--	24,462	3,926	174	20,546
Fidelity Series Government Money Market Fund 1.04%	--	1,065,406	165,056	1,542	900,350
Fidelity Series Growth & Income Fund	--	432,169	82,305	1,265	360,403
Fidelity Series Growth Company Fund	--	384,764	91,318	--	310,145
Fidelity Series High Income Fund	--	146,976	23,558	1,248	123,355
Fidelity Series Inflation-Protected Bond Index Fund	--	246,832	39,892	66	206,092
Fidelity Series International Credit Fund	--	4,230	--	--	4,230
Fidelity Series International Growth Fund	--	497,412	83,994	--	421,287
Fidelity Series International Small Cap Fund	--	113,668	20,413	--	96,906
Fidelity Series International Value Fund	--	497,412	84,061	--	426,358
Fidelity Series Intrinsic Opportunities Fund	--	389,930	1,304	--	400,447
Fidelity Series Investment Grade Bond Fund	--	2,903,220	455,881	10,948	2,451,457
Fidelity Series Long-Term Treasury Bond Index Fund	--	74,214	2,602	214	71,151
Fidelity Series Opportunistic Insights Fund	--	213,963	47,432	--	172,792
Fidelity Series Real Estate Equity Fund	--	39,031	8,681	122	31,191
Fidelity Series Real Estate Income Fund	--	46,140	7,382	479	39,028
Fidelity Series Short-Term Credit Fund	--	448,113	72,741	1,192	375,312
Fidelity Series Small Cap Discovery Fund	--	57,639	12,858	257	46,135
Fidelity Series Small Cap Opportunities Fund	99,902	97,118	69,839	455	139,218
Fidelity Series Stock Selector Large Cap Value Fund	--	332,606	70,915	--	270,245
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	466,749	283,825	1,887	190,393
Fidelity Short-Term Bond Fund	717,978	86,309	801,943	6,098	--
Fidelity Strategic Income Fund	276,652	21,988	303,758	6,999	--
Fidelity Strategic Real Return Fund	622,468	70,286	688,708	10,432	--
Fidelity Total Bond Fund	1,865,206	237,313	2,078,989	39,234	--
Total	$10,978,263	$11,249,078	$14,240,440	$160,007	$8,312,377

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $8,130,908) — See accompanying schedule		$8,312,377
Cash		2
Total assets		8,312,379
Liabilities
Accrued management fee	$4,088
Distribution and service plan fees payable	409
Total liabilities		4,497
Net Assets		$8,307,882
Net Assets consist of:
Paid in capital		$7,152,902
Undistributed net investment income		7,406
Accumulated undistributed net realized gain (loss) on investments		966,105
Net unrealized appreciation (depreciation) on investments		181,469
Net Assets		$8,307,882
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($378,910 ÷ 5,834.22 shares)		$64.95
Maximum offering price per share (100/94.25 of $64.95)		$68.91
Class M:
Net Asset Value and redemption price per share ($552,961 ÷ 8,518.44 shares)		$64.91
Maximum offering price per share (100/96.50 of $64.91)		$67.26
Class C:
Net Asset Value and offering price per share ($87,906 ÷ 1,364.04 shares)(a)		$64.45
Fidelity Simplicity RMD 2015:
Net Asset Value, offering price and redemption price per share ($7,287,246 ÷ 112,154.39 shares)		$64.98
Class I:
Net Asset Value, offering price and redemption price per share ($859 ÷ 13.20 shares)		$65.08

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$160,007
Expenses
Management fee	$8,671
Distribution and service plan fees	8,194
Independent trustees' fees and expenses	42
Total expenses before reductions	16,907
Expense reductions	(36)	16,871
Net investment income (loss)		143,136
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	780,252
Capital gain distributions from underlying funds	457,150
Total net realized gain (loss)		1,237,402
Change in net unrealized appreciation (depreciation) on underlying funds		(454,794)
Net gain (loss)		782,608
Net increase (decrease) in net assets resulting from operations		$925,744

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,136	$160,587
Net realized gain (loss)	1,237,402	129,588
Change in net unrealized appreciation (depreciation)	(454,794)	(133,017)
Net increase (decrease) in net assets resulting from operations	925,744	157,158
Distributions to shareholders from net investment income	(137,895)	(160,249)
Distributions to shareholders from net realized gain	(118,111)	(238,984)
Total distributions	(256,006)	(399,233)
Share transactions - net increase (decrease)	(3,339,280)	(63,577)
Total increase (decrease) in net assets	(2,669,542)	(305,652)
Net Assets
Beginning of period	10,977,424	11,283,076
End of period	$8,307,882	$10,977,424
Other Information
Undistributed net investment income end of period	$7,406	$2,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.61	$62.00	$59.79	$55.12	$49.20
Income from Investment Operations
Net investment income (loss)A	.796	.790	.753	.751	.939
Net realized and unrealized gain (loss)	5.018	(.055)	2.474	4.831	6.075
Total from investment operations	5.814	.735	3.227	5.582	7.014
Distributions from net investment income	(.767)	(.788)	(.743)	(.734)	(.913)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.474)	(2.125)	(1.017)	(.912)	(1.094)
Net asset value, end of period	$64.95	$60.61	$62.00	$59.79	$55.12
Total ReturnB,C	9.80%	1.37%	5.44%	10.18%	14.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.36%	1.23%	1.29%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$379	$501	$452	$181	$25
Portfolio turnover rateD	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.57	$61.96	$59.75	$55.09	$49.17
Income from Investment Operations
Net investment income (loss)A	.639	.645	.600	.601	.809
Net realized and unrealized gain (loss)	5.013	(.056)	2.475	4.822	6.077
Total from investment operations	5.652	.589	3.075	5.423	6.886
Distributions from net investment income	(.605)	(.642)	(.591)	(.585)	(.785)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.312)	(1.979)	(.865)	(.763)	(.966)
Net asset value, end of period	$64.91	$60.57	$61.96	$59.75	$55.09
Total ReturnB,C	9.51%	1.11%	5.18%	9.89%	14.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.11%	.98%	1.04%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$553	$1,030	$1,088	$420	$295
Portfolio turnover rateD	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.25	$61.71	$59.58	$54.98	$49.14
Income from Investment Operations
Net investment income (loss)A	.328	.352	.294	.310	.553
Net realized and unrealized gain (loss)	4.986	(.066)	2.471	4.816	6.061
Total from investment operations	5.314	.286	2.765	5.126	6.614
Distributions from net investment income	(.407)	(.409)	(.361)	(.348)	(.593)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.114)	(1.746)	(.635)	(.526)	(.774)
Net asset value, end of period	$64.45	$60.25	$61.71	$59.58	$54.98
Total ReturnB,C	8.98%	.60%	4.66%	9.35%	13.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.09%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.61%	.48%	.54%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$88	$384	$444	$358	$357
Portfolio turnover rateD	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.62	$62.01	$59.79	$55.11	$49.19
Income from Investment Operations
Net investment income (loss)A	.950	.938	.907	.893	1.073
Net realized and unrealized gain (loss)	5.023	(.057)	2.472	4.833	6.070
Total from investment operations	5.973	.881	3.379	5.726	7.143
Distributions from net investment income	(.906)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.613)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$64.98	$60.62	$62.01	$59.79	$55.11
Total ReturnB	10.08%	1.62%	5.70%	10.46%	14.74%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$7,287	$9,061	$9,298	$6,327	$3,904
Portfolio turnover rateC	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.71	$62.07	$59.83	$55.13	$49.18
Income from Investment Operations
Net investment income (loss)A	.958	.940	.901	.869	1.108
Net realized and unrealized gain (loss)	5.029	(.029)	2.498	4.877	6.065
Total from investment operations	5.987	.911	3.399	5.746	7.173
Distributions from net investment income	(.910)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.617)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$65.08	$60.71	$62.07	$59.83	$55.13
Total ReturnB	10.08%	1.67%	5.73%	10.49%	14.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1	$1	$1	$1	$1
Portfolio turnover rateC	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.0	0.0
Fidelity Series Government Money Market Fund 1.04%	7.7	0.0
Fidelity Series Emerging Markets Fund	7.4	0.0
Fidelity Series International Value Fund	6.0	0.0
Fidelity Series International Growth Fund	6.0	0.0
Fidelity Series Intrinsic Opportunities Fund	5.3	0.0
Fidelity Series Growth & Income Fund	5.3	0.0
Fidelity Series Growth Company Fund	4.5	0.0
Fidelity Series Stock Selector Large Cap Value Fund	4.0	0.0
Fidelity Series Short-Term Credit Fund	3.3	0.0
	75.5	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.9%
International Equity Funds	20.8%
Bond Funds	31.4%
Short-Term Funds	11.0%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
Bond Funds	33.0%
Short-Term Funds	10.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	6,278	$101,516
Fidelity Series 1000 Value Index Fund (a)	10,056	124,192
Fidelity Series All-Sector Equity Fund (a)	14,564	191,084
Fidelity Series Blue Chip Growth Fund (a)	13,755	193,535
Fidelity Series Commodity Strategy Fund (a)(b)	33,080	173,011
Fidelity Series Growth & Income Fund (a)	29,376	446,802
Fidelity Series Growth Company Fund (a)	23,149	384,039
Fidelity Series Intrinsic Opportunities Fund (a)	26,034	450,393
Fidelity Series Opportunistic Insights Fund (a)	12,048	214,213
Fidelity Series Real Estate Equity Fund (a)	2,904	38,564
Fidelity Series Small Cap Discovery Fund (a)	4,877	57,213
Fidelity Series Small Cap Opportunities Fund (a)	11,970	172,614
Fidelity Series Stock Selector Large Cap Value Fund (a)	25,647	334,432
Fidelity Series Value Discovery Fund (a)	17,667	236,033
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,964,565)		3,117,641

International Equity Funds - 20.8%
Fidelity Series Emerging Markets Fund (a)	31,171	623,421
Fidelity Series International Growth Fund (a)	32,452	504,629
Fidelity Series International Small Cap Fund (a)	6,632	116,066
Fidelity Series International Value Fund (a)	48,490	510,594
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,689,414)		1,754,710

Bond Funds - 31.4%
Fidelity Series Emerging Markets Debt Fund (a)	4,830	49,942
Fidelity Series Floating Rate High Income Fund (a)	2,186	20,858
Fidelity Series High Income Fund (a)	12,864	125,297
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,181	140,110
Fidelity Series International Credit Fund (a)(b)	419	4,186
Fidelity Series Investment Grade Bond Fund (a)	194,334	2,195,974
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,815	77,042
Fidelity Series Real Estate Income Fund (a)	3,491	39,586
TOTAL BOND FUNDS
(Cost $2,649,698)		2,652,995

Short-Term Funds - 11.0%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	655,069	655,069
Fidelity Series Short-Term Credit Fund (a)	27,585	275,847
TOTAL SHORT-TERM FUNDS
(Cost $930,910)		930,916
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $8,234,587)		8,456,262
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,761)
NET ASSETS - 100%		$8,451,501

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$955,013	$90,676	$1,148,850	$14,427	$--
Fidelity Advisor Mid Cap II Fund Class I	643,511	61,341	743,181	2,796	--
Fidelity Blue Chip Growth Fund	597,616	48,084	733,420	1,248	--
Fidelity Capital & Income Fund	269,513	18,814	305,024	8,838	--
Fidelity Equity-Income Fund	918,883	78,460	1,060,855	15,432	--
Fidelity Government Income Fund	533,167	79,126	592,637	7,110	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	506,801	73,039	579,840	1,803	--
Fidelity Large Cap Stock Fund	689,406	41,607	805,162	5,780	--
Fidelity Series 100 Index Fund	597,615	37,039	591,039	12,449	101,516
Fidelity Series 1000 Value Index Fund	--	143,517	23,292	--	124,192
Fidelity Series All-Sector Equity Fund	--	221,367	34,919	--	191,084
Fidelity Series Blue Chip Growth Fund	--	226,984	38,937	--	193,535
Fidelity Series Broad Market Opportunities Fund	1,056,569	401,555	1,235,422	4,789	--
Fidelity Series Commodity Strategy Fund	--	190,411	20,562	--	173,011
Fidelity Series Emerging Markets Debt Fund	--	56,810	6,652	544	49,942
Fidelity Series Emerging Markets Fund	--	689,231	104,633	--	623,421
Fidelity Series Floating Rate High Income Fund	--	23,613	2,772	169	20,858
Fidelity Series Government Money Market Fund 1.04%	--	740,622	85,552	1,075	655,069
Fidelity Series Growth & Income Fund	--	500,405	66,353	1,523	446,802
Fidelity Series Growth Company Fund	--	447,272	82,338	--	384,039
Fidelity Series High Income Fund	--	141,877	16,629	1,212	125,297
Fidelity Series Inflation-Protected Bond Index Fund	--	159,462	18,846	43	140,110
Fidelity Series International Credit Fund	--	4,186	--	--	4,186
Fidelity Series International Growth Fund	--	563,576	67,815	--	504,629
Fidelity Series International Small Cap Fund	--	128,474	16,568	--	116,066
Fidelity Series International Value Fund	--	563,576	68,261	--	510,594
Fidelity Series Intrinsic Opportunities Fund	--	451,286	14,170	--	450,393
Fidelity Series Investment Grade Bond Fund	--	2,481,405	289,022	9,370	2,195,974
Fidelity Series Long-Term Treasury Bond Index Fund	--	84,113	6,546	220	77,042
Fidelity Series Opportunistic Insights Fund	--	248,570	41,756	--	214,213
Fidelity Series Real Estate Equity Fund	--	46,104	8,492	143	38,564
Fidelity Series Real Estate Income Fund	--	44,533	5,210	458	39,586
Fidelity Series Short-Term Credit Fund	--	312,611	36,724	834	275,847
Fidelity Series Small Cap Discovery Fund	--	67,827	12,273	294	57,213
Fidelity Series Small Cap Opportunities Fund	91,791	125,452	57,016	438	172,614
Fidelity Series Stock Selector Large Cap Value Fund	--	385,522	61,293	--	334,432
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	539,192	311,922	2,271	236,033
Fidelity Short-Term Bond Fund	506,801	75,187	580,366	4,527	--
Fidelity Strategic Income Fund	269,513	22,618	297,386	7,153	--
Fidelity Strategic Real Return Fund	533,167	63,529	592,841	9,453	--
Fidelity Total Bond Fund	1,595,591	211,558	1,786,909	35,201	--
Total	$9,764,957	$10,890,631	$12,551,485	$149,600	$8,456,262

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $8,234,587) — See accompanying schedule		$8,456,262
Cash		1
Receivable for fund shares sold		20,000
Total assets		8,476,263
Liabilities
Payable for investments purchased	$18,067
Payable for fund shares redeemed	1,933
Accrued management fee	4,311
Distribution and service plan fees payable	451
Total liabilities		24,762
Net Assets		$8,451,501
Net Assets consist of:
Paid in capital		$7,199,971
Undistributed net investment income		6,628
Accumulated undistributed net realized gain (loss) on investments		1,023,227
Net unrealized appreciation (depreciation) on investments		221,675
Net Assets		$8,451,501
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($101,712 ÷ 1,587.12 shares)		$64.09
Maximum offering price per share (100/94.25 of $64.09)		$68.00
Class M:
Net Asset Value and redemption price per share ($752,493 ÷ 11,731.01 shares)		$64.15
Maximum offering price per share (100/96.50 of $64.15)		$66.48
Class C:
Net Asset Value and offering price per share ($141,950 ÷ 2,234.95 shares)(a)		$63.51
Fidelity Simplicity RMD 2020:
Net Asset Value, offering price and redemption price per share ($7,449,285 ÷ 116,289.16 shares)		$64.06
Class I:
Net Asset Value, offering price and redemption price per share ($6,061 ÷ 94.65 shares)		$64.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$149,600
Expenses
Management fee	$8,912
Distribution and service plan fees	5,718
Independent trustees' fees and expenses	39
Total expenses before reductions	14,669
Expense reductions	(34)	14,635
Net investment income (loss)		134,965
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	798,660
Capital gain distributions from underlying funds	440,830
Total net realized gain (loss)		1,239,490
Change in net unrealized appreciation (depreciation) on underlying funds		(446,503)
Net gain (loss)		792,987
Net increase (decrease) in net assets resulting from operations		$927,952

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,965	$153,024
Net realized gain (loss)	1,239,490	137,577
Change in net unrealized appreciation (depreciation)	(446,503)	(166,274)
Net increase (decrease) in net assets resulting from operations	927,952	124,327
Distributions to shareholders from net investment income	(130,309)	(152,794)
Distributions to shareholders from net realized gain	(89,994)	(242,649)
Total distributions	(220,303)	(395,443)
Share transactions - net increase (decrease)	(2,020,636)	169,969
Total increase (decrease) in net assets	(1,312,987)	(101,147)
Net Assets
Beginning of period	9,764,488	9,865,635
End of period	$8,451,501	$9,764,488
Other Information
Undistributed net investment income end of period	$6,628	$1,973

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.25	$60.93	$59.08	$54.91	$48.63
Income from Investment Operations
Net investment income (loss)A	.773	.786	.748	.742	.927
Net realized and unrealized gain (loss)	5.368	(.202)	2.585	5.022	6.538
Total from investment operations	6.141	.584	3.333	5.764	7.465
Distributions from net investment income	(.746)	(.773)	(.742)	(.712)	(.933)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.301)	(2.264)	(1.483)	(1.594)	(1.185)
Net asset value, end of period	$64.09	$59.25	$60.93	$59.08	$54.91
Total ReturnB,C	10.56%	1.16%	5.72%	10.68%	15.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%	.25%	.25%	.25%	.24%F
Expenses net of fee waivers, if any	.35%	.25%	.25%	.25%	.24%F
Expenses net of all reductions	.35%	.25%	.25%	.25%	.24%F
Net investment income (loss)	1.27%	1.38%	1.25%	1.28%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$102	$92	$109	$109	$10
Portfolio turnover rateD	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.31	$61.00	$59.15	$55.00	$48.61
Income from Investment Operations
Net investment income (loss)A	.622	.642	.599	.605	.781
Net realized and unrealized gain (loss)	5.378	(.205)	2.586	5.021	6.563
Total from investment operations	6.000	.437	3.185	5.626	7.344
Distributions from net investment income	(.605)	(.636)	(.594)	(.594)	(.702)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.160)	(2.127)	(1.335)	(1.476)	(.954)
Net asset value, end of period	$64.15	$59.31	$61.00	$59.15	$55.00
Total ReturnB,C	10.29%	.90%	5.45%	10.40%	15.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.50%	.50%	.49%F	.50%
Expenses net of fee waivers, if any	.60%	.50%	.50%	.49%F	.50%
Expenses net of all reductions	.60%	.50%	.50%	.49%F	.50%
Net investment income (loss)	1.02%	1.13%	1.00%	1.04%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$752	$752	$544	$451	$10
Portfolio turnover rateD	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.84	$60.60	$58.82	$54.75	$48.55
Income from Investment Operations
Net investment income (loss)A	.315	.357	.296	.304	.532
Net realized and unrealized gain (loss)	5.326	(.216)	2.580	5.003	6.524
Total from investment operations	5.641	.141	2.876	5.307	7.056
Distributions from net investment income	(.416)	(.410)	(.355)	(.355)	(.604)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(.971)	(1.901)	(1.096)	(1.237)	(.856)
Net asset value, end of period	$63.51	$58.84	$60.60	$58.82	$54.75
Total ReturnB,C	9.74%	.39%	4.94%	9.84%	14.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.63%	.49%	.53%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$142	$175	$177	$205	$154
Portfolio turnover rateD	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.87	$48.59
Income from Investment Operations
Net investment income (loss)A	.924	.928	.898	.880	1.051
Net realized and unrealized gain (loss)	5.363	(.202)	2.584	5.027	6.531
Total from investment operations	6.287	.726	3.482	5.907	7.582
Distributions from net investment income	(.882)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.437)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$64.06	$59.21	$60.89	$59.04	$54.87
Total ReturnB	10.83%	1.41%	5.98%	10.97%	15.86%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$7,449	$8,744	$9,019	$7,882	$3,925
Portfolio turnover rateC	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.88	$48.59
Income from Investment Operations
Net investment income (loss)A	.922	.929	.897	.887	1.040
Net realized and unrealized gain (loss)	5.366	(.203)	2.585	5.010	6.552
Total from investment operations	6.288	.726	3.482	5.897	7.592
Distributions from net investment income	(.903)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.458)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$64.04	$59.21	$60.89	$59.04	$54.88
Total ReturnB	10.84%	1.41%	5.98%	10.95%	15.88%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$6	$2	$18	$17	$2
Portfolio turnover rateC	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (formerly Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2036 Fund and Fidelity Income Replacement 2040 Fund respectively) (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

The Funds offer the following classes of shares: Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund shares. Class A, Class M (formerly Class T), Class C and Class I of each Fund is closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Simplicity RMD Income Fund	$10,209,922	$126,981	$(2,078)	$124,903
Fidelity Simplicity RMD 2005 Fund	20,720,374	316,627	(4,361)	312,266
Fidelity Simplicity RMD 2010 Fund	6,298,103	121,079	(1,098)	119,981
Fidelity Simplicity RMD 2015 Fund	8,131,952	181,819	(1,394)	180,425
Fidelity Simplicity RMD 2020 Fund	8,237,182	220,397	(1,317)	219,080

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Simplicity RMD Income Fund	$17,284	$671,514	$124,903
Fidelity Simplicity RMD 2005 Fund	24,290	2,150,106	312,266
Fidelity Simplicity RMD 2010 Fund	6,483	843,057	119,981
Fidelity Simplicity RMD 2015 Fund	7,405	967,148	180,425
Fidelity Simplicity RMD 2020 Fund	6,628	1,025,820	219,080

The tax character of distributions paid was as follows:

July 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$154,846	$20,336	$175,182
Fidelity Simplicity RMD 2005 Fund	409,599	131,952	541,551
Fidelity Simplicity RMD 2010 Fund	113,623	78,314	191,937
Fidelity Simplicity RMD 2015 Fund	150,855	105,151	256,006
Fidelity Simplicity RMD 2020 Fund	142,187	78,116	220,303

July 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$160,372	$158,245	$318,617
Fidelity Simplicity RMD 2005 Fund	504,468	450,999	955,467
Fidelity Simplicity RMD 2010 Fund	127,490	192,115	319,605
Fidelity Simplicity RMD 2015 Fund	168,989	230,244	399,233
Fidelity Simplicity RMD 2020 Fund	160,559	234,884	395,443

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Simplicity RMD Income Fund	13,585,897	12,723,039
Fidelity Simplicity RMD 2005 Fund	25,692,690	34,750,943
Fidelity Simplicity RMD 2010 Fund	9,153,889	10,327,828
Fidelity Simplicity RMD 2015 Fund	11,249,078	14,240,440
Fidelity Simplicity RMD 2020 Fund	10,890,631	12,551,485

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Simplicity RMD Income Fund	.465%
Fidelity Simplicity RMD 2005 Fund	.499%
Fidelity Simplicity RMD 2010 Fund	.542%
Fidelity Simplicity RMD 2015 Fund	.584%
Fidelity Simplicity RMD 2020 Fund	.618%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Simplicity RMD Income Fund
Class A	-%	.25%	$476	$1
Class M	.25%	.25%	740	42
Class C	.75%	.25%	1,503	2
			$2,719	$45
Fidelity Simplicity RMD 2005 Fund
Class A	-%	.25%	$1,006	$9
Class M	.25%	.25%	1,954	4
Class C	.75%	.25%	1,636	40
			$4,596	$53
Fidelity Simplicity RMD 2010 Fund
Class A	-%	.25%	$835	$3
Class M	.25%	.25%	171	104
Class C	.75%	.25%	1,272	120
			$2,278	$227
Fidelity Simplicity RMD 2015 Fund
Class A	-%	.25%	$1,251	$10
Class M	.25%	.25%	3,642	8
Class C	.75%	.25%	3,301	33
			$8,194	$51
Fidelity Simplicity RMD 2020 Fund
Class A	-%	.25%	$239	$10
Class M	.25%	.25%	3,758	44
Class C	.75%	.25%	1,721	4
			$5,718	$58

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Simplicity RMD 2010 Fund
Class C(a)	$57
$57

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued. The following Funds were in reimbursement during the period:

Reimbursement(a)
Fidelity Simplicity RMD Income Fund	$36
Fidelity Simplicity RMD 2005 Fund	93
Fidelity Simplicity RMD 2010 Fund	27
Fidelity Simplicity RMD 2015 Fund	36
Fidelity Simplicity RMD 2020 Fund	34

 (a) Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
Fidelity Simplicity RMD Income Fund
From net investment income
Class A	$2,282	$4,661
Class M	1,432	2,666
Class C	816	949
Fidelity Simplicity RMD Income	138,035	141,578
Class I	771	915
Total	$143,336	$150,769
From net realized gain
Class A	$575	$7,591
Class M	454	5,214
Class C	467	2,769
Fidelity Simplicity RMD Income	30,188	151,262
Class I	162	1,012
Total	$31,846	$167,848
Fidelity Simplicity RMD 2005 Fund
From net investment income
Class A	$4,912	$10,860
Class M	3,849	4,711
Class C	1,120	1,570
Fidelity Simplicity RMD 2005	365,950	458,398
Class I	807	1,058
Total	$376,638	$476,597
From net realized gain
Class A	$2,747	$14,148
Class M	2,461	7,542
Class C	1,197	3,748
Fidelity Simplicity RMD 2005	158,149	449,213
Class I	359	4,219
Total	$164,913	$478,870
Fidelity Simplicity RMD 2010 Fund
From net investment income
Class A	$4,378	$5,451
Class M	291	931
Class C	797	878
Fidelity Simplicity RMD 2010	98,058	113,077
Class I	847	896
Total	$104,371	$121,233
From net realized gain
Class A	$4,415	$10,055
Class M	583	1,736
Class C	1,484	3,229
Fidelity Simplicity RMD 2010	80,413	181,970
Class I	671	1,382
Total	$87,566	$198,372
Fidelity Simplicity RMD 2015 Fund
From net investment income
Class A	$6,233	$5,910
Class M	6,368	11,291
Class C	2,539	2,752
Fidelity Simplicity RMD 2015	122,743	140,284
Class I	12	12
Total	$137,895	$160,249
From net realized gain
Class A	$5,776	$9,270
Class M	11,903	23,460
Class C	4,463	9,451
Fidelity Simplicity RMD 2015	95,960	196,785
Class I	9	18
Total	$118,111	$238,984
Fidelity Simplicity RMD 2020 Fund
From net investment income
Class A	$1,174	$1,339
Class M	7,533	7,925
Class C	1,242	1,221
Fidelity Simplicity RMD 2020	120,329	142,075
Class I	31	234
Total	$130,309	$152,794
From net realized gain
Class A	$864	$2,644
Class M	6,984	14,410
Class C	1,647	4,357
Fidelity Simplicity RMD 2020	80,482	220,792
Class I	17	446
Total	$89,994	$242,649

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Fidelity Simplicity RMD Income Fund
Class A
Reinvestment of distributions	34	194	$2,022	$10,972
Shares redeemed	(80)	(4,831)	(4,750)	(271,160)
Net increase (decrease)	(46)	(4,637)	$(2,728)	$(260,188)
Class M
Reinvestment of distributions	14	116	$813	$6,575
Shares redeemed	(221)	(3,141)	(13,046)	(175,892)
Net increase (decrease)	(207)	(3,025)	$(12,233)	$(169,317)
Class C
Reinvestment of distributions	22	66	$1,283	$3,718
Shares redeemed	(291)	(191)	(17,145)	(10,917)
Net increase (decrease)	(269)	(125)	$(15,862)	$(7,199)
Fidelity Simplicity RMD Income
Shares sold	52,476	49,373	$3,112,035	$2,825,155
Reinvestment of distributions	1,901	4,112	112,003	233,011
Shares redeemed	(43,924)	(58,308)	(2,604,210)	(3,311,153)
Net increase (decrease)	10,453	(4,823)	$619,828	$(252,987)
Class I
Reinvestment of distributions	9	20	$502	$1,130
Shares redeemed	–	(254)	–	(14,566)
Net increase (decrease)	9	(234)	$502	$(13,436)
Fidelity Simplicity RMD 2005 Fund
Class A
Shares sold	–	5,853	$–	$346,051
Reinvestment of distributions	125	426	7,658	25,007
Shares redeemed	(2,916)	(11,648)	(179,682)	(660,057)
Net increase (decrease)	(2,791)	(5,369)	$(172,024)	$(288,999)
Class M
Shares sold	–	1,673	$–	$98,478
Reinvestment of distributions	75	176	4,542	10,305
Shares redeemed	(1,054)	(2,517)	(64,651)	(148,353)
Net increase (decrease)	(979)	(668)	$(60,109)	$(39,570)
Class C
Shares sold	–	1,169	$–	$70,718
Reinvestment of distributions	38	91	2,317	5,318
Shares redeemed	(2,352)	(633)	(146,656)	(38,307)
Net increase (decrease)	(2,314)	627	$(144,339)	$37,729
Fidelity Simplicity RMD 2005
Shares sold	15,409	195,909	$952,887	$11,547,098
Reinvestment of distributions	6,181	12,560	378,181	737,302
Shares redeemed	(173,686)	(165,141)	(10,758,964)	(9,729,252)
Net increase (decrease)	(152,096)	43,328	$(9,427,896)	$2,555,148
Class I
Shares sold	–	4,724	$–	$284,670
Reinvestment of distributions	19	90	1,166	5,277
Shares redeemed	(358)	(8,655)	(22,152)	(514,080)
Net increase (decrease)	(339)	(3,841)	$(20,986)	$(224,133)
Fidelity Simplicity RMD 2010 Fund
Class A
Shares sold	9	–	$525	$–
Reinvestment of distributions	134	249	7,621	13,708
Shares redeemed	(2,697)	(636)	(158,781)	(35,019)
Net increase (decrease)	(2,554)	(387)	$(150,635)	$(21,311)
Class M
Shares sold	–	1,176	$–	$64,363
Reinvestment of distributions	15	48	874	2,667
Shares redeemed	(644)	(1,358)	(36,603)	(71,273)
Net increase (decrease)	(629)	(134)	$(35,729)	$(4,243)
Class C
Shares sold	11	–	$616	$–
Reinvestment of distributions	40	74	2,261	4,046
Shares redeemed	(41)	(237)	(2,329)	(12,646)
Net increase (decrease)	10	(163)	$548	$(8,600)
Fidelity Simplicity RMD 2010
Shares sold	18,807	3,094	$1,111,275	$172,900
Reinvestment of distributions	1,903	4,515	108,612	248,476
Shares redeemed	(41,072)	(23,938)	(2,444,268)	(1,316,244)
Net increase (decrease)	(20,362)	(16,329)	$(1,224,381)	$(894,868)
Class I
Reinvestment of distributions	27	41	$1,518	$2,278
Shares redeemed	–	(52)	–	(2,741)
Net increase (decrease)	27	(11)	$1,518	$(463)
Fidelity Simplicity RMD 2015 Fund
Class A
Shares sold	–	1,233	$–	$70,588
Reinvestment of distributions	199	260	12,009	15,180
Shares redeemed	(2,632)	(509)	(169,007)	(30,132)
Net increase (decrease)	(2,433)	984	$(156,998)	$55,636
Class M
Shares sold	–	311	$–	$18,325
Reinvestment of distributions	267	551	16,027	32,064
Shares redeemed	(8,750)	(1,416)	(532,221)	(82,028)
Net increase (decrease)	(8,483)	(554)	$(516,194)	$(31,639)
Class C
Reinvestment of distributions	93	183	$5,542	$10,599
Shares redeemed	(5,110)	(1,005)	(323,132)	(58,699)
Net increase (decrease)	(5,017)	(822)	$(317,590)	$(48,100)
Fidelity Simplicity RMD 2015
Shares sold	5,906	12,583	$363,643	$727,911
Reinvestment of distributions	2,502	4,205	150,898	244,970
Shares redeemed	(45,731)	(17,250)	(2,863,060)	(1,012,347)
Net increase (decrease)	(37,323)	(462)	$(2,348,519)	$(39,466)
Class I
Reinvestment of distributions	–(a)	1	$21	$30
Shares redeemed	–	(2)	–	(38)
Net increase (decrease)	–(a)	(1)	$21	$(8)
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	33	64	$1,945	$3,649
Shares redeemed	–	(291)	(13)	(16,674)
Net increase (decrease)	33	(227)	$1,932	$(13,025)
Class M
Shares sold	–	9,235	$–	$527,973
Reinvestment of distributions	176	303	10,404	17,283
Shares redeemed	(1,122)	(5,773)	(68,939)	(327,421)
Net increase (decrease)	(946)	3,765	$(58,535)	$217,835
Class C
Reinvestment of distributions	45	93	$2,622	$5,260
Shares redeemed	(779)	(40)	(48,468)	(2,283)
Net increase (decrease)	(734)	53	$(45,846)	$2,977
Fidelity Simplicity RMD 2020
Shares sold	8,889	16,324	$545,653	$939,546
Reinvestment of distributions	2,397	5,088	141,832	289,555
Shares redeemed	(42,684)	(21,837)	(2,609,720)	(1,251,519)
Net increase (decrease)	(31,398)	(425)	$(1,922,235)	$(22,418)
Class I
Shares sold	63	–	$4,000	$–
Reinvestment of distributions	1	12	48	671
Shares redeemed	–	(279)	–	(16,071)
Net increase (decrease)	64	(267)	$4,048	$(15,400)

 (a) Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Simplicity RMD Income Fund (formerly Fidelity Income Replacement 2024 Fund), Fidelity Simplicity RMD 2005 Fund (formerly Fidelity Income Replacement 2028 Fund), Fidelity Simplicity RMD 2010 Fund (formerly Fidelity Income Replacement 2032 Fund), Fidelity Simplicity RMD 2015 Fund (formerly Fidelity Income Replacement 2036 Fund) and Fidelity Simplicity RMD 2020 Fund (formerly Fidelity Income Replacement 2040 Fund):

We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the Funds), each a fund of the Fidelity Income Fund, including the schedules of investments, as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Fidelity Simplicity RMD Income Fund
Class A	.40%
Actual		$1,000.00	$1,040.50	$2.02**
Hypothetical-C		$1,000.00	$1,022.81	$2.01**
Class M	.65%
Actual		$1,000.00	$1,039.00	$3.29**
Hypothetical-C		$1,000.00	$1,021.57	$3.26**
Class C	1.15%
Actual		$1,000.00	$1,036.60	$5.81**
Hypothetical-C		$1,000.00	$1,019.09	$5.76**
Fidelity Simplicity RMD Income	.15%
Actual		$1,000.00	$1,041.90	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Class I	.15%
Actual		$1,000.00	$1,041.70	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Fidelity Simplicity RMD 2005 Fund
Class A	.41%
Actual		$1,000.00	$1,049.40	$2.08**
Hypothetical-C		$1,000.00	$1,022.76	$2.06**
Class M	.65%
Actual		$1,000.00	$1,048.20	$3.30**
Hypothetical-C		$1,000.00	$1,021.57	$3.26**
Class C	1.19%
Actual		$1,000.00	$1,045.60	$6.04**
Hypothetical-C		$1,000.00	$1,018.89	$5.96**
Fidelity Simplicity RMD 2005	.15%
Actual		$1,000.00	$1,050.90	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Class I	.16%
Actual		$1,000.00	$1,050.90	$.81**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Fidelity Simplicity RMD 2010 Fund
Class A	.43%
Actual		$1,000.00	$1,056.90	$2.19**
Hypothetical-C		$1,000.00	$1,022.66	$2.16**
Class M	.75%
Actual		$1,000.00	$1,055.30	$3.82**
Hypothetical-C		$1,000.00	$1,021.08	$3.76**
Class C	1.16%
Actual		$1,000.00	$1,052.80	$5.90**
Hypothetical-C		$1,000.00	$1,019.04	$5.81**
Fidelity Simplicity RMD 2010	.16%
Actual		$1,000.00	$1,058.20	$.82**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Class I	.16%
Actual		$1,000.00	$1,058.20	$.82**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Fidelity Simplicity RMD 2015 Fund
Class A	.43%
Actual		$1,000.00	$1,063.10	$2.20**
Hypothetical-C		$1,000.00	$1,022.66	$2.16**
Class M	.73%
Actual		$1,000.00	$1,061.70	$3.73**
Hypothetical-C		$1,000.00	$1,021.17	$3.66**
Class C	1.21%
Actual		$1,000.00	$1,059.00	$6.18**
Hypothetical-C		$1,000.00	$1,018.79	$6.06**
Fidelity Simplicity RMD 2015	.18%
Actual		$1,000.00	$1,064.50	$.92**
Hypothetical-C		$1,000.00	$1,023.90	$.90**
Class I	.24%
Actual		$1,000.00	$1,064.20	$1.23**
Hypothetical-C		$1,000.00	$1,023.60	$1.20**
Fidelity Simplicity RMD 2020 Fund
Class A	.44%
Actual		$1,000.00	$1,068.80	$2.26**
Hypothetical-C		$1,000.00	$1,022.61	$2.21**
Class M	.69%
Actual		$1,000.00	$1,067.40	$3.54**
Hypothetical-C		$1,000.00	$1,021.37	$3.46**
Class C	1.20%
Actual		$1,000.00	$1,064.70	$6.14**
Hypothetical-C		$1,000.00	$1,018.84	$6.01**
Fidelity Simplicity RMD 2020	.20%
Actual		$1,000.00	$1,070.10	$1.03**
Hypothetical-C		$1,000.00	$1,023.80	$1.00**
Class I	.15%
Actual		$1,000.00	$1,070.10	$.77**
Hypothetical-C		$1,000.00	$1,024.05	$.75**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

**If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Simplicity RMD Income Fund
Class A	.72%
Actual		$3.64
Hypothetical-(b)		$3.61
Class M	.97%
Actual		$4.90
Hypothetical-(b)		$4.86
Class C	1.47%
Actual		$7.42
Hypothetical-(b)		$7.35
Fidelity Simplicity RMD Income	.47%
Actual		$2.38
Hypothetical-(b)		$2.36
Class I	.47%
Actual		$2.38
Hypothetical-(b)		$2.36
Fidelity Simplicity RMD 2005 Fund
Class A	.75%
Actual		$3.81
Hypothetical-(b)		$3.76
Class M	1.00%
Actual		$5.07
Hypothetical-(b)		$5.01
Class C	1.50%
Actual		$7.60
Hypothetical-(b)		$7.50
Fidelity Simplicity RMD 2005	.50%
Actual		$2.54
Hypothetical-(b)		$2.51
Class I	.50%
Actual		$2.54
Hypothetical-(b)		$2.51
Fidelity Simplicity RMD 2010 Fund
Class A	.79%
Actual		$4.03
Hypothetical-(b)		$3.96
Class M	1.04%
Actual		$5.30
Hypothetical-(b)		$5.21
Class C	1.54%
Actual		$7.83
Hypothetical-(b)		$7.70
Fidelity Simplicity RMD 2010	.54%
Actual		$2.75
Hypothetical-(b)		$2.71
Class I	.54%
Actual		$2.75
Hypothetical-(b)		$2.71
Fidelity Simplicity RMD 2015 Fund
Class A	.83%
Actual		$4.24
Hypothetical-(b)		$4.16
Class M	1.08%
Actual		$5.52
Hypothetical-(b)		$5.41
Class C	1.58%
Actual		$8.06
Hypothetical-(b)		$7.90
Fidelity Simplicity RMD 2015	.58%
Actual		$2.97
Hypothetical-(b)		$2.91
Class I	.58%
Actual		$2.97
Hypothetical-(b)		$2.91
Fidelity Simplicity RMD 2020 Fund
Class A	.87%
Actual		$4.46
Hypothetical-(b)		$4.36
Class M	1.12%
Actual		$5.74
Hypothetical-(b)		$5.61
Class C	1.62%
Actual		$8.28
Hypothetical-(b)		$8.10
Fidelity Simplicity RMD 2020	.62%
Actual		$3.18
Hypothetical-(b)		$3.11
Class I	.62%
Actual		$3.18
Hypothetical-(b)		$3.11

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Simplicity RMD Income Fund
Class A	09/18/2017	09/15/2017	$3.849
Class M	09/18/2017	09/15/2017	$3.849
Class C	09/18/2017	09/15/2017	$3.849
Simplicity RMD Income	09/18/2017	09/15/2017	$3.849
Class I	09/18/2017	09/15/2017	$3.849
Fidelity Simplicity RMD 2005 Fund
Class A	09/18/2017	09/15/2017	$6.849
Class M	09/18/2017	09/15/2017	$6.849
Class C	09/18/2017	09/15/2017	$6.849
Simplicity RMD 2005	09/18/2017	09/15/2017	$6.849
Class I	09/18/2017	09/15/2017	$6.849
Fidelity Simplicity RMD 2010 Fund
Class A	09/18/2017	09/15/2017	$8.342
Class M	09/18/2017	09/15/2017	$8.342
Class C	09/18/2017	09/15/2017	$8.342
Simplicity RMD 2010	09/18/2017	09/15/2017	$8.342
Class I	09/18/2017	09/15/2017	$8.342
Fidelity Simplicity RMD 2015 Fund
Class A	09/18/2017	09/15/2017	$7.473
Class M	09/18/2017	09/15/2017	$7.473
Class C	09/18/2017	09/15/2017	$7.473
Simplicity RMD 2015	09/18/2017	09/15/2017	$7.473
Class I	09/18/2017	09/15/2017	$7.473
Fidelity Simplicity RMD 2020 Fund
Class A	09/18/2017	09/15/2017	$6.595
Class M	09/18/2017	09/15/2017	$6.595
Class C	09/18/2017	09/15/2017	$6.595
Simplicity RMD 2020	09/18/2017	09/15/2017	$6.595
Class I	09/18/2017	09/15/2017	$6.595

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD Income Fund	$679,883
Fidelity Simplicity RMD 2005 Fund	$2,275,212
Fidelity Simplicity RMD 2010 Fund	$1,070,650
Fidelity Simplicity RMD 2015 Fund	$1,116,872
Fidelity Simplicity RMD 2020 Fund	$1,141,659

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Simplicity RMD Income Fund
Class A	5.11%
Class M	5.11%
Class C	5.11%
Simplicity RMD Income	5.11%
Class I	5.11%
Fidelity Simplicity RMD 2005 Fund
Class A	3.75%
Class M	3.75%
Class C	3.75%
Simplicity RMD 2005	3.75%
Class I	3.75%
Fidelity Simplicity RMD 2010 Fund
Class A	2.92%
Class M	2.92%
Class C	2.92%
Simplicity RMD 2010	2.92%
Class I	2.92%
Fidelity Simplicity RMD 2015 Fund
Class A	2.55%
Class M	2.55%
Class C	2.55%
Simplicity RMD 2015	2.55%
Class I	2.55%
Fidelity Simplicity RMD 2020 Fund
Class A	2.30%
Class M	2.30%
Class C	2.30%
Simplicity RMD 2020	2.30%
Class I	2.30%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Simplicity RMD Income Fund
August 2016	30%	46%	0%	23%	23%
September 2016	43%	63%	100%	33%	33%
October 2016	37%	43%	63%	33%	33%
November 2016	44%	71%	0%	33%	33%
December 2016 (ex-date 12/16/16)	33%	33%	33%	33%	33%
December 2016 (ex-date 12/29/16)	35%	37%	42%	33%	33%
January 2017	28%	38%	100%	22%	22%
February 2017	31%	53%	0%	22%	22%
March 2017	28%	40%	100%	22%	22%
April 2017	26%	31%	56%	22%	22%
May 2017	0%	0%	0%	0%	0%
June 2017	29%	42%	100%	22%	22%
July 2017	29%	43%	100%	22%	22%
Fidelity Simplicity RMD 2005 Fund
August 2016	38%	58%	0%	28%	28%
September 2016	53%	81%	100%	41%	41%
October 2016	47%	54%	80%	41%	41%
November 2016	57%	94%	0%	41%	41%
December 2016 (ex-date 12/16/16)	41%	41%	41%	41%	41%
December 2016 (ex-date 12/29/16)	43%	46%	50%	41%	41%
January 2017	40%	61%	100%	32%	32%
February 2017	47%	86%	0%	32%	32%
March 2017	45%	64%	100%	32%	32%
April 2017	38%	47%	0%	32%	32%
May 2017	0%	0%	0%	0%	0%
June 2017	44%	67%	0%	32%	32%
July 2017	42%	63%	100%	32%	32%
Fidelity Simplicity RMD 2010 Fund
August 2016	44%	70%	0%	31%	31%
September 2016	60%	93%	0%	46%	46%
October 2016	52%	61%	91%	45%	45%
November 2016	66%	100%	0%	45%	45%
December 2016 (ex-date 12/16/16)	46%	46%	46%	46%	46%
December 2016 (ex-date 12/29/16)	48%	52%	56%	46%	46%
January 2017	53%	88%	0%	39%	39%
February 2017	58%	100%	0%	39%	39%
March 2017	55%	79%	0%	39%	39%
April 2017	46%	57%	100%	39%	39%
May 2017	0%	0%	0%	0%	0%
June 2017	55%	87%	0%	39%	39%
July 2017	57%	100%	0%	39%	40%
Fidelity Simplicity RMD 2015 Fund
August 2016	46%	78%	0%	32%	32%
September 2016	64%	100%	0%	47%	47%
October 2016	56%	65%	99%	48%	48%
November 2016	69%	100%	0%	48%	48%
December 2016 (ex-date 12/16/16)	51%	51%	51%	51%	51%
December 2016 (ex-date 12/29/16)	52%	59%	60%	50%	50%
January 2017	63%	65%	0%	46%	46%
February 2017	70%	100%	0%	45%	45%
March 2017	64%	100%	0%	45%	45%
April 2017	54%	68%	100%	45%	45%
May 2017	0%	0%	0%	0%	0%
June 2017	66%	100%	0%	45%	45%
July 2017	58%	100%	0%	45%	41%
Fidelity Simplicity RMD 2020 Fund
August 2016	48%	86%	0%	34%	34%
September 2016	69%	100%	0%	50%	50%
October 2016	57%	67%	98%	50%	50%
November 2016	77%	100%	0%	50%	50%
December 2016 (ex-date 12/16/16)	52%	52%	52%	52%	52%
December 2016 (ex-date 12/29/16)	53%	56%	61%	52%	52%
January 2017	87%	100%	0%	52%	52%
February 2017	83%	100%	0%	52%	52%
March 2017	71%	100%	0%	51%	51%
April 2017	61%	78%	100%	51%	51%
May 2017	0%	0%	0%	0%	0%
June 2017	75%	100%	0%	51%	51%
July 2017	92%	100%	0%	53%	30%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 19, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

For Fidelity Simplicity RMD Income Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	6,371,329.13	97.937
Against	134,265.64	2.063
Abstain	0.00	0.000
TOTAL	6,505,594.77	100.000

PROPOSAL 1

For Fidelity Simplicity RMD 2005 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	16,631,958.86	94.938
Against	683,400.99	3.901
Abstain	203,536.75	1.161
TOTAL	17,518,896.60	100.000

PROPOSAL 1

For Fidelity Simplicity RMD 2010 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	5,969,376.47	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	5,969,376.47	100.000

PROPOSAL 1

For Fidelity Simplicity RMD 2015 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	7,712,242.87	99.606
Against	0.00	0.000
Abstain	30,507.28	0.394
TOTAL	7,742,750.15	100.000

PROPOSAL 1

For Fidelity Simplicity RMD 2020 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	5,962,949.34	93.528
Against	412,668.45	6.472
Abstain	0.00	0.000
TOTAL	6,375,617.79	100.000

PROPOSAL 2

For Fidelity Simplicity RMD Income Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,469,652.37	99.448
Against	35,942.40	0.552
Abstain	0.00	0.000
TOTAL	6,505,594.77	100.000

PROPOSAL 2

For Fidelity Simplicity RMD 2005 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	16,763,439.95	95.688
Against	351,339.88	2.006
Abstain	404,116.77	2.306
TOTAL	17,518,896.60	100.000

PROPOSAL 2

For Fidelity Simplicity RMD 2010 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,969,376.47	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	5,969,376.47	100.000

PROPOSAL 2

For Fidelity Simplicity RMD 2015 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	7,712,242.87	99.606
Against	0.00	0.000
Abstain	30,507.28	0.394
TOTAL	7,742,750.15	100.000

PROPOSAL 2

For Fidelity Simplicity RMD 2020 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,962,949.34	93.528
Against	412,668.45	6.472
Abstain	0.00	0.000
TOTAL	6,375,617.79	100.000

ASRD-ANN-0917
1.9881725.100

Fidelity Simplicity RMD Income Fund℠ (formerly Fidelity Income Replacement 2024 Fund℠)

Fidelity Simplicity RMD 2005 Fund℠ (formerly Fidelity Income Replacement 2028 Fund℠)

Fidelity Simplicity RMD 2010 Fund℠ (formerly Fidelity Income Replacement 2032 Fund℠)

Fidelity Simplicity RMD 2015 Fund℠ (formerly Fidelity Income Replacement 2036 Fund℠)

Fidelity Simplicity RMD 2020 Fund℠ (formerly Fidelity Income Replacement 2040 Fund℠)

Annual Report

July 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Simplicity RMD 2005 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Simplicity RMD Income Fund℠	6.27%	6.46%	4.75%

 A From August 30, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD Income Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,845	Fidelity Simplicity RMD Income Fund℠
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Simplicity RMD 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Simplicity RMD 2005 Fund℠	8.05%	7.42%	5.12%

 A From August 30, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2005 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,419	Fidelity Simplicity RMD 2005 Fund℠
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Simplicity RMD 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Simplicity RMD 2010 Fund℠	9.20%	8.00%	5.33%

 A From August 30, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2010 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,742	Fidelity Simplicity RMD 2010 Fund℠
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index
$20,995	S&P 500® Index

Going forward, the fund's performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Simplicity RMD 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Simplicity RMD 2015 Fund℠	10.08%	8.42%	5.43%

 A From August 30, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2015 Fund℠, a class of the fund, on August 30, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,897	Fidelity Simplicity RMD 2015 Fund℠
$15,219	Bloomberg Barclays U.S. Aggregate Bond Index
$20,995	S&P 500® Index

Going forward, the fund's performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Simplicity RMD 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity Simplicity RMD 2020 Fund℠	10.83%	8.90%	5.46%

 A From December 31, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2020 Fund℠, a class of the fund, on December 31, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,637	Fidelity Simplicity RMD 2020 Fund℠
$20,703	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index gained 17.53% for the 12 months ending July 31, 2017. Favorable election results in France and elsewhere suggested ebbing eurozone uncertainty and near-term risk. Europe (+23%) nearly doubled the 12% gain of the U.K., which faced mixed conditions ahead of its expected exit from the European Union. U.S. stocks (+16%) rallied on post-election optimism. Despite continued central-bank easing, Japan (+15%) lagged the rest of the Asia Pacific group (+19%). Commodity-price volatility whipsawed Canada (+13%), but emerging markets (+25%) boomed. In the U.S., small-cap stocks bested large-caps and growth- topped value-oriented stocks, with the reverse true overseas. Among sectors, financials (+34%) led the MSCI ACWI atop rising interest rates that, at the same time, pressured real estate (+3%), as well as utilities (+6%), consumer staples (+5%) and telecommunication services (+1%) – so-called “bond proxy” sectors. Telecoms also faced higher competition. Semiconductor and internet-related names boosted information technology (+32%). Materials (+23%) and industrials (+19%) responded to calls for more spending on infrastructure. Energy (+6%) fared well in the year’s first half, given rising commodity prices and optimism that OPEC (the Organization of the Petroleum Exporting Countries) might curb output, but oil prices peaked at the start of 2017 and ceded ground thereafter. Early on, health care (+5%) struggled with legislative and drug-pricing worries. Lastly, the consumer discretionary sector more or less matched the MSCI ACWI return.

In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.51% amid concern that President Trump’s promises to reform health care and tax legislation and increase infrastructure spending would hurt bond valuations. The U.S. Federal Reserve thrice raised interest rate targets by a quarter-point, most recently in June. Within the Bloomberg Barclays index, investment-grade spread sectors, led by corporate credit, mostly advanced; Treasuries, though, declined. Outside the index, riskier debt classes turned in the strongest results, with U.S. high-yield debt marking a double-digit gain. Inflation-protected debt ended lower for the year.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year ending July 31, 2017, the share classes of each Fidelity Simplicity RMD Fund℠ (excluding sales charges, if applicable) recorded gains ranging from about 5% to 6% for Simplicity RMD Income Fund to about 10% to 11% for Simplicity RMD 2020 Fund. Each Fund outperformed its respective Composite index, with results versus respective peer averages mostly favorable. Overall, both allocation decisions within asset classes as well as performance among underlying investments added value versus Composites. Within the Funds’ U.S. equity allocation, large-cap growth strategies contributed most to relative results; detractors included mainly value-oriented investments and those with broad market-cap exposure. Investments in the emerging-markets equity asset class added notable value. The Funds’ core fixed-income allocation posted a modest gain, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index, which declined. Allocations to commodity and inflation-protected securities detracted from relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On June 1, 2017, five former Fidelity Income Replacement Fund portfolios – Income Replacement 2024, 2028, 2032, 2036 and 2040 – were repositioned as a new set of Funds named Fidelity Simplicity RMD Funds, where RMD stands for “required minimum distribution.” Simplicity RMD Funds invest exclusively in Fidelity’s Series funds.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.5	0.0
Fidelity Series Government Money Market Fund 1.04%	19.6	0.0
Fidelity Series Short-Term Credit Fund	8.4	0.0
Fidelity Series Emerging Markets Fund	4.7	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.8	0.0
Fidelity Series International Value Fund	2.9	0.0
Fidelity Series International Growth Fund	2.9	0.0
Fidelity Series Growth & Income Fund	2.1	0.0
Fidelity Series Intrinsic Opportunities Fund	2.0	0.0
Fidelity Series Commodity Strategy Fund	2.0	0.0
	85.9	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.7%
International Equity Funds	11.2%
Bond Funds	45.1%
Short-Term Funds	28.0%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
Bond Funds	40.6%
Short-Term Funds	27.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,018	$48,809
Fidelity Series 1000 Value Index Fund (a)	4,830	59,653
Fidelity Series All-Sector Equity Fund (a)	6,994	91,767
Fidelity Series Blue Chip Growth Fund (a)	6,606	92,951
Fidelity Series Commodity Strategy Fund (a)(b)	40,490	211,763
Fidelity Series Growth & Income Fund (a)	14,106	214,553
Fidelity Series Growth Company Fund (a)	11,074	183,716
Fidelity Series Intrinsic Opportunities Fund (a)	12,261	212,114
Fidelity Series Opportunistic Insights Fund (a)	5,786	102,882
Fidelity Series Real Estate Equity Fund (a)	1,420	18,859
Fidelity Series Small Cap Discovery Fund (a)	2,342	27,473
Fidelity Series Small Cap Opportunities Fund (a)	5,748	82,893
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,338	160,891
Fidelity Series Value Discovery Fund (a)	8,483	113,333
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,547,183)		1,621,657

International Equity Funds - 11.2%
Fidelity Series Emerging Markets Fund (a)	24,507	490,145
Fidelity Series International Growth Fund (a)	19,211	298,725
Fidelity Series International Small Cap Fund (a)	3,925	68,692
Fidelity Series International Value Fund (a)	28,698	302,189
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,114,632)		1,159,751

Bond Funds - 45.1%
Fidelity Series Emerging Markets Debt Fund (a)	5,964	61,666
Fidelity Series Floating Rate High Income Fund (a)	2,699	25,746
Fidelity Series High Income Fund (a)	15,884	154,714
Fidelity Series Inflation-Protected Bond Index Fund (a)	39,694	392,177
Fidelity Series International Credit Fund (a)(b)	496	4,963
Fidelity Series Investment Grade Bond Fund (a)	343,000	3,875,896
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,902	95,279
Fidelity Series Real Estate Income Fund (a)	4,304	48,806
TOTAL BOND FUNDS
(Cost $4,653,357)		4,659,247

Short-Term Funds - 28.0%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	2,030,693	2,030,693
Fidelity Series Short-Term Credit Fund (a)	86,348	863,477
TOTAL SHORT-TERM FUNDS
(Cost $2,894,137)		2,894,170
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,209,309)		10,334,825
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,045)
NET ASSETS - 100%		$10,330,780

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$292,353	$76,922	$401,437	$5,003	$--
Fidelity Advisor Mid Cap II Fund Class I	403,149	117,674	548,005	2,007	--
Fidelity Blue Chip Growth Fund	374,286	105,632	538,692	889	--
Fidelity Capital & Income Fund	98,692	24,888	129,593	3,153	--
Fidelity Equity-Income Fund	575,395	153,538	774,308	10,672	--
Fidelity Government Income Fund	708,536	239,885	918,329	10,850	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	1,200,136	400,656	1,600,792	4,956	--
Fidelity Large Cap Stock Fund	432,012	108,128	592,643	4,052	--
Fidelity Series 100 Index Fund	374,286	97,191	462,181	8,973	48,809
Fidelity Series 1000 Value Index Fund	--	64,706	6,806	--	59,653
Fidelity Series All-Sector Equity Fund	--	98,668	9,015	--	91,767
Fidelity Series Blue Chip Growth Fund	--	101,712	11,308	--	92,951
Fidelity Series Broad Market Opportunities Fund	661,983	385,255	914,854	3,443	--
Fidelity Series Commodity Strategy Fund	--	210,784	3,081	--	211,763
Fidelity Series Emerging Markets Debt Fund	--	62,950	1,069	614	61,666
Fidelity Series Emerging Markets Fund	--	475,177	13,948	--	490,145
Fidelity Series Floating Rate High Income Fund	--	26,164	445	191	25,746
Fidelity Series Government Money Market Fund 1.04%	--	2,065,682	34,990	3,099	2,030,693
Fidelity Series Growth & Income Fund	--	225,379	16,456	708	214,553
Fidelity Series Growth Company Fund	--	194,723	19,609	--	183,716
Fidelity Series High Income Fund	--	157,208	2,672	1,369	154,714
Fidelity Series Inflation-Protected Bond Index Fund	--	400,096	6,858	109	392,177
Fidelity Series International Credit Fund	--	4,963	--	--	4,963
Fidelity Series International Growth Fund	--	299,453	5,962	--	298,725
Fidelity Series International Small Cap Fund	--	68,147	1,832	--	68,692
Fidelity Series International Value Fund	--	299,453	5,870	--	302,189
Fidelity Series Intrinsic Opportunities Fund	--	206,600	432	--	212,114
Fidelity Series Investment Grade Bond Fund	--	3,935,933	67,194	15,224	3,875,896
Fidelity Series Long-Term Treasury Bond Index Fund	--	96,212	362	252	95,279
Fidelity Series Opportunistic Insights Fund	--	111,003	11,560	--	102,882
Fidelity Series Real Estate Equity Fund	--	20,707	2,269	60	18,859
Fidelity Series Real Estate Income Fund	--	49,305	837	475	48,806
Fidelity Series Short-Term Credit Fund	--	878,455	14,999	2,401	863,477
Fidelity Series Small Cap Discovery Fund	--	29,949	3,159	126	27,473
Fidelity Series Small Cap Opportunities Fund	57,726	52,021	34,309	310	82,893
Fidelity Series Stock Selector Large Cap Value Fund	--	172,609	16,267	--	160,891
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	235,248	125,699	1,057	113,333
Fidelity Short-Term Bond Fund	1,200,136	412,391	1,608,054	12,493	--
Fidelity Strategic Income Fund	98,692	24,242	124,401	2,542	--
Fidelity Strategic Real Return Fund	708,536	213,599	917,816	14,400	--
Fidelity Total Bond Fund	2,124,676	682,589	2,774,926	53,826	--
Total	$9,310,594	$13,585,897	$12,723,039	$163,254	$10,334,825

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $10,209,309) — See accompanying schedule		$10,334,825
Cash		4
Receivable for fund shares sold		120,006
Total assets		10,454,835
Liabilities
Payable for investments purchased	$120,006
Accrued management fee	3,824
Distribution and service plan fees payable	225
Total liabilities		124,055
Net Assets		$10,330,780
Net Assets consist of:
Paid in capital		$9,517,077
Undistributed net investment income		11,984
Accumulated undistributed net realized gain (loss) on investments		676,203
Net unrealized appreciation (depreciation) on investments		125,516
Net Assets		$10,330,780
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($195,133 ÷ 3,187.88 shares)		$61.21
Maximum offering price per share (100/94.25 of $61.21)		$64.94
Class M:
Net Asset Value and redemption price per share ($146,992 ÷ 2,402.45 shares)		$61.18
Maximum offering price per share (100/96.50 of $61.18)		$63.40
Class C:
Net Asset Value and offering price per share ($149,701 ÷ 2,456.89 shares)(a)		$60.93
Fidelity Simplicity RMD Income:
Net Asset Value, offering price and redemption price per share ($9,782,996 ÷ 159,813.29 shares)		$61.22
Class I:
Net Asset Value, offering price and redemption price per share ($55,958 ÷ 914.19 shares)		$61.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$163,254
Expenses
Management fee	$7,546
Distribution and service plan fees	2,719
Independent trustees' fees and expenses	42
Total expenses before reductions	10,307
Expense reductions	(36)	10,271
Net investment income (loss)		152,983
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	468,078
Capital gain distributions from underlying funds	291,732
Total net realized gain (loss)		759,810
Change in net unrealized appreciation (depreciation) on underlying funds		(306,710)
Net gain (loss)		453,100
Net increase (decrease) in net assets resulting from operations		$606,083

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,983	$151,030
Net realized gain (loss)	759,810	63,128
Change in net unrealized appreciation (depreciation)	(306,710)	(57,966)
Net increase (decrease) in net assets resulting from operations	606,083	156,192
Distributions to shareholders from net investment income	(143,336)	(150,769)
Distributions to shareholders from net realized gain	(31,846)	(167,848)
Total distributions	(175,182)	(318,617)
Share transactions - net increase (decrease)	589,507	(703,127)
Total increase (decrease) in net assets	1,020,408	(865,552)
Net Assets
Beginning of period	9,310,372	10,175,924
End of period	$10,330,780	$9,310,372
Other Information
Undistributed net investment income end of period	$11,984	$2,337

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.63	$59.28	$58.28	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.776	.779	.718	.718	.840
Net realized and unrealized gain (loss)	2.694	.322	1.623	3.808	4.571
Total from investment operations	3.470	1.101	2.341	4.526	5.411
Distributions from net investment income	(.711)	(.768)	(.704)	(.677)	(.900)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(.890)	(1.751)	(1.341)	(1.016)	(1.121)
Net asset value, end of period	$61.21	$58.63	$59.28	$58.28	$54.77
Total ReturnB,C	5.99%	1.99%	4.06%	8.32%	10.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.37%	1.22%	1.27%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$195	$190	$467	$220	$424
Portfolio turnover rateD	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$59.27	$58.27	$54.78	$50.49
Income from Investment Operations
Net investment income (loss)A	.627	.640	.572	.579	.706
Net realized and unrealized gain (loss)	2.695	.310	1.631	3.796	4.576
Total from investment operations	3.322	.950	2.203	4.375	5.282
Distributions from net investment income	(.573)	(.627)	(.566)	(.546)	(.771)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(.752)	(1.610)	(1.203)	(.885)	(.992)
Net asset value, end of period	$61.18	$58.61	$59.27	$58.27	$54.78
Total ReturnB,C	5.73%	1.72%	3.82%	8.04%	10.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.06%	1.12%	.97%	1.02%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$147	$153	$334	$190	$190
Portfolio turnover rateD	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.41	$59.07	$58.11	$54.66	$50.43
Income from Investment Operations
Net investment income (loss)A	.329	.351	.276	.295	.444
Net realized and unrealized gain (loss)	2.685	.321	1.618	3.791	4.564
Total from investment operations	3.014	.672	1.894	4.086	5.008
Distributions from net investment income	(.315)	(.349)	(.297)	(.297)	(.557)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(.494)	(1.332)	(.934)	(.636)	(.778)
Net asset value, end of period	$60.93	$58.41	$59.07	$58.11	$54.66
Total ReturnB,C	5.20%	1.23%	3.29%	7.51%	10.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.56%	.62%	.47%	.52%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$150	$159	$168	$156	$113
Portfolio turnover rateD	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.28	$58.27	$54.77	$50.49
Income from Investment Operations
Net investment income (loss)A	.923	.920	.866	.866	.969
Net realized and unrealized gain (loss)	2.703	.317	1.628	3.805	4.563
Total from investment operations	3.626	1.237	2.494	4.671	5.532
Distributions from net investment income	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$61.22	$58.62	$59.28	$58.27	$54.77
Total ReturnB	6.27%	2.24%	4.33%	8.60%	11.12%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$9,783	$8,756	$9,139	$6,818	$2,108
Portfolio turnover rateC	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.27	$58.26	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.924	.921	.864	.863	.969
Net realized and unrealized gain (loss)	2.692	.326	1.630	3.798	4.573
Total from investment operations	3.616	1.247	2.494	4.661	5.542
Distributions from net investment income	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$61.21	$58.62	$59.27	$58.26	$54.77
Total ReturnB	6.25%	2.26%	4.33%	8.58%	11.14%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$56	$53	$68	$30	$27
Portfolio turnover rateC	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	36.2	0.0
Fidelity Series Government Money Market Fund 1.04%	17.9	0.0
Fidelity Series Short-Term Credit Fund	7.6	0.0
Fidelity Series Emerging Markets Fund	5.1	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.6	0.0
Fidelity Series International Value Fund	3.3	0.0
Fidelity Series International Growth Fund	3.3	0.0
Fidelity Series Intrinsic Opportunities Fund	2.5	0.0
Fidelity Series Growth & Income Fund	2.5	0.0
Fidelity Series Growth Company Fund	2.1	0.0
	84.1	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.4%
International Equity Funds	12.5%
Bond Funds	43.6%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	38.8%
International Equity Funds	4.7%
Bond Funds	37.3%
Short-Term Funds	19.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2005 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 18.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	7,374	$119,243
Fidelity Series 1000 Value Index Fund (a)	11,796	145,677
Fidelity Series All-Sector Equity Fund (a)	17,084	224,142
Fidelity Series Blue Chip Growth Fund (a)	16,133	226,996
Fidelity Series Commodity Strategy Fund (a)(b)	81,651	427,033
Fidelity Series Growth & Income Fund (a)	34,459	524,118
Fidelity Series Growth Company Fund (a)	27,184	450,979
Fidelity Series Intrinsic Opportunities Fund (a)	30,647	530,195
Fidelity Series Opportunistic Insights Fund (a)	14,133	251,280
Fidelity Series Real Estate Equity Fund (a)	3,458	45,923
Fidelity Series Small Cap Discovery Fund (a)	5,720	67,093
Fidelity Series Small Cap Opportunities Fund (a)	14,040	202,458
Fidelity Series Stock Selector Large Cap Value Fund (a)	30,139	393,010
Fidelity Series Value Discovery Fund (a)	20,724	276,873
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,682,515)		3,885,020

International Equity Funds - 12.5%
Fidelity Series Emerging Markets Fund (a)	53,767	1,075,333
Fidelity Series International Growth Fund (a)	44,476	691,601
Fidelity Series International Small Cap Fund (a)	9,090	159,075
Fidelity Series International Value Fund (a)	66,464	699,870
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,522,661)		2,625,879

Bond Funds - 43.6%
Fidelity Series Emerging Markets Debt Fund (a)	12,116	125,284
Fidelity Series Floating Rate High Income Fund (a)	5,483	52,310
Fidelity Series High Income Fund (a)	32,271	314,318
Fidelity Series Inflation-Protected Bond Index Fund (a)	76,596	756,769
Fidelity Series International Credit Fund (a)(b)	1,043	10,427
Fidelity Series Investment Grade Bond Fund (a)	673,724	7,613,077
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,879	191,225
Fidelity Series Real Estate Income Fund (a)	8,752	99,248
TOTAL BOND FUNDS
(Cost $9,152,216)		9,162,658

Short-Term Funds - 25.5%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	3,768,240	3,768,240
Fidelity Series Short-Term Credit Fund (a)	159,084	1,590,843
TOTAL SHORT-TERM FUNDS
(Cost $5,359,070)		5,359,083
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $20,716,462)		21,032,640
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,997)
NET ASSETS - 100%		$21,023,643

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,470,389	$102,288	$1,694,788	$21,033	$--
Fidelity Advisor Mid Cap II Fund Class I	1,629,829	123,745	1,842,053	6,758	--
Fidelity Blue Chip Growth Fund	1,514,678	101,885	1,800,947	3,042	--
Fidelity Capital & Income Fund	543,276	23,957	597,189	16,085	--
Fidelity Equity-Income Fund	2,329,592	117,872	2,602,261	36,447	--
Fidelity Government Income Fund	1,966,423	229,753	2,121,394	24,122	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	2,742,954	288,675	3,031,629	8,836	--
Fidelity Large Cap Stock Fund	1,747,932	62,315	1,988,107	13,982	--
Fidelity Series 100 Index Fund	1,514,678	58,515	1,580,532	29,963	119,243
Fidelity Series 1000 Value Index Fund	--	167,279	26,268	--	145,677
Fidelity Series All-Sector Equity Fund	--	258,730	40,137	--	224,142
Fidelity Series Blue Chip Growth Fund	--	263,194	42,897	--	226,996
Fidelity Series Broad Market Opportunities Fund	2,680,950	783,160	3,067,952	11,582	--
Fidelity Series Commodity Strategy Fund	--	447,191	28,102	--	427,033
Fidelity Series Emerging Markets Debt Fund	--	135,237	9,470	1,337	125,284
Fidelity Series Emerging Markets Fund	--	1,124,765	116,741	--	1,075,333
Fidelity Series Floating Rate High Income Fund	--	56,207	3,946	415	52,310
Fidelity Series Government Money Market Fund 1.04%	--	4,048,259	280,019	6,097	3,768,240
Fidelity Series Growth & Income Fund	--	582,934	73,805	1,832	524,118
Fidelity Series Growth Company Fund	--	523,762	95,749	--	450,979
Fidelity Series High Income Fund	--	337,731	23,676	2,979	314,318
Fidelity Series Inflation-Protected Bond Index Fund	--	817,020	57,770	226	756,769
Fidelity Series International Credit Fund	--	10,427	--	--	10,427
Fidelity Series International Growth Fund	--	743,095	64,480	--	691,601
Fidelity Series International Small Cap Fund	--	169,590	16,379	--	159,075
Fidelity Series International Value Fund	--	743,095	64,472	--	699,870
Fidelity Series Intrinsic Opportunities Fund	--	525,416	10,895	--	530,195
Fidelity Series Investment Grade Bond Fund	--	8,170,208	570,602	31,955	7,613,077
Fidelity Series Long-Term Treasury Bond Index Fund	--	198,568	6,051	543	191,225
Fidelity Series Opportunistic Insights Fund	--	289,957	47,625	--	251,280
Fidelity Series Real Estate Equity Fund	--	53,696	8,912	168	45,923
Fidelity Series Real Estate Income Fund	--	105,988	7,419	1,099	99,248
Fidelity Series Short-Term Credit Fund	--	1,711,313	120,411	4,725	1,590,843
Fidelity Series Small Cap Discovery Fund	--	78,403	13,247	342	67,093
Fidelity Series Small Cap Opportunities Fund	233,254	80,784	135,495	1,069	202,458
Fidelity Series Stock Selector Large Cap Value Fund	--	450,539	69,612	--	393,010
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	631,431	364,836	2,732	276,873
Fidelity Short-Term Bond Fund	2,742,954	303,782	3,036,491	22,674	--
Fidelity Strategic Income Fund	543,276	26,677	578,011	13,004	--
Fidelity Strategic Real Return Fund	1,966,424	168,326	2,121,623	32,514	--
Fidelity Total Bond Fund	5,899,267	576,921	6,388,950	120,371	--
Total	$29,525,876	$25,692,690	$34,750,943	$415,932	$21,032,640

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $20,716,462) — See accompanying schedule		$21,032,640
Cash		2
Receivable for investments sold		35,351
Total assets		21,067,993
Liabilities
Payable for fund shares redeemed	$35,350
Accrued management fee	8,708
Distribution and service plan fees payable	292
Total liabilities		44,350
Net Assets		$21,023,643
Net Assets consist of:
Paid in capital		$18,536,979
Undistributed net investment income		24,291
Accumulated undistributed net realized gain (loss) on investments		2,146,195
Net unrealized appreciation (depreciation) on investments		316,178
Net Assets		$21,023,643
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($343,153 ÷ 5,320.68 shares)		$64.49
Maximum offering price per share (100/94.25 of $64.49)		$68.42
Class M:
Net Asset Value and redemption price per share ($380,399 ÷ 5,900.18 shares)		$64.47
Maximum offering price per share (100/96.50 of $64.47)		$66.81
Class C:
Net Asset Value and offering price per share ($76,436 ÷ 1,190.47 shares)(a)		$64.21
Fidelity Simplicity RMD 2005:
Net Asset Value, offering price and redemption price per share ($20,179,499 ÷ 312,881.46 shares)		$64.50
Class I:
Net Asset Value, offering price and redemption price per share ($44,156 ÷ 684.63 shares)		$64.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$415,932
Expenses
Management fee	$17,625
Distribution and service plan fees	4,596
Independent trustees' fees and expenses	106
Total expenses before reductions	22,327
Expense reductions	(93)	22,234
Net investment income (loss)		393,698
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,583,993
Capital gain distributions from underlying funds	906,457
Total net realized gain (loss)		2,490,450
Change in net unrealized appreciation (depreciation) on underlying funds		(1,018,995)
Net gain (loss)		1,471,455
Net increase (decrease) in net assets resulting from operations		$1,865,153

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$393,698	$478,240
Net realized gain (loss)	2,490,450	330,471
Change in net unrealized appreciation (depreciation)	(1,018,995)	(163,247)
Net increase (decrease) in net assets resulting from operations	1,865,153	645,464
Distributions to shareholders from net investment income	(376,638)	(476,597)
Distributions to shareholders from net realized gain	(164,913)	(478,870)
Total distributions	(541,551)	(955,467)
Share transactions - net increase (decrease)	(9,825,354)	2,040,175
Total increase (decrease) in net assets	(8,501,752)	1,730,172
Net Assets
Beginning of period	29,525,395	27,795,223
End of period	$21,023,643	$29,525,395
Other Information
Undistributed net investment income end of period	$24,291	$7,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.95	$61.71	$59.76	$55.54	$50.43
Income from Investment Operations
Net investment income (loss)A	.826	.815	.758	.733	.868
Net realized and unrealized gain (loss)	3.839	.196	2.089	4.363	5.348
Total from investment operations	4.665	1.011	2.847	5.096	6.216
Distributions from net investment income	(.766)	(.798)	(.749)	(.713)	(.879)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(1.125)	(1.771)	(.897)	(.876)	(1.106)
Net asset value, end of period	$64.49	$60.95	$61.71	$59.76	$55.54
Total ReturnB,C	7.77%	1.78%	4.79%	9.23%	12.49%
Ratios to Average Net AssetsD,E
Expenses before reductions	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.33%	1.38%	1.24%	1.25%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$343	$494	$832	$699	$122
Portfolio turnover rateD	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.77	$55.55	$50.46
Income from Investment Operations
Net investment income (loss)A	.671	.667	.604	.580	.738
Net realized and unrealized gain (loss)	3.842	.189	2.087	4.379	5.346
Total from investment operations	4.513	.856	2.691	4.959	6.084
Distributions from net investment income	(.624)	(.653)	(.603)	(.576)	(.767)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(.983)	(1.626)	(.751)	(.739)	(.994)
Net asset value, end of period	$64.47	$60.94	$61.71	$59.77	$55.55
Total ReturnB,C	7.50%	1.51%	4.52%	8.97%	12.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.57%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.57%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08%	1.13%	.99%	1.00%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$380	$419	$466	$338	$326
Portfolio turnover rateD	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.72	$61.52	$59.65	$55.49	$50.44
Income from Investment Operations
Net investment income (loss)A	.360	.370	.296	.293	.471
Net realized and unrealized gain (loss)	3.828	.197	2.081	4.369	5.346
Total from investment operations	4.188	.567	2.377	4.662	5.817
Distributions from net investment income	(.339)	(.394)	(.359)	(.339)	(.540)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(.698)	(1.367)	(.507)	(.502)	(.767)
Net asset value, end of period	$64.21	$60.72	$61.52	$59.65	$55.49
Total ReturnB,C	6.97%	1.02%	4.00%	8.43%	11.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.07%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58%	.63%	.49%	.50%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$76	$213	$177	$37	$18
Portfolio turnover rateD	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.981	.959	.910	.874	1.003
Net realized and unrealized gain (loss)	3.850	.194	2.088	4.376	5.340
Total from investment operations	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$20,180	$28,337	$26,020	$21,766	$7,494
Portfolio turnover rateC	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.980	.978	.906	.871	1.011
Net realized and unrealized gain (loss)	3.851	.175	2.092	4.379	5.332
Total from investment operations	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$44	$62	$300	$91	$83
Portfolio turnover rateC	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.1	0.0
Fidelity Series Government Money Market Fund 1.04%	14.4	0.0
Fidelity Series Short-Term Credit Fund	6.0	0.0
Fidelity Series Emerging Markets Fund	5.9	0.0
Fidelity Series International Value Fund	4.2	0.0
Fidelity Series International Growth Fund	4.2	0.0
Fidelity Series Growth & Income Fund	3.4	0.0
Fidelity Series Intrinsic Opportunities Fund	3.4	0.0
Fidelity Series Inflation-Protected Bond Index Fund	3.2	0.0
Fidelity Series Growth Company Fund	2.9	0.0
	80.7	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.3%
International Equity Funds	15.3%
Bond Funds	40.0%
Short-Term Funds	20.4%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
Bond Funds	35.0%
Short-Term Funds	15.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 24.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,069	$49,634
Fidelity Series 1000 Value Index Fund (a)	4,910	60,636
Fidelity Series All-Sector Equity Fund (a)	7,111	93,299
Fidelity Series Blue Chip Growth Fund (a)	6,716	94,489
Fidelity Series Commodity Strategy Fund (a)(b)	25,145	131,506
Fidelity Series Growth & Income Fund (a)	14,344	218,168
Fidelity Series Growth Company Fund (a)	11,063	183,536
Fidelity Series Intrinsic Opportunities Fund (a)	12,540	216,949
Fidelity Series Opportunistic Insights Fund (a)	5,883	104,597
Fidelity Series Real Estate Equity Fund (a)	1,442	19,148
Fidelity Series Small Cap Discovery Fund (a)	2,381	27,927
Fidelity Series Small Cap Opportunities Fund (a)	5,844	84,277
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,545	163,592
Fidelity Series Value Discovery Fund (a)	8,626	115,248
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,483,470)		1,563,006

International Equity Funds - 15.3%
Fidelity Series Emerging Markets Fund (a)	19,101	382,026
Fidelity Series International Growth Fund (a)	17,172	267,017
Fidelity Series International Small Cap Fund (a)	3,510	61,417
Fidelity Series International Value Fund (a)	25,661	270,207
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $942,702)		980,667

Bond Funds - 40.0%
Fidelity Series Emerging Markets Debt Fund (a)	3,689	38,145
Fidelity Series Floating Rate High Income Fund (a)	1,668	15,913
Fidelity Series High Income Fund (a)	9,827	95,711
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,577	203,297
Fidelity Series International Credit Fund (a)(b)	322	3,225
Fidelity Series Investment Grade Bond Fund (a)	187,715	2,121,176
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,788	59,329
Fidelity Series Real Estate Income Fund (a)	2,660	30,168
TOTAL BOND FUNDS
(Cost $2,563,685)		2,566,964

Short-Term Funds - 20.4%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	920,772	920,772
Fidelity Series Short-Term Credit Fund (a)	38,667	386,675
TOTAL SHORT-TERM FUNDS
(Cost $1,307,399)		1,307,447
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,297,256)		6,418,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,061)
NET ASSETS - 100%		$6,415,023

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$486,247	$50,146	$590,290	$7,793	$--
Fidelity Advisor Mid Cap II Fund Class I	447,141	49,949	526,249	2,070	--
Fidelity Blue Chip Growth Fund	415,413	40,304	519,284	893	--
Fidelity Capital & Income Fund	166,018	12,890	189,553	5,614	--
Fidelity Equity-Income Fund	638,983	59,746	747,091	11,051	--
Fidelity Government Income Fund	447,879	73,445	503,971	6,206	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	564,460	84,481	648,941	2,085	--
Fidelity Large Cap Stock Fund	478,869	33,858	567,644	4,348	--
Fidelity Series 100 Index Fund	415,413	36,129	444,205	9,180	49,634
Fidelity Series 1000 Value Index Fund	--	81,307	22,555	--	60,636
Fidelity Series All-Sector Equity Fund	--	124,897	34,001	--	93,299
Fidelity Series Blue Chip Growth Fund	--	128,077	36,592	--	94,489
Fidelity Series Broad Market Opportunities Fund	734,905	294,436	876,451	3,551	--
Fidelity Series Commodity Strategy Fund	--	156,974	28,186	--	131,506
Fidelity Series Emerging Markets Debt Fund	--	48,087	9,852	398	38,145
Fidelity Series Emerging Markets Fund	--	465,607	108,689	--	382,026
Fidelity Series Floating Rate High Income Fund	--	19,994	4,105	123	15,913
Fidelity Series Government Money Market Fund 1.04%	--	1,151,082	230,309	1,448	920,772
Fidelity Series Growth & Income Fund	--	273,069	61,125	758	218,168
Fidelity Series Growth Company Fund	--	225,827	52,233	--	183,536
Fidelity Series High Income Fund	--	120,109	24,630	886	95,711
Fidelity Series Inflation-Protected Bond Index Fund	--	256,785	53,036	59	203,297
Fidelity Series International Credit Fund	--	3,225	--	--	3,225
Fidelity Series International Growth Fund	--	334,540	72,939	--	267,017
Fidelity Series International Small Cap Fund	--	76,302	17,279	--	61,417
Fidelity Series International Value Fund	--	334,540	73,007	--	270,207
Fidelity Series Intrinsic Opportunities Fund	--	244,619	34,280	--	216,949
Fidelity Series Investment Grade Bond Fund	--	2,655,316	538,639	8,671	2,121,176
Fidelity Series Long-Term Treasury Bond Index Fund	--	64,389	4,670	165	59,329
Fidelity Series Opportunistic Insights Fund	--	140,213	39,567	--	104,597
Fidelity Series Real Estate Equity Fund	--	25,876	7,164	72	19,148
Fidelity Series Real Estate Income Fund	--	37,712	7,717	356	30,168
Fidelity Series Short-Term Credit Fund	--	486,321	99,606	1,122	386,675
Fidelity Series Small Cap Discovery Fund	--	37,995	10,901	121	27,927
Fidelity Series Small Cap Opportunities Fund	64,193	60,050	48,108	314	84,277
Fidelity Series Stock Selector Large Cap Value Fund	--	217,555	58,883	--	163,592
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	289,780	178,640	1,130	115,248
Fidelity Short-Term Bond Fund	564,460	86,907	649,420	5,248	--
Fidelity Strategic Income Fund	166,018	14,831	184,107	4,540	--
Fidelity Strategic Real Return Fund	447,879	58,622	503,747	8,165	--
Fidelity Total Bond Fund	1,340,683	197,897	1,520,162	30,767	--
Total	$7,378,561	$9,153,889	$10,327,828	$117,134	$6,418,084

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $6,297,256) — See accompanying schedule		$6,418,084
Receivable for investments sold		2,000
Total assets		6,420,084
Liabilities
Payable for fund shares redeemed	$2,000
Accrued management fee	2,886
Distribution and service plan fees payable	175
Total liabilities		5,061
Net Assets		$6,415,023
Net Assets consist of:
Paid in capital		$5,445,502
Undistributed net investment income		6,483
Accumulated undistributed net realized gain (loss) on investments		842,210
Net unrealized appreciation (depreciation) on investments		120,828
Net Assets		$6,415,023
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($264,942 ÷ 4,358.46 shares)		$60.79
Maximum offering price per share (100/94.25 of $60.79)		$64.50
Class M:
Net Asset Value and redemption price per share ($22,986 ÷ 377.85 shares)		$60.83
Maximum offering price per share (100/96.50 of $60.83)		$63.04
Class C:
Net Asset Value and offering price per share ($132,721 ÷ 2,194.94 shares)(a)		$60.47
Fidelity Simplicity RMD 2010:
Net Asset Value, offering price and redemption price per share ($5,932,959 ÷ 97,553.02 shares)		$60.82
Class I:
Net Asset Value, offering price and redemption price per share ($61,415 ÷ 1,009.81 shares)		$60.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$117,134
Expenses
Management fee	$5,707
Distribution and service plan fees	2,278
Independent trustees' fees and expenses	31
Total expenses before reductions	8,016
Expense reductions	(27)	7,989
Net investment income (loss)		109,145
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	820,730
Capital gain distributions from underlying funds	314,679
Total net realized gain (loss)		1,135,409
Change in net unrealized appreciation (depreciation) on underlying funds		(607,278)
Net gain (loss)		528,131
Net increase (decrease) in net assets resulting from operations		$637,276

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,145	$121,337
Net realized gain (loss)	1,135,409	114,028
Change in net unrealized appreciation (depreciation)	(607,278)	(155,017)
Net increase (decrease) in net assets resulting from operations	637,276	80,348
Distributions to shareholders from net investment income	(104,371)	(121,233)
Distributions to shareholders from net realized gain	(87,566)	(198,372)
Total distributions	(191,937)	(319,605)
Share transactions - net increase (decrease)	(1,408,679)	(929,485)
Total increase (decrease) in net assets	(963,340)	(1,168,742)
Net Assets
Beginning of period	7,378,363	8,547,105
End of period	$6,415,023	$7,378,363
Other Information
Undistributed net investment income end of period	$6,483	$1,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.18	$58.52	$56.72	$53.04	$47.91
Income from Investment Operations
Net investment income (loss)A	.759	.758	.738	.718	.906
Net realized and unrealized gain (loss)	4.244	.040B	2.196	4.379	5.480
Total from investment operations	5.003	.798	2.934	5.097	6.386
Distributions from net investment income	(.713)	(.756)	(.740)	(.704)	(.852)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.393)	(2.138)	(1.134)	(1.417)	(1.256)
Net asset value, end of period	$60.79	$57.18	$58.52	$56.72	$53.04
Total ReturnC,D	8.93%	1.55%	5.22%	9.76%	13.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.37%	1.28%	1.30%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$265	$395	$427	$267	$229
Portfolio turnover rateE	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.22	$58.55	$56.76	$53.08	$47.94
Income from Investment Operations
Net investment income (loss)A	.615	.620	.592	.581	.781
Net realized and unrealized gain (loss)	4.241	.047B	2.190	4.386	5.484
Total from investment operations	4.856	.667	2.782	4.967	6.265
Distributions from net investment income	(.566)	(.615)	(.598)	(.574)	(.721)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.246)	(1.997)	(.992)	(1.287)	(1.125)
Net asset value, end of period	$60.83	$57.22	$58.55	$56.76	$53.08
Total ReturnC,D	8.65%	1.31%	4.94%	9.50%	13.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.06%	1.12%	1.03%	1.05%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$23	$58	$67	$36	$27
Portfolio turnover rateE	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$56.97	$58.35	$56.62	$52.99	$47.93
Income from Investment Operations
Net investment income (loss)A	.322	.344	.303	.305	.529
Net realized and unrealized gain (loss)	4.223	.043B	2.182	4.382	5.469
Total from investment operations	4.545	.387	2.485	4.687	5.998
Distributions from net investment income	(.365)	(.385)	(.361)	(.344)	(.534)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.045)	(1.767)	(.755)	(1.057)	(.938)
Net asset value, end of period	$60.47	$56.97	$58.35	$56.62	$52.99
Total ReturnC,D	8.12%	.81%	4.42%	8.96%	12.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.56%	.63%	.53%	.55%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$124	$137	$122	$69
Portfolio turnover rateE	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.906	.897	.882	.856	1.033
Net realized and unrealized gain (loss)	4.242	.048B	2.192	4.380	5.479
Total from investment operations	5.148	.945	3.074	5.236	6.512
Distributions from net investment income	(.848)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.528)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$5,933	$6,745	$7,858	$7,608	$4,418
Portfolio turnover rateD	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.906	.896	.880	.856	1.032
Net realized and unrealized gain (loss)	4.241	.049B	2.194	4.380	5.480
Total from investment operations	5.147	.945	3.074	5.236	6.512
Distributions from net investment income	(.847)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.527)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$56	$58	$21	$19
Portfolio turnover rateD	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	29.5	0.0
Fidelity Series Government Money Market Fund 1.04%	10.9	0.0
Fidelity Series Emerging Markets Fund	6.6	0.0
Fidelity Series International Value Fund	5.1	0.0
Fidelity Series International Growth Fund	5.1	0.0
Fidelity Series Intrinsic Opportunities Fund	4.8	0.0
Fidelity Series Short-Term Credit Fund	4.5	0.0
Fidelity Series Growth & Income Fund	4.3	0.0
Fidelity Series Growth Company Fund	3.7	0.0
Fidelity Series Stock Selector Large Cap Value Fund	3.2	0.0
	77.7	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.0%
International Equity Funds	18.0%
Bond Funds	35.7%
Short-Term Funds	15.4%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
Bond Funds	33.5%
Short-Term Funds	13.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 31.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,071	$81,990
Fidelity Series 1000 Value Index Fund (a)	8,111	100,176
Fidelity Series All-Sector Equity Fund (a)	11,748	154,130
Fidelity Series Blue Chip Growth Fund (a)	11,094	156,097
Fidelity Series Commodity Strategy Fund (a)(b)	30,826	161,221
Fidelity Series Growth & Income Fund (a)	23,695	360,403
Fidelity Series Growth Company Fund (a)	18,695	310,145
Fidelity Series Intrinsic Opportunities Fund (a)	23,147	400,447
Fidelity Series Opportunistic Insights Fund (a)	9,718	172,792
Fidelity Series Real Estate Equity Fund (a)	2,349	31,191
Fidelity Series Small Cap Discovery Fund (a)	3,933	46,135
Fidelity Series Small Cap Opportunities Fund (a)	9,655	139,218
Fidelity Series Stock Selector Large Cap Value Fund (a)	20,724	270,245
Fidelity Series Value Discovery Fund (a)	14,251	190,393
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,453,384)		2,574,583

International Equity Funds - 18.0%
Fidelity Series Emerging Markets Fund (a)	27,627	552,536
Fidelity Series International Growth Fund (a)	27,092	421,287
Fidelity Series International Small Cap Fund (a)	5,537	96,906
Fidelity Series International Value Fund (a)	40,490	426,358
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,440,349)		1,497,087

Bond Funds - 35.7%
Fidelity Series Emerging Markets Debt Fund (a)	4,757	49,186
Fidelity Series Floating Rate High Income Fund (a)	2,154	20,546
Fidelity Series High Income Fund (a)	12,665	123,355
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,860	206,092
Fidelity Series International Credit Fund (a)(b)	423	4,230
Fidelity Series Investment Grade Bond Fund (a)	216,943	2,451,457
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,141	71,151
Fidelity Series Real Estate Income Fund (a)	3,442	39,028
TOTAL BOND FUNDS
(Cost $2,961,517)		2,965,045

Short-Term Funds - 15.4%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	900,350	900,350
Fidelity Series Short-Term Credit Fund (a)	37,531	375,312
TOTAL SHORT-TERM FUNDS
(Cost $1,275,658)		1,275,662
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $8,130,908)		8,312,377
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,495)
NET ASSETS - 100%		$8,307,882

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$894,729	$80,341	$1,066,601	$13,191	$--
Fidelity Advisor Mid Cap II Fund Class I	698,218	63,324	802,063	2,973	--
Fidelity Blue Chip Growth Fund	647,718	50,658	789,104	1,285	--
Fidelity Capital & Income Fund	276,652	17,606	310,643	8,645	--
Fidelity Equity-Income Fund	996,826	78,302	1,143,882	15,941	--
Fidelity Government Income Fund	622,467	89,379	689,479	7,924	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	717,978	83,457	801,435	2,420	--
Fidelity Large Cap Stock Fund	747,620	40,622	867,052	6,147	--
Fidelity Series 100 Index Fund	647,718	37,579	663,521	13,218	81,990
Fidelity Series 1000 Value Index Fund	--	123,515	26,658	--	100,176
Fidelity Series All-Sector Equity Fund	--	190,619	40,332	--	154,130
Fidelity Series Blue Chip Growth Fund	--	195,483	44,154	--	156,097
Fidelity Series Broad Market Opportunities Fund	1,146,131	415,071	1,333,730	5,091	--
Fidelity Series Commodity Strategy Fund	--	176,390	17,826	--	161,221
Fidelity Series Emerging Markets Debt Fund	--	58,851	9,423	560	49,186
Fidelity Series Emerging Markets Fund	--	649,931	133,156	--	552,536
Fidelity Series Floating Rate High Income Fund	--	24,462	3,926	174	20,546
Fidelity Series Government Money Market Fund 1.04%	--	1,065,406	165,056	1,542	900,350
Fidelity Series Growth & Income Fund	--	432,169	82,305	1,265	360,403
Fidelity Series Growth Company Fund	--	384,764	91,318	--	310,145
Fidelity Series High Income Fund	--	146,976	23,558	1,248	123,355
Fidelity Series Inflation-Protected Bond Index Fund	--	246,832	39,892	66	206,092
Fidelity Series International Credit Fund	--	4,230	--	--	4,230
Fidelity Series International Growth Fund	--	497,412	83,994	--	421,287
Fidelity Series International Small Cap Fund	--	113,668	20,413	--	96,906
Fidelity Series International Value Fund	--	497,412	84,061	--	426,358
Fidelity Series Intrinsic Opportunities Fund	--	389,930	1,304	--	400,447
Fidelity Series Investment Grade Bond Fund	--	2,903,220	455,881	10,948	2,451,457
Fidelity Series Long-Term Treasury Bond Index Fund	--	74,214	2,602	214	71,151
Fidelity Series Opportunistic Insights Fund	--	213,963	47,432	--	172,792
Fidelity Series Real Estate Equity Fund	--	39,031	8,681	122	31,191
Fidelity Series Real Estate Income Fund	--	46,140	7,382	479	39,028
Fidelity Series Short-Term Credit Fund	--	448,113	72,741	1,192	375,312
Fidelity Series Small Cap Discovery Fund	--	57,639	12,858	257	46,135
Fidelity Series Small Cap Opportunities Fund	99,902	97,118	69,839	455	139,218
Fidelity Series Stock Selector Large Cap Value Fund	--	332,606	70,915	--	270,245
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	466,749	283,825	1,887	190,393
Fidelity Short-Term Bond Fund	717,978	86,309	801,943	6,098	--
Fidelity Strategic Income Fund	276,652	21,988	303,758	6,999	--
Fidelity Strategic Real Return Fund	622,468	70,286	688,708	10,432	--
Fidelity Total Bond Fund	1,865,206	237,313	2,078,989	39,234	--
Total	$10,978,263	$11,249,078	$14,240,440	$160,007	$8,312,377

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $8,130,908) — See accompanying schedule		$8,312,377
Cash		2
Total assets		8,312,379
Liabilities
Accrued management fee	$4,088
Distribution and service plan fees payable	409
Total liabilities		4,497
Net Assets		$8,307,882
Net Assets consist of:
Paid in capital		$7,152,902
Undistributed net investment income		7,406
Accumulated undistributed net realized gain (loss) on investments		966,105
Net unrealized appreciation (depreciation) on investments		181,469
Net Assets		$8,307,882
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($378,910 ÷ 5,834.22 shares)		$64.95
Maximum offering price per share (100/94.25 of $64.95)		$68.91
Class M:
Net Asset Value and redemption price per share ($552,961 ÷ 8,518.44 shares)		$64.91
Maximum offering price per share (100/96.50 of $64.91)		$67.26
Class C:
Net Asset Value and offering price per share ($87,906 ÷ 1,364.04 shares)(a)		$64.45
Fidelity Simplicity RMD 2015:
Net Asset Value, offering price and redemption price per share ($7,287,246 ÷ 112,154.39 shares)		$64.98
Class I:
Net Asset Value, offering price and redemption price per share ($859 ÷ 13.20 shares)		$65.08

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$160,007
Expenses
Management fee	$8,671
Distribution and service plan fees	8,194
Independent trustees' fees and expenses	42
Total expenses before reductions	16,907
Expense reductions	(36)	16,871
Net investment income (loss)		143,136
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	780,252
Capital gain distributions from underlying funds	457,150
Total net realized gain (loss)		1,237,402
Change in net unrealized appreciation (depreciation) on underlying funds		(454,794)
Net gain (loss)		782,608
Net increase (decrease) in net assets resulting from operations		$925,744

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,136	$160,587
Net realized gain (loss)	1,237,402	129,588
Change in net unrealized appreciation (depreciation)	(454,794)	(133,017)
Net increase (decrease) in net assets resulting from operations	925,744	157,158
Distributions to shareholders from net investment income	(137,895)	(160,249)
Distributions to shareholders from net realized gain	(118,111)	(238,984)
Total distributions	(256,006)	(399,233)
Share transactions - net increase (decrease)	(3,339,280)	(63,577)
Total increase (decrease) in net assets	(2,669,542)	(305,652)
Net Assets
Beginning of period	10,977,424	11,283,076
End of period	$8,307,882	$10,977,424
Other Information
Undistributed net investment income end of period	$7,406	$2,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.61	$62.00	$59.79	$55.12	$49.20
Income from Investment Operations
Net investment income (loss)A	.796	.790	.753	.751	.939
Net realized and unrealized gain (loss)	5.018	(.055)	2.474	4.831	6.075
Total from investment operations	5.814	.735	3.227	5.582	7.014
Distributions from net investment income	(.767)	(.788)	(.743)	(.734)	(.913)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.474)	(2.125)	(1.017)	(.912)	(1.094)
Net asset value, end of period	$64.95	$60.61	$62.00	$59.79	$55.12
Total ReturnB,C	9.80%	1.37%	5.44%	10.18%	14.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.36%	1.23%	1.29%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$379	$501	$452	$181	$25
Portfolio turnover rateD	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.57	$61.96	$59.75	$55.09	$49.17
Income from Investment Operations
Net investment income (loss)A	.639	.645	.600	.601	.809
Net realized and unrealized gain (loss)	5.013	(.056)	2.475	4.822	6.077
Total from investment operations	5.652	.589	3.075	5.423	6.886
Distributions from net investment income	(.605)	(.642)	(.591)	(.585)	(.785)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.312)	(1.979)	(.865)	(.763)	(.966)
Net asset value, end of period	$64.91	$60.57	$61.96	$59.75	$55.09
Total ReturnB,C	9.51%	1.11%	5.18%	9.89%	14.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.11%	.98%	1.04%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$553	$1,030	$1,088	$420	$295
Portfolio turnover rateD	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.25	$61.71	$59.58	$54.98	$49.14
Income from Investment Operations
Net investment income (loss)A	.328	.352	.294	.310	.553
Net realized and unrealized gain (loss)	4.986	(.066)	2.471	4.816	6.061
Total from investment operations	5.314	.286	2.765	5.126	6.614
Distributions from net investment income	(.407)	(.409)	(.361)	(.348)	(.593)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.114)	(1.746)	(.635)	(.526)	(.774)
Net asset value, end of period	$64.45	$60.25	$61.71	$59.58	$54.98
Total ReturnB,C	8.98%	.60%	4.66%	9.35%	13.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.09%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.61%	.48%	.54%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$88	$384	$444	$358	$357
Portfolio turnover rateD	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.62	$62.01	$59.79	$55.11	$49.19
Income from Investment Operations
Net investment income (loss)A	.950	.938	.907	.893	1.073
Net realized and unrealized gain (loss)	5.023	(.057)	2.472	4.833	6.070
Total from investment operations	5.973	.881	3.379	5.726	7.143
Distributions from net investment income	(.906)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.613)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$64.98	$60.62	$62.01	$59.79	$55.11
Total ReturnB	10.08%	1.62%	5.70%	10.46%	14.74%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$7,287	$9,061	$9,298	$6,327	$3,904
Portfolio turnover rateC	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.71	$62.07	$59.83	$55.13	$49.18
Income from Investment Operations
Net investment income (loss)A	.958	.940	.901	.869	1.108
Net realized and unrealized gain (loss)	5.029	(.029)	2.498	4.877	6.065
Total from investment operations	5.987	.911	3.399	5.746	7.173
Distributions from net investment income	(.910)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.617)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$65.08	$60.71	$62.07	$59.83	$55.13
Total ReturnB	10.08%	1.67%	5.73%	10.49%	14.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1	$1	$1	$1	$1
Portfolio turnover rateC	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.0	0.0
Fidelity Series Government Money Market Fund 1.04%	7.7	0.0
Fidelity Series Emerging Markets Fund	7.4	0.0
Fidelity Series International Value Fund	6.0	0.0
Fidelity Series International Growth Fund	6.0	0.0
Fidelity Series Intrinsic Opportunities Fund	5.3	0.0
Fidelity Series Growth & Income Fund	5.3	0.0
Fidelity Series Growth Company Fund	4.5	0.0
Fidelity Series Stock Selector Large Cap Value Fund	4.0	0.0
Fidelity Series Short-Term Credit Fund	3.3	0.0
	75.5	0.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.9%
International Equity Funds	20.8%
Bond Funds	31.4%
Short-Term Funds	11.0%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
Bond Funds	33.0%
Short-Term Funds	10.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Investments July 31, 2017

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	6,278	$101,516
Fidelity Series 1000 Value Index Fund (a)	10,056	124,192
Fidelity Series All-Sector Equity Fund (a)	14,564	191,084
Fidelity Series Blue Chip Growth Fund (a)	13,755	193,535
Fidelity Series Commodity Strategy Fund (a)(b)	33,080	173,011
Fidelity Series Growth & Income Fund (a)	29,376	446,802
Fidelity Series Growth Company Fund (a)	23,149	384,039
Fidelity Series Intrinsic Opportunities Fund (a)	26,034	450,393
Fidelity Series Opportunistic Insights Fund (a)	12,048	214,213
Fidelity Series Real Estate Equity Fund (a)	2,904	38,564
Fidelity Series Small Cap Discovery Fund (a)	4,877	57,213
Fidelity Series Small Cap Opportunities Fund (a)	11,970	172,614
Fidelity Series Stock Selector Large Cap Value Fund (a)	25,647	334,432
Fidelity Series Value Discovery Fund (a)	17,667	236,033
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,964,565)		3,117,641

International Equity Funds - 20.8%
Fidelity Series Emerging Markets Fund (a)	31,171	623,421
Fidelity Series International Growth Fund (a)	32,452	504,629
Fidelity Series International Small Cap Fund (a)	6,632	116,066
Fidelity Series International Value Fund (a)	48,490	510,594
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,689,414)		1,754,710

Bond Funds - 31.4%
Fidelity Series Emerging Markets Debt Fund (a)	4,830	49,942
Fidelity Series Floating Rate High Income Fund (a)	2,186	20,858
Fidelity Series High Income Fund (a)	12,864	125,297
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,181	140,110
Fidelity Series International Credit Fund (a)(b)	419	4,186
Fidelity Series Investment Grade Bond Fund (a)	194,334	2,195,974
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,815	77,042
Fidelity Series Real Estate Income Fund (a)	3,491	39,586
TOTAL BOND FUNDS
(Cost $2,649,698)		2,652,995

Short-Term Funds - 11.0%
Fidelity Series Government Money Market Fund 1.04% (a)(c)	655,069	655,069
Fidelity Series Short-Term Credit Fund (a)	27,585	275,847
TOTAL SHORT-TERM FUNDS
(Cost $930,910)		930,916
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $8,234,587)		8,456,262
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,761)
NET ASSETS - 100%		$8,451,501

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$955,013	$90,676	$1,148,850	$14,427	$--
Fidelity Advisor Mid Cap II Fund Class I	643,511	61,341	743,181	2,796	--
Fidelity Blue Chip Growth Fund	597,616	48,084	733,420	1,248	--
Fidelity Capital & Income Fund	269,513	18,814	305,024	8,838	--
Fidelity Equity-Income Fund	918,883	78,460	1,060,855	15,432	--
Fidelity Government Income Fund	533,167	79,126	592,637	7,110	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	506,801	73,039	579,840	1,803	--
Fidelity Large Cap Stock Fund	689,406	41,607	805,162	5,780	--
Fidelity Series 100 Index Fund	597,615	37,039	591,039	12,449	101,516
Fidelity Series 1000 Value Index Fund	--	143,517	23,292	--	124,192
Fidelity Series All-Sector Equity Fund	--	221,367	34,919	--	191,084
Fidelity Series Blue Chip Growth Fund	--	226,984	38,937	--	193,535
Fidelity Series Broad Market Opportunities Fund	1,056,569	401,555	1,235,422	4,789	--
Fidelity Series Commodity Strategy Fund	--	190,411	20,562	--	173,011
Fidelity Series Emerging Markets Debt Fund	--	56,810	6,652	544	49,942
Fidelity Series Emerging Markets Fund	--	689,231	104,633	--	623,421
Fidelity Series Floating Rate High Income Fund	--	23,613	2,772	169	20,858
Fidelity Series Government Money Market Fund 1.04%	--	740,622	85,552	1,075	655,069
Fidelity Series Growth & Income Fund	--	500,405	66,353	1,523	446,802
Fidelity Series Growth Company Fund	--	447,272	82,338	--	384,039
Fidelity Series High Income Fund	--	141,877	16,629	1,212	125,297
Fidelity Series Inflation-Protected Bond Index Fund	--	159,462	18,846	43	140,110
Fidelity Series International Credit Fund	--	4,186	--	--	4,186
Fidelity Series International Growth Fund	--	563,576	67,815	--	504,629
Fidelity Series International Small Cap Fund	--	128,474	16,568	--	116,066
Fidelity Series International Value Fund	--	563,576	68,261	--	510,594
Fidelity Series Intrinsic Opportunities Fund	--	451,286	14,170	--	450,393
Fidelity Series Investment Grade Bond Fund	--	2,481,405	289,022	9,370	2,195,974
Fidelity Series Long-Term Treasury Bond Index Fund	--	84,113	6,546	220	77,042
Fidelity Series Opportunistic Insights Fund	--	248,570	41,756	--	214,213
Fidelity Series Real Estate Equity Fund	--	46,104	8,492	143	38,564
Fidelity Series Real Estate Income Fund	--	44,533	5,210	458	39,586
Fidelity Series Short-Term Credit Fund	--	312,611	36,724	834	275,847
Fidelity Series Small Cap Discovery Fund	--	67,827	12,273	294	57,213
Fidelity Series Small Cap Opportunities Fund	91,791	125,452	57,016	438	172,614
Fidelity Series Stock Selector Large Cap Value Fund	--	385,522	61,293	--	334,432
Fidelity Series Value Discovery Fund (formerly Fidelity Series Equity-Income Fund)	--	539,192	311,922	2,271	236,033
Fidelity Short-Term Bond Fund	506,801	75,187	580,366	4,527	--
Fidelity Strategic Income Fund	269,513	22,618	297,386	7,153	--
Fidelity Strategic Real Return Fund	533,167	63,529	592,841	9,453	--
Fidelity Total Bond Fund	1,595,591	211,558	1,786,909	35,201	--
Total	$9,764,957	$10,890,631	$12,551,485	$149,600	$8,456,262

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (cost $8,234,587) — See accompanying schedule		$8,456,262
Cash		1
Receivable for fund shares sold		20,000
Total assets		8,476,263
Liabilities
Payable for investments purchased	$18,067
Payable for fund shares redeemed	1,933
Accrued management fee	4,311
Distribution and service plan fees payable	451
Total liabilities		24,762
Net Assets		$8,451,501
Net Assets consist of:
Paid in capital		$7,199,971
Undistributed net investment income		6,628
Accumulated undistributed net realized gain (loss) on investments		1,023,227
Net unrealized appreciation (depreciation) on investments		221,675
Net Assets		$8,451,501
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($101,712 ÷ 1,587.12 shares)		$64.09
Maximum offering price per share (100/94.25 of $64.09)		$68.00
Class M:
Net Asset Value and redemption price per share ($752,493 ÷ 11,731.01 shares)		$64.15
Maximum offering price per share (100/96.50 of $64.15)		$66.48
Class C:
Net Asset Value and offering price per share ($141,950 ÷ 2,234.95 shares)(a)		$63.51
Fidelity Simplicity RMD 2020:
Net Asset Value, offering price and redemption price per share ($7,449,285 ÷ 116,289.16 shares)		$64.06
Class I:
Net Asset Value, offering price and redemption price per share ($6,061 ÷ 94.65 shares)		$64.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Income distributions from underlying funds		$149,600
Expenses
Management fee	$8,912
Distribution and service plan fees	5,718
Independent trustees' fees and expenses	39
Total expenses before reductions	14,669
Expense reductions	(34)	14,635
Net investment income (loss)		134,965
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	798,660
Capital gain distributions from underlying funds	440,830
Total net realized gain (loss)		1,239,490
Change in net unrealized appreciation (depreciation) on underlying funds		(446,503)
Net gain (loss)		792,987
Net increase (decrease) in net assets resulting from operations		$927,952

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,965	$153,024
Net realized gain (loss)	1,239,490	137,577
Change in net unrealized appreciation (depreciation)	(446,503)	(166,274)
Net increase (decrease) in net assets resulting from operations	927,952	124,327
Distributions to shareholders from net investment income	(130,309)	(152,794)
Distributions to shareholders from net realized gain	(89,994)	(242,649)
Total distributions	(220,303)	(395,443)
Share transactions - net increase (decrease)	(2,020,636)	169,969
Total increase (decrease) in net assets	(1,312,987)	(101,147)
Net Assets
Beginning of period	9,764,488	9,865,635
End of period	$8,451,501	$9,764,488
Other Information
Undistributed net investment income end of period	$6,628	$1,973

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.25	$60.93	$59.08	$54.91	$48.63
Income from Investment Operations
Net investment income (loss)A	.773	.786	.748	.742	.927
Net realized and unrealized gain (loss)	5.368	(.202)	2.585	5.022	6.538
Total from investment operations	6.141	.584	3.333	5.764	7.465
Distributions from net investment income	(.746)	(.773)	(.742)	(.712)	(.933)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.301)	(2.264)	(1.483)	(1.594)	(1.185)
Net asset value, end of period	$64.09	$59.25	$60.93	$59.08	$54.91
Total ReturnB,C	10.56%	1.16%	5.72%	10.68%	15.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%	.25%	.25%	.25%	.24%F
Expenses net of fee waivers, if any	.35%	.25%	.25%	.25%	.24%F
Expenses net of all reductions	.35%	.25%	.25%	.25%	.24%F
Net investment income (loss)	1.27%	1.38%	1.25%	1.28%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$102	$92	$109	$109	$10
Portfolio turnover rateD	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.31	$61.00	$59.15	$55.00	$48.61
Income from Investment Operations
Net investment income (loss)A	.622	.642	.599	.605	.781
Net realized and unrealized gain (loss)	5.378	(.205)	2.586	5.021	6.563
Total from investment operations	6.000	.437	3.185	5.626	7.344
Distributions from net investment income	(.605)	(.636)	(.594)	(.594)	(.702)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.160)	(2.127)	(1.335)	(1.476)	(.954)
Net asset value, end of period	$64.15	$59.31	$61.00	$59.15	$55.00
Total ReturnB,C	10.29%	.90%	5.45%	10.40%	15.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.50%	.50%	.49%F	.50%
Expenses net of fee waivers, if any	.60%	.50%	.50%	.49%F	.50%
Expenses net of all reductions	.60%	.50%	.50%	.49%F	.50%
Net investment income (loss)	1.02%	1.13%	1.00%	1.04%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$752	$752	$544	$451	$10
Portfolio turnover rateD	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.84	$60.60	$58.82	$54.75	$48.55
Income from Investment Operations
Net investment income (loss)A	.315	.357	.296	.304	.532
Net realized and unrealized gain (loss)	5.326	(.216)	2.580	5.003	6.524
Total from investment operations	5.641	.141	2.876	5.307	7.056
Distributions from net investment income	(.416)	(.410)	(.355)	(.355)	(.604)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(.971)	(1.901)	(1.096)	(1.237)	(.856)
Net asset value, end of period	$63.51	$58.84	$60.60	$58.82	$54.75
Total ReturnB,C	9.74%	.39%	4.94%	9.84%	14.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.63%	.49%	.53%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$142	$175	$177	$205	$154
Portfolio turnover rateD	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.87	$48.59
Income from Investment Operations
Net investment income (loss)A	.924	.928	.898	.880	1.051
Net realized and unrealized gain (loss)	5.363	(.202)	2.584	5.027	6.531
Total from investment operations	6.287	.726	3.482	5.907	7.582
Distributions from net investment income	(.882)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.437)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$64.06	$59.21	$60.89	$59.04	$54.87
Total ReturnB	10.83%	1.41%	5.98%	10.97%	15.86%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$7,449	$8,744	$9,019	$7,882	$3,925
Portfolio turnover rateC	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.88	$48.59
Income from Investment Operations
Net investment income (loss)A	.922	.929	.897	.887	1.040
Net realized and unrealized gain (loss)	5.366	(.203)	2.585	5.010	6.552
Total from investment operations	6.288	.726	3.482	5.897	7.592
Distributions from net investment income	(.903)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.458)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$64.04	$59.21	$60.89	$59.04	$54.88
Total ReturnB	10.84%	1.41%	5.98%	10.95%	15.88%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$6	$2	$18	$17	$2
Portfolio turnover rateC	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (formerly Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2036 Fund and Fidelity Income Replacement 2040 Fund respectively) (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

The Funds offer the following classes of shares: Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund shares. Class A, Class M (formerly Class T), Class C and Class I of each Fund is closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Simplicity RMD Income Fund	$10,209,922	$126,981	$(2,078)	$124,903
Fidelity Simplicity RMD 2005 Fund	20,720,374	316,627	(4,361)	312,266
Fidelity Simplicity RMD 2010 Fund	6,298,103	121,079	(1,098)	119,981
Fidelity Simplicity RMD 2015 Fund	8,131,952	181,819	(1,394)	180,425
Fidelity Simplicity RMD 2020 Fund	8,237,182	220,397	(1,317)	219,080

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Simplicity RMD Income Fund	$17,284	$671,514	$124,903
Fidelity Simplicity RMD 2005 Fund	24,290	2,150,106	312,266
Fidelity Simplicity RMD 2010 Fund	6,483	843,057	119,981
Fidelity Simplicity RMD 2015 Fund	7,405	967,148	180,425
Fidelity Simplicity RMD 2020 Fund	6,628	1,025,820	219,080

The tax character of distributions paid was as follows:

July 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$154,846	$20,336	$175,182
Fidelity Simplicity RMD 2005 Fund	409,599	131,952	541,551
Fidelity Simplicity RMD 2010 Fund	113,623	78,314	191,937
Fidelity Simplicity RMD 2015 Fund	150,855	105,151	256,006
Fidelity Simplicity RMD 2020 Fund	142,187	78,116	220,303

July 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$160,372	$158,245	$318,617
Fidelity Simplicity RMD 2005 Fund	504,468	450,999	955,467
Fidelity Simplicity RMD 2010 Fund	127,490	192,115	319,605
Fidelity Simplicity RMD 2015 Fund	168,989	230,244	399,233
Fidelity Simplicity RMD 2020 Fund	160,559	234,884	395,443

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Simplicity RMD Income Fund	13,585,897	12,723,039
Fidelity Simplicity RMD 2005 Fund	25,692,690	34,750,943
Fidelity Simplicity RMD 2010 Fund	9,153,889	10,327,828
Fidelity Simplicity RMD 2015 Fund	11,249,078	14,240,440
Fidelity Simplicity RMD 2020 Fund	10,890,631	12,551,485

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Simplicity RMD Income Fund	.465%
Fidelity Simplicity RMD 2005 Fund	.499%
Fidelity Simplicity RMD 2010 Fund	.542%
Fidelity Simplicity RMD 2015 Fund	.584%
Fidelity Simplicity RMD 2020 Fund	.618%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Simplicity RMD Income Fund
Class A	-%	.25%	$476	$1
Class M	.25%	.25%	740	42
Class C	.75%	.25%	1,503	2
			$2,719	$45
Fidelity Simplicity RMD 2005 Fund
Class A	-%	.25%	$1,006	$9
Class M	.25%	.25%	1,954	4
Class C	.75%	.25%	1,636	40
			$4,596	$53
Fidelity Simplicity RMD 2010 Fund
Class A	-%	.25%	$835	$3
Class M	.25%	.25%	171	104
Class C	.75%	.25%	1,272	120
			$2,278	$227
Fidelity Simplicity RMD 2015 Fund
Class A	-%	.25%	$1,251	$10
Class M	.25%	.25%	3,642	8
Class C	.75%	.25%	3,301	33
			$8,194	$51
Fidelity Simplicity RMD 2020 Fund
Class A	-%	.25%	$239	$10
Class M	.25%	.25%	3,758	44
Class C	.75%	.25%	1,721	4
			$5,718	$58

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Simplicity RMD 2010 Fund
Class C(a)	$57
$57

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued. The following Funds were in reimbursement during the period:

Reimbursement(a)
Fidelity Simplicity RMD Income Fund	$36
Fidelity Simplicity RMD 2005 Fund	93
Fidelity Simplicity RMD 2010 Fund	27
Fidelity Simplicity RMD 2015 Fund	36
Fidelity Simplicity RMD 2020 Fund	34

 (a) Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
Fidelity Simplicity RMD Income Fund
From net investment income
Class A	$2,282	$4,661
Class M	1,432	2,666
Class C	816	949
Fidelity Simplicity RMD Income	138,035	141,578
Class I	771	915
Total	$143,336	$150,769
From net realized gain
Class A	$575	$7,591
Class M	454	5,214
Class C	467	2,769
Fidelity Simplicity RMD Income	30,188	151,262
Class I	162	1,012
Total	$31,846	$167,848
Fidelity Simplicity RMD 2005 Fund
From net investment income
Class A	$4,912	$10,860
Class M	3,849	4,711
Class C	1,120	1,570
Fidelity Simplicity RMD 2005	365,950	458,398
Class I	807	1,058
Total	$376,638	$476,597
From net realized gain
Class A	$2,747	$14,148
Class M	2,461	7,542
Class C	1,197	3,748
Fidelity Simplicity RMD 2005	158,149	449,213
Class I	359	4,219
Total	$164,913	$478,870
Fidelity Simplicity RMD 2010 Fund
From net investment income
Class A	$4,378	$5,451
Class M	291	931
Class C	797	878
Fidelity Simplicity RMD 2010	98,058	113,077
Class I	847	896
Total	$104,371	$121,233
From net realized gain
Class A	$4,415	$10,055
Class M	583	1,736
Class C	1,484	3,229
Fidelity Simplicity RMD 2010	80,413	181,970
Class I	671	1,382
Total	$87,566	$198,372
Fidelity Simplicity RMD 2015 Fund
From net investment income
Class A	$6,233	$5,910
Class M	6,368	11,291
Class C	2,539	2,752
Fidelity Simplicity RMD 2015	122,743	140,284
Class I	12	12
Total	$137,895	$160,249
From net realized gain
Class A	$5,776	$9,270
Class M	11,903	23,460
Class C	4,463	9,451
Fidelity Simplicity RMD 2015	95,960	196,785
Class I	9	18
Total	$118,111	$238,984
Fidelity Simplicity RMD 2020 Fund
From net investment income
Class A	$1,174	$1,339
Class M	7,533	7,925
Class C	1,242	1,221
Fidelity Simplicity RMD 2020	120,329	142,075
Class I	31	234
Total	$130,309	$152,794
From net realized gain
Class A	$864	$2,644
Class M	6,984	14,410
Class C	1,647	4,357
Fidelity Simplicity RMD 2020	80,482	220,792
Class I	17	446
Total	$89,994	$242,649

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Fidelity Simplicity RMD Income Fund
Class A
Reinvestment of distributions	34	194	$2,022	$10,972
Shares redeemed	(80)	(4,831)	(4,750)	(271,160)
Net increase (decrease)	(46)	(4,637)	$(2,728)	$(260,188)
Class M
Reinvestment of distributions	14	116	$813	$6,575
Shares redeemed	(221)	(3,141)	(13,046)	(175,892)
Net increase (decrease)	(207)	(3,025)	$(12,233)	$(169,317)
Class C
Reinvestment of distributions	22	66	$1,283	$3,718
Shares redeemed	(291)	(191)	(17,145)	(10,917)
Net increase (decrease)	(269)	(125)	$(15,862)	$(7,199)
Fidelity Simplicity RMD Income
Shares sold	52,476	49,373	$3,112,035	$2,825,155
Reinvestment of distributions	1,901	4,112	112,003	233,011
Shares redeemed	(43,924)	(58,308)	(2,604,210)	(3,311,153)
Net increase (decrease)	10,453	(4,823)	$619,828	$(252,987)
Class I
Reinvestment of distributions	9	20	$502	$1,130
Shares redeemed	–	(254)	–	(14,566)
Net increase (decrease)	9	(234)	$502	$(13,436)
Fidelity Simplicity RMD 2005 Fund
Class A
Shares sold	–	5,853	$–	$346,051
Reinvestment of distributions	125	426	7,658	25,007
Shares redeemed	(2,916)	(11,648)	(179,682)	(660,057)
Net increase (decrease)	(2,791)	(5,369)	$(172,024)	$(288,999)
Class M
Shares sold	–	1,673	$–	$98,478
Reinvestment of distributions	75	176	4,542	10,305
Shares redeemed	(1,054)	(2,517)	(64,651)	(148,353)
Net increase (decrease)	(979)	(668)	$(60,109)	$(39,570)
Class C
Shares sold	–	1,169	$–	$70,718
Reinvestment of distributions	38	91	2,317	5,318
Shares redeemed	(2,352)	(633)	(146,656)	(38,307)
Net increase (decrease)	(2,314)	627	$(144,339)	$37,729
Fidelity Simplicity RMD 2005
Shares sold	15,409	195,909	$952,887	$11,547,098
Reinvestment of distributions	6,181	12,560	378,181	737,302
Shares redeemed	(173,686)	(165,141)	(10,758,964)	(9,729,252)
Net increase (decrease)	(152,096)	43,328	$(9,427,896)	$2,555,148
Class I
Shares sold	–	4,724	$–	$284,670
Reinvestment of distributions	19	90	1,166	5,277
Shares redeemed	(358)	(8,655)	(22,152)	(514,080)
Net increase (decrease)	(339)	(3,841)	$(20,986)	$(224,133)
Fidelity Simplicity RMD 2010 Fund
Class A
Shares sold	9	–	$525	$–
Reinvestment of distributions	134	249	7,621	13,708
Shares redeemed	(2,697)	(636)	(158,781)	(35,019)
Net increase (decrease)	(2,554)	(387)	$(150,635)	$(21,311)
Class M
Shares sold	–	1,176	$–	$64,363
Reinvestment of distributions	15	48	874	2,667
Shares redeemed	(644)	(1,358)	(36,603)	(71,273)
Net increase (decrease)	(629)	(134)	$(35,729)	$(4,243)
Class C
Shares sold	11	–	$616	$–
Reinvestment of distributions	40	74	2,261	4,046
Shares redeemed	(41)	(237)	(2,329)	(12,646)
Net increase (decrease)	10	(163)	$548	$(8,600)
Fidelity Simplicity RMD 2010
Shares sold	18,807	3,094	$1,111,275	$172,900
Reinvestment of distributions	1,903	4,515	108,612	248,476
Shares redeemed	(41,072)	(23,938)	(2,444,268)	(1,316,244)
Net increase (decrease)	(20,362)	(16,329)	$(1,224,381)	$(894,868)
Class I
Reinvestment of distributions	27	41	$1,518	$2,278
Shares redeemed	–	(52)	–	(2,741)
Net increase (decrease)	27	(11)	$1,518	$(463)
Fidelity Simplicity RMD 2015 Fund
Class A
Shares sold	–	1,233	$–	$70,588
Reinvestment of distributions	199	260	12,009	15,180
Shares redeemed	(2,632)	(509)	(169,007)	(30,132)
Net increase (decrease)	(2,433)	984	$(156,998)	$55,636
Class M
Shares sold	–	311	$–	$18,325
Reinvestment of distributions	267	551	16,027	32,064
Shares redeemed	(8,750)	(1,416)	(532,221)	(82,028)
Net increase (decrease)	(8,483)	(554)	$(516,194)	$(31,639)
Class C
Reinvestment of distributions	93	183	$5,542	$10,599
Shares redeemed	(5,110)	(1,005)	(323,132)	(58,699)
Net increase (decrease)	(5,017)	(822)	$(317,590)	$(48,100)
Fidelity Simplicity RMD 2015
Shares sold	5,906	12,583	$363,643	$727,911
Reinvestment of distributions	2,502	4,205	150,898	244,970
Shares redeemed	(45,731)	(17,250)	(2,863,060)	(1,012,347)
Net increase (decrease)	(37,323)	(462)	$(2,348,519)	$(39,466)
Class I
Reinvestment of distributions	–(a)	1	$21	$30
Shares redeemed	–	(2)	–	(38)
Net increase (decrease)	–(a)	(1)	$21	$(8)
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	33	64	$1,945	$3,649
Shares redeemed	–	(291)	(13)	(16,674)
Net increase (decrease)	33	(227)	$1,932	$(13,025)
Class M
Shares sold	–	9,235	$–	$527,973
Reinvestment of distributions	176	303	10,404	17,283
Shares redeemed	(1,122)	(5,773)	(68,939)	(327,421)
Net increase (decrease)	(946)	3,765	$(58,535)	$217,835
Class C
Reinvestment of distributions	45	93	$2,622	$5,260
Shares redeemed	(779)	(40)	(48,468)	(2,283)
Net increase (decrease)	(734)	53	$(45,846)	$2,977
Fidelity Simplicity RMD 2020
Shares sold	8,889	16,324	$545,653	$939,546
Reinvestment of distributions	2,397	5,088	141,832	289,555
Shares redeemed	(42,684)	(21,837)	(2,609,720)	(1,251,519)
Net increase (decrease)	(31,398)	(425)	$(1,922,235)	$(22,418)
Class I
Shares sold	63	–	$4,000	$–
Reinvestment of distributions	1	12	48	671
Shares redeemed	–	(279)	–	(16,071)
Net increase (decrease)	64	(267)	$4,048	$(15,400)

 (a) Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Simplicity RMD Income Fund (formerly Fidelity Income Replacement 2024 Fund), Fidelity Simplicity RMD 2005 Fund (formerly Fidelity Income Replacement 2028 Fund), Fidelity Simplicity RMD 2010 Fund (formerly Fidelity Income Replacement 2032 Fund), Fidelity Simplicity RMD 2015 Fund (formerly Fidelity Income Replacement 2036 Fund) and Fidelity Simplicity RMD 2020 Fund (formerly Fidelity Income Replacement 2040 Fund):

We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the Funds), each a fund of the Fidelity Income Fund, including the schedules of investments, as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Fidelity Simplicity RMD Income Fund
Class A	.40%
Actual		$1,000.00	$1,040.50	$2.02**
Hypothetical-C		$1,000.00	$1,022.81	$2.01**
Class M	.65%
Actual		$1,000.00	$1,039.00	$3.29**
Hypothetical-C		$1,000.00	$1,021.57	$3.26**
Class C	1.15%
Actual		$1,000.00	$1,036.60	$5.81**
Hypothetical-C		$1,000.00	$1,019.09	$5.76**
Fidelity Simplicity RMD Income	.15%
Actual		$1,000.00	$1,041.90	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Class I	.15%
Actual		$1,000.00	$1,041.70	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Fidelity Simplicity RMD 2005 Fund
Class A	.41%
Actual		$1,000.00	$1,049.40	$2.08**
Hypothetical-C		$1,000.00	$1,022.76	$2.06**
Class M	.65%
Actual		$1,000.00	$1,048.20	$3.30**
Hypothetical-C		$1,000.00	$1,021.57	$3.26**
Class C	1.19%
Actual		$1,000.00	$1,045.60	$6.04**
Hypothetical-C		$1,000.00	$1,018.89	$5.96**
Fidelity Simplicity RMD 2005	.15%
Actual		$1,000.00	$1,050.90	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**
Class I	.16%
Actual		$1,000.00	$1,050.90	$.81**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Fidelity Simplicity RMD 2010 Fund
Class A	.43%
Actual		$1,000.00	$1,056.90	$2.19**
Hypothetical-C		$1,000.00	$1,022.66	$2.16**
Class M	.75%
Actual		$1,000.00	$1,055.30	$3.82**
Hypothetical-C		$1,000.00	$1,021.08	$3.76**
Class C	1.16%
Actual		$1,000.00	$1,052.80	$5.90**
Hypothetical-C		$1,000.00	$1,019.04	$5.81**
Fidelity Simplicity RMD 2010	.16%
Actual		$1,000.00	$1,058.20	$.82**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Class I	.16%
Actual		$1,000.00	$1,058.20	$.82**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Fidelity Simplicity RMD 2015 Fund
Class A	.43%
Actual		$1,000.00	$1,063.10	$2.20**
Hypothetical-C		$1,000.00	$1,022.66	$2.16**
Class M	.73%
Actual		$1,000.00	$1,061.70	$3.73**
Hypothetical-C		$1,000.00	$1,021.17	$3.66**
Class C	1.21%
Actual		$1,000.00	$1,059.00	$6.18**
Hypothetical-C		$1,000.00	$1,018.79	$6.06**
Fidelity Simplicity RMD 2015	.18%
Actual		$1,000.00	$1,064.50	$.92**
Hypothetical-C		$1,000.00	$1,023.90	$.90**
Class I	.24%
Actual		$1,000.00	$1,064.20	$1.23**
Hypothetical-C		$1,000.00	$1,023.60	$1.20**
Fidelity Simplicity RMD 2020 Fund
Class A	.44%
Actual		$1,000.00	$1,068.80	$2.26**
Hypothetical-C		$1,000.00	$1,022.61	$2.21**
Class M	.69%
Actual		$1,000.00	$1,067.40	$3.54**
Hypothetical-C		$1,000.00	$1,021.37	$3.46**
Class C	1.20%
Actual		$1,000.00	$1,064.70	$6.14**
Hypothetical-C		$1,000.00	$1,018.84	$6.01**
Fidelity Simplicity RMD 2020	.20%
Actual		$1,000.00	$1,070.10	$1.03**
Hypothetical-C		$1,000.00	$1,023.80	$1.00**
Class I	.15%
Actual		$1,000.00	$1,070.10	$.77**
Hypothetical-C		$1,000.00	$1,024.05	$.75**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

**If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Simplicity RMD Income Fund
Class A	.72%
Actual		$3.64
Hypothetical-(b)		$3.61
Class M	.97%
Actual		$4.90
Hypothetical-(b)		$4.86
Class C	1.47%
Actual		$7.42
Hypothetical-(b)		$7.35
Fidelity Simplicity RMD Income	.47%
Actual		$2.38
Hypothetical-(b)		$2.36
Class I	.47%
Actual		$2.38
Hypothetical-(b)		$2.36
Fidelity Simplicity RMD 2005 Fund
Class A	.75%
Actual		$3.81
Hypothetical-(b)		$3.76
Class M	1.00%
Actual		$5.07
Hypothetical-(b)		$5.01
Class C	1.50%
Actual		$7.60
Hypothetical-(b)		$7.50
Fidelity Simplicity RMD 2005	.50%
Actual		$2.54
Hypothetical-(b)		$2.51
Class I	.50%
Actual		$2.54
Hypothetical-(b)		$2.51
Fidelity Simplicity RMD 2010 Fund
Class A	.79%
Actual		$4.03
Hypothetical-(b)		$3.96
Class M	1.04%
Actual		$5.30
Hypothetical-(b)		$5.21
Class C	1.54%
Actual		$7.83
Hypothetical-(b)		$7.70
Fidelity Simplicity RMD 2010	.54%
Actual		$2.75
Hypothetical-(b)		$2.71
Class I	.54%
Actual		$2.75
Hypothetical-(b)		$2.71
Fidelity Simplicity RMD 2015 Fund
Class A	.83%
Actual		$4.24
Hypothetical-(b)		$4.16
Class M	1.08%
Actual		$5.52
Hypothetical-(b)		$5.41
Class C	1.58%
Actual		$8.06
Hypothetical-(b)		$7.90
Fidelity Simplicity RMD 2015	.58%
Actual		$2.97
Hypothetical-(b)		$2.91
Class I	.58%
Actual		$2.97
Hypothetical-(b)		$2.91
Fidelity Simplicity RMD 2020 Fund
Class A	.87%
Actual		$4.46
Hypothetical-(b)		$4.36
Class M	1.12%
Actual		$5.74
Hypothetical-(b)		$5.61
Class C	1.62%
Actual		$8.28
Hypothetical-(b)		$8.10
Fidelity Simplicity RMD 2020	.62%
Actual		$3.18
Hypothetical-(b)		$3.11
Class I	.62%
Actual		$3.18
Hypothetical-(b)		$3.11

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Simplicity RMD Income Fund
Class A	09/18/2017	09/15/2017	$3.849
Class M	09/18/2017	09/15/2017	$3.849
Class C	09/18/2017	09/15/2017	$3.849
Simplicity RMD Income	09/18/2017	09/15/2017	$3.849
Class I	09/18/2017	09/15/2017	$3.849
Fidelity Simplicity RMD 2005 Fund
Class A	09/18/2017	09/15/2017	$6.849
Class M	09/18/2017	09/15/2017	$6.849
Class C	09/18/2017	09/15/2017	$6.849
Simplicity RMD 2005	09/18/2017	09/15/2017	$6.849
Class I	09/18/2017	09/15/2017	$6.849
Fidelity Simplicity RMD 2010 Fund
Class A	09/18/2017	09/15/2017	$8.342
Class M	09/18/2017	09/15/2017	$8.342
Class C	09/18/2017	09/15/2017	$8.342
Simplicity RMD 2010	09/18/2017	09/15/2017	$8.342
Class I	09/18/2017	09/15/2017	$8.342
Fidelity Simplicity RMD 2015 Fund
Class A	09/18/2017	09/15/2017	$7.473
Class M	09/18/2017	09/15/2017	$7.473
Class C	09/18/2017	09/15/2017	$7.473
Simplicity RMD 2015	09/18/2017	09/15/2017	$7.473
Class I	09/18/2017	09/15/2017	$7.473
Fidelity Simplicity RMD 2020 Fund
Class A	09/18/2017	09/15/2017	$6.595
Class M	09/18/2017	09/15/2017	$6.595
Class C	09/18/2017	09/15/2017	$6.595
Simplicity RMD 2020	09/18/2017	09/15/2017	$6.595
Class I	09/18/2017	09/15/2017	$6.595

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD Income Fund	$679,883
Fidelity Simplicity RMD 2005 Fund	$2,275,212
Fidelity Simplicity RMD 2010 Fund	$1,070,650
Fidelity Simplicity RMD 2015 Fund	$1,116,872
Fidelity Simplicity RMD 2020 Fund	$1,141,659

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Simplicity RMD Income Fund
Class A	5.11%
Class M	5.11%
Class C	5.11%
Simplicity RMD Income	5.11%
Class I	5.11%
Fidelity Simplicity RMD 2005 Fund
Class A	3.75%
Class M	3.75%
Class C	3.75%
Simplicity RMD 2005	3.75%
Class I	3.75%
Fidelity Simplicity RMD 2010 Fund
Class A	2.92%
Class M	2.92%
Class C	2.92%
Simplicity RMD 2010	2.92%
Class I	2.92%
Fidelity Simplicity RMD 2015 Fund
Class A	2.55%
Class M	2.55%
Class C	2.55%
Simplicity RMD 2015	2.55%
Class I	2.55%
Fidelity Simplicity RMD 2020 Fund
Class A	2.30%
Class M	2.30%
Class C	2.30%
Simplicity RMD 2020	2.30%
Class I	2.30%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Simplicity RMD Income Fund
August 2016	30%	46%	0%	23%	23%
September 2016	43%	63%	100%	33%	33%
October 2016	37%	43%	63%	33%	33%
November 2016	44%	71%	0%	33%	33%
December 2016 (ex-date 12/16/16)	33%	33%	33%	33%	33%
December 2016 (ex-date 12/29/16)	35%	37%	42%	33%	33%
January 2017	28%	38%	100%	22%	22%
February 2017	31%	53%	0%	22%	22%
March 2017	28%	40%	100%	22%	22%
April 2017	26%	31%	56%	22%	22%
May 2017	0%	0%	0%	0%	0%
June 2017	29%	42%	100%	22%	22%
July 2017	29%	43%	100%	22%	22%
Fidelity Simplicity RMD 2005 Fund
August 2016	38%	58%	0%	28%	28%
September 2016	53%	81%	100%	41%	41%
October 2016	47%	54%	80%	41%	41%
November 2016	57%	94%	0%	41%	41%
December 2016 (ex-date 12/16/16)	41%	41%	41%	41%	41%
December 2016 (ex-date 12/29/16)	43%	46%	50%	41%	41%
January 2017	40%	61%	100%	32%	32%
February 2017	47%	86%	0%	32%	32%
March 2017	45%	64%	100%	32%	32%
April 2017	38%	47%	0%	32%	32%
May 2017	0%	0%	0%	0%	0%
June 2017	44%	67%	0%	32%	32%
July 2017	42%	63%	100%	32%	32%
Fidelity Simplicity RMD 2010 Fund
August 2016	44%	70%	0%	31%	31%
September 2016	60%	93%	0%	46%	46%
October 2016	52%	61%	91%	45%	45%
November 2016	66%	100%	0%	45%	45%
December 2016 (ex-date 12/16/16)	46%	46%	46%	46%	46%
December 2016 (ex-date 12/29/16)	48%	52%	56%	46%	46%
January 2017	53%	88%	0%	39%	39%
February 2017	58%	100%	0%	39%	39%
March 2017	55%	79%	0%	39%	39%
April 2017	46%	57%	100%	39%	39%
May 2017	0%	0%	0%	0%	0%
June 2017	55%	87%	0%	39%	39%
July 2017	57%	100%	0%	39%	40%
Fidelity Simplicity RMD 2015 Fund
August 2016	46%	78%	0%	32%	32%
September 2016	64%	100%	0%	47%	47%
October 2016	56%	65%	99%	48%	48%
November 2016	69%	100%	0%	48%	48%
December 2016 (ex-date 12/16/16)	51%	51%	51%	51%	51%
December 2016 (ex-date 12/29/16)	52%	59%	60%	50%	50%
January 2017	63%	65%	0%	46%	46%
February 2017	70%	100%	0%	45%	45%
March 2017	64%	100%	0%	45%	45%
April 2017	54%	68%	100%	45%	45%
May 2017	0%	0%	0%	0%	0%
June 2017	66%	100%	0%	45%	45%
July 2017	58%	100%	0%	45%	41%
Fidelity Simplicity RMD 2020 Fund
August 2016	48%	86%	0%	34%	34%
September 2016	69%	100%	0%	50%	50%
October 2016	57%	67%	98%	50%	50%
November 2016	77%	100%	0%	50%	50%
December 2016 (ex-date 12/16/16)	52%	52%	52%	52%	52%
December 2016 (ex-date 12/29/16)	53%	56%	61%	52%	52%
January 2017	87%	100%	0%	52%	52%
February 2017	83%	100%	0%	52%	52%
March 2017	71%	100%	0%	51%	51%
April 2017	61%	78%	100%	51%	51%
May 2017	0%	0%	0%	0%	0%
June 2017	75%	100%	0%	51%	51%
July 2017	92%	100%	0%	53%	30%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 19, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

For Fidelity Simplicity RMD Income Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	6,371,329.13	97.937
Against	134,265.64	2.063
Abstain	0.00	0.000
TOTAL	6,505,594.77	100.000

PROPOSAL 1

For Fidelity Simplicity RMD 2005 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	16,631,958.86	94.938
Against	683,400.99	3.901
Abstain	203,536.75	1.161
TOTAL	17,518,896.60	100.000

PROPOSAL 1

For Fidelity Simplicity RMD 2010 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	5,969,376.47	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	5,969,376.47	100.000

PROPOSAL 1

For Fidelity Simplicity RMD 2015 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	7,712,242.87	99.606
Against	0.00	0.000
Abstain	30,507.28	0.394
TOTAL	7,742,750.15	100.000

PROPOSAL 1

For Fidelity Simplicity RMD 2020 Fund℠, to modify the fund's fundamental investment objective.

	# of Votes	% of Votes
Affirmative	5,962,949.34	93.528
Against	412,668.45	6.472
Abstain	0.00	0.000
TOTAL	6,375,617.79	100.000

PROPOSAL 2

For Fidelity Simplicity RMD Income Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,469,652.37	99.448
Against	35,942.40	0.552
Abstain	0.00	0.000
TOTAL	6,505,594.77	100.000

PROPOSAL 2

For Fidelity Simplicity RMD 2005 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	16,763,439.95	95.688
Against	351,339.88	2.006
Abstain	404,116.77	2.306
TOTAL	17,518,896.60	100.000

PROPOSAL 2

For Fidelity Simplicity RMD 2010 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,969,376.47	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	5,969,376.47	100.000

PROPOSAL 2

For Fidelity Simplicity RMD 2015 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	7,712,242.87	99.606
Against	0.00	0.000
Abstain	30,507.28	0.394
TOTAL	7,742,750.15	100.000

PROPOSAL 2

For Fidelity Simplicity RMD 2020 Fund℠, to approve an amended and restated management contract between the fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,962,949.34	93.528
Against	412,668.45	6.472
Abstain	0.00	0.000
TOTAL	6,375,617.79	100.000

SRD-ANN-0917
1.9881721.100

Item 2.

Code of Ethics

As of the end of the period, July 31, 2017, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Managed Retirement Income Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2005 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2010 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2015 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2020 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2025 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD Income Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2005 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2010 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2015 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2020 Fund	$22,000	$-	$5,100	$700

July 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Managed Retirement Income Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2005 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2010 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2015 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2020 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2025 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD Income Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2005 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2010 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2015 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2020 Fund	$22,000	$-	$5,100	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2017A	July 31, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2017A	July 31, 2016A,B
Deloitte Entities	$430,000	$140,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 26, 2017